                             United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-4017

                      (Investment Company Act File Number)

                             Federated Equity Funds
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/05

            Date of Reporting Period: Fiscal year ended 10/31/05

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

29TH ANNUAL SHAREHOLDER REPORT

October 31, 2005

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$24.04		$22.58		$19.40		$22.48		$29.05
Income From Investment Operations:
Net investment income	0.26		0.11	[1]	0.09		0.13	[2]	0.17
Net realized and unrealized gain (loss) on investments, futures contracts and options	0.99		1.46		3.17		(3.04	) [2]	(4.97)
TOTAL FROM INVESTMENT OPERATIONS	1.25		1.57		3.26		(2.91)		(4.80)
Less Distributions:
Distributions from net investment income	(0.21)		(0.11)		(0.08)		(0.17)		(0.08)
Distributions from net realized gain on investments	(0.02)		--		--		--		(1.69)
TOTAL DISTRIBUTIONS	(0.23)		(0.11)		(0.08)		(0.17)		(1.77)
Net Asset Value, End of Period	$25.06		$24.04		$22.58		$19.40		$22.48
Total Return [3]	5.22	% [4,5]	6.97	% [4]	16.89%		(13.10)%		(17.25)%

Ratios to Average Net Assets:
Net expenses	1.22	% [6]	1.25	% [6]	1.27	% [6]	1.23	% [6]	1.23%
Net investment income	0.98%		0.46%		0.62%		0.76	% [2]	0.80%
Expense waiver/reimbursement [7]	0.02%		0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,225,781		$2,605,203		$2,179,111		$1,337,564		$699,510
Portfolio turnover	43%		45%		40%		71%		61%

1 Based on average shares outstanding.

2 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain /loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended October 31, 2005, and the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. (See Notes to Financial Statements, Note 5.)

5 During the year ended October 31, 2005, the Fund's Class A Shares were reimbursed by the shareholder services provider, which had an impact of less than 0.01% on the total return. (See Note to Financial Statements, Note 5.)

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the net expense ratio was 0.01% for the year ended October 31, 2005, and less than 0.01% for the years ended October 31, 2004, October 31, 2003, and October 31, 2002, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$23.34		$21.98		$18.95		$21.99		$28.58
Income From Investment Operations:
Net investment income (loss)	0.02		(0.06	) [1]	(0.02)		0.03	[2]	0.04
Net realized and unrealized gain (loss) on investments, futures contracts and options	1.00		1.42		3.05		(3.05	) [2]	(4.94)
TOTAL FROM INVESTMENT OPERATIONS	1.02		1.36		3.03		(3.02)		(4.90)
Less Distributions:
Distributions from net investment income	(0.04)		--		--		(0.02)		--
Distributions from net realized gain on investments	(0.02)		--		--		--		(1.69)
TOTAL DISTRIBUTIONS	(0.06)		--		--		(0.02)		(1.69)
Net Asset Value, End of Period	$24.30		$23.34		$21.98		$18.95		$21.99
Total Return [3]	4.37	% [4]	6.19	% [4]	15.99%		(13.76)%		(17.88)%

Ratios to Average Net Assets:
Net expenses	2.01	% [5]	1.98	% [5]	2.02	% [5]	1.98	% [5]	1.98%
Net investment income (loss)	0.19%		(0.27)%		(0.14)%		0.01	% [2]	0.06%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$507,271		$569,518		$528,029		$378,336		$299,814
Portfolio turnover	43%		45%		40%		71%		61%

1 Based on average shares outstanding.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended October 31, 2005, and the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. (See Notes to Financial Statements, Note 5.)

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the net expense ratio was 0.01% for the year ended October 31, 2005, and less than 0.01% for the years ended October 31, 2004, October 31, 2003, and October 31, 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$23.32		$21.96		$18.94		$21.98		$28.55
Income From Investment Operations:
Net investment income (loss)	0.02		(0.08	) [1]	(0.02)		0.04	[2]	0.04
Net realized and unrealized gain (loss) on investments, futures contracts and options	0.99		1.44		3.04		(3.05	) [2]	(4.92)
TOTAL FROM INVESTMENT OPERATIONS	1.01		1.36		3.02		(3.01)		(4.88)
Less Distributions:
Distributions from net investment income	(0.03)		--		--		(0.03)		--
Distributions from net realized gain on investments	(0.02)		--		--		--		(1.69)
TOTAL DISTRIBUTIONS	(0.05)		--		--		(0.03)		(1.69)
Net Asset Value, End of Period	$24.28		$23.32		$21.96		$18.94		$21.98
Total Return [3]	4.35	% [4]	6.19	% [4]	15.95%		(13.73)%		(17.83)%

Ratios to Average Net Assets:
Net expenses	2.02	% [5]	2.02	% [5]	2.02	% [5]	1.98	% [5]	1.98%
Net investment income (loss)	0.18%		(0.31)%		(0.13)%		0.01	% [2]	0.05%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$185,175		$215,206		$176,633		$100,576		$51,497
Portfolio turnover	43%		45%		40%		71%		61%

1 Based on average shares outstanding.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended October 31, 2005, and the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% and 0.04%, respectively, on the total return. (See Notes to Financial Statements, Note 5.)

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the net expense ratio was 0.01% for the year ended October 31, 2005, and less than 0.01% for the years ended October 31, 2004, October 31, 2003, and October 31, 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003	[1]
Net Asset Value, Beginning of Period	$23.87		$22.54		$19.13
Income From Investment Operations:
Net investment income	0.09		0.01	[2]	0.03
Net realized and unrealized gain on investments, futures contracts and options	1.04		1.45		3.38
TOTAL FROM INVESTMENT OPERATIONS	1.13		1.46		3.41
Less Distributions:
Distributions from net investment income	(0.04)		(0.13)		--
Distributions from net realized gain on investments	(0.02)		--		--
TOTAL DISTRIBUTIONS	(0.06)		(0.13)		--
Net Asset Value, End of Period	$24.94		$23.87		$22.54
Total Return [3]	4.73	% [4]	6.49	% [4]	17.83%

Ratios to Average Net Assets:
Net expenses	1.67	% [5]	1.69	% [5]	1.74	% [5,6]
Net investment income	0.46%		0.03%		0.15	% [6]
Expense waiver/reimbursement [7]	0.00	% [8]	0.00	% [8]	0.00	% [6,8]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,389		$9,345		$15,533
Portfolio turnover	43%		45%		40	% [9]

1 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended October 31, 2005, and the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. (See Notes to Financial Statements, Note 5.)

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the net expense ratio was 0.01% for the year ended October 31, 2005, and less than 0.01% for the year ended October 31, 2004 and the period ended October 31, 2003, respectively, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

8 Represents less than 0.01%.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,031.70	$ 6.15
Class B Shares	$1,000	$1,027.50	$10.37
Class C Shares	$1,000	$1,027.50	$10.37
Class K Shares	$1,000	$1,029.30	$ 8.49
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.16	$ 6.11
Class B Shares	$1,000	$1,014.97	$10.31
Class C Shares	$1,000	$1,014.97	$10.31
Class K Shares	$1,000	$1,016.84	$ 8.44

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.20%
Class B Shares	2.03%
Class C Shares	2.03%
Class K Shares	1.66%

Management's Discussion of Fund Performance

This report covers Federated Capital Appreciation Fund's fiscal year performance period from November 1, 2004 through October 31, 2005. During this period, the fund produced total returns of 5.22%, 4.37%, 4.35% and 4.73% for Class A, Class B, Class C and Class K shares, respectively, based on net asset value (NAV). The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the fund's benchmark, the Standard & Poor's 500 Index. 1

The fund underperformed its benchmark, S&P 500 Index, which returned 8.72% during the same period. The fund also trailed its peer group as measured by the Lipper Large Cap Core Funds Average category, which produced an average total return of 8.35% for the same period. 2

The past 12 months generated positive returns for most domestic and global equity market benchmarks. These gains were essentially generated in the first two months of the period, followed by the market trading in a fairly tight range (approximately 100 points) through the remainder of the period. In general, small and mid cap investment strategies outperformed large cap strategies during the period. This negatively influenced the fund's relative performance, as it had a larger market cap bias as compared to the index. Value-based strategies generally outperformed growth-based strategies. This positively influenced the fund's performance as it had a slight value tilt during most of the year.

1 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges. Investments cannot be made in an average.

The following discussion will focus on the performance of the fund's Class A Shares. Stock selection was the primary contributor to our negative relative performance, although, sector allocation was also a negative contributing factor. On a stock selection basis, the fund's return was hindered by stock performance within the Health Care, Materials, and Energy sectors. The fund benefited from stock performance within the Consumer Staples and Consumer Discretionary sectors. From a sector positioning standpoint, the fund's returns were aided by being underweight relative to the fund's benchmark in the Financials sector early in the year followed by a move to overweight later in the year. The fund also benefited from being underweight in the Industrials and Materials sectors. The fund's returns were limited by its cash position in a rising market. The fund also was negatively impacted by being underweight in the Utilities and Health Care sectors.

Top contributors during the year were: Altria Group ; Exxon Mobil ; Gillette ; Transocean ; and ConocoPhillips .. Bottom contributors during the year were: Pfizer, Inc. ; Fannie Mae ; Tyco International ; Wal-Mart Stores ; and Verizon Communications ..

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Capital Appreciation Fund (Class A Shares) (the "Fund") from October 31, 1995 to October 31, 2005, compared to the Standard & Poor's 500 Index (S&P 500), 2 and the Lipper Large-Cap Core Fund Average (LLCCFA). 2

Average Annual Total Returns [3] for the Periods Ended 10/31/2005
1 Year	(0.57)%
5 Years	(2.22)%
10 Years	9.89%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge=$9,450). Effective January 1, 1996, the fiscal year end of this Fund was changed from December 31 to October 31. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest in an index or average.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Capital Appreciation Fund (Class B Shares) (the "Fund") from January 4, 1996 (start of performance) to October 31, 2005, compared to the Standard & Poor's 500 Index (S&P 500), 2 and the Lipper Large-Cap Core Fund Average (LLCCFA). 2

Average Annual Total Returns [3] for the Periods Ended 10/31/2005
1 Year	(1.13)%
5 Years	(2.23)%
Start of Performance (1/4/1996)	9.32%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over eight years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Capital Appreciation Fund (Class C Shares) (the "Fund") from January 4, 1996 (start of performance) to October 31, 2005, compared to the Standard & Poor's 500 Index (S&P 500), 2 and the Lipper Large-Cap Core Fund Average (LLCCFA). 2

Average Annual Total Returns [3] for the Periods Ended 10/31/2005
1 Year	2.29%
5 Years	(2.05)%
Start of performance (1/4/1996)	9.05%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%, and the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge=$9,900). A 1.00% contingent deferred sales charge would be imposed on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index or average.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 index is unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index or average.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. The Fund offers three other classes of shares; Class A Shares, Class B Shares and Class C Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,000 1 in Federated Capital Appreciation Fund (Class K Shares) (the "Fund") from October 31, 1995 to October 31, 2005, compared to the Standard & Poor's 500 Index (S&P 500), 2 and the Lipper Large-Cap Core Fund Average (LLCCFA). 2

Average Annual Total Returns for the Periods Ended 10/31/2005
1 Year	4.73%
5 Years	(1.55)%
10 Years	10.01%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund with no sales load. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest in an index or average.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	22.9%
Information Technology	15.4%
Health Care	14.0%
Energy	12.5%
Consumer Discretionary	11.9%
Industrials	8.7%
Consumer Staples	7.6%
Telecommunication Services	5.0%
Materials	0.8%
Securities Lending Collateral [2]	0.0%
Cash Equivalents [3]	0.8%
Other Assets and Liabilities--Net [4]	0.4%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market funds.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements, other than those representing securities lending collateral.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2005

Shares			Value
		COMMON STOCKS--98.8%
		Consumer Discretionary--11.9%
1,083,100		Gap (The), Inc.	$18,715,968
1,461,497		Home Depot, Inc.	59,979,837
2,520,100	[1]	Interpublic Group Cos., Inc.	26,032,633
1,156,300		Mattel, Inc.	17,055,425
1,677,890		McDonald's Corp.	53,021,324
438,888		Nike, Inc., Class B	36,888,536
860,039		Target Corp.	47,895,572
2,522,400		Time Warner, Inc.	44,974,392
1,411,174		Viacom, Inc., Class B	43,704,059
		TOTAL	348,267,746
		Consumer Staples--7.6%
820,150		Altria Group, Inc.	61,552,258
1,388,750		Coca-Cola Co.	59,410,725
1,137,309	[1,2]	Kroger Co.	22,632,449
542,342		PepsiCo, Inc.	32,041,565
543,217		Procter & Gamble Co.	30,414,720
367,490		Wal-Mart Stores, Inc.	17,385,952
		TOTAL	223,437,669
		Energy--12.5%
243,000		Apache Corp.	15,510,690
1,593,316		Chevron Corp.	90,930,544
473,500		ConocoPhillips	30,957,430
215,400	[1]	Cooper Cameron Corp.	15,881,442
2,390,397		Exxon Mobil Corp.	134,196,888
339,100		GlobalSantaFe Corp.	15,106,905
250,100		Halliburton Co.	14,780,910
848,700	[1]	Transocean Sedco Forex, Inc.	48,791,763
		TOTAL	366,156,572
		Financials--22.9%
1,067,400		Ace Ltd.	55,611,540
799,340		Allstate Corp.	42,197,158
861,649		American International Group, Inc.	55,834,855
982,836		Bank of America Corp.	42,989,247
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
1,410,450		Citigroup, Inc.	$64,570,401
711,800		Federal Home Loan Mortgage Corp.	43,668,930
814,822		Federal National Mortgage Association	38,720,341
198,400		Franklin Resources, Inc.	17,532,608
256,600		Goldman Sachs Group, Inc.	32,426,542
1,012,705		J.P. Morgan Chase & Co.	37,085,257
1,680,700		MBNA Corp.	42,975,499
1,101,300		Merrill Lynch & Co., Inc.	71,298,162
1,202,182		Morgan Stanley	65,410,723
979,800		Wells Fargo & Co.	58,983,960
		TOTAL	669,305,223
		Health Care--14.0%
1,137,103		Abbott Laboratories	48,952,284
1,007,902		Baxter International, Inc.	38,532,093
1,212,360		Johnson & Johnson	75,917,983
509,700		McKesson HBOC, Inc.	23,155,671
967,816		Medtronic, Inc.	54,836,455
653,783		Merck & Co., Inc.	18,449,756
3,047,208		Pfizer, Inc.	66,246,302
1,185,700		Schering Plough Corp.	24,117,138
1,308,376		Wyeth	58,301,235
		TOTAL	408,508,917
		Industrials--8.7%
319,400		Deere & Co.	19,381,192
2,955,005		General Electric Co.	100,204,220
632,500		Northrop Grumman Corp.	33,933,625
1,718,138		Tyco International Ltd.	45,341,662
775,700		United Parcel Service, Inc.	56,579,558
		TOTAL	255,440,257
		Information Technology--15.4%
2,277,800		Applied Materials, Inc.	37,310,364
1,729,733	[1]	Cisco Systems, Inc.	30,183,841
1,001,225	[1]	Dell, Inc.	31,919,053
3,019,600	[1]	EMC Corp. Mass	42,153,616
48,800	[1]	Google Inc.	18,160,432
526,768		IBM Corp.	43,131,764
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--continued
1,740,546		Intel Corp.	$40,902,831
386,662		KLA-Tencor Corp.	17,898,584
4,215,779		Microsoft Corp.	108,345,520
3,618,641	[1]	Oracle Corp.	45,884,368
561,600		Paychex, Inc.	21,767,616
1,339,800		Siebel Systems, Inc.	13,866,930
		TOTAL	451,524,919
		Materials--0.8%
971,242		Alcoa, Inc.	23,591,468
		Telecommunication Services--5.0%
1,724,900		BellSouth Corp.	44,881,898
2,312,424		SBC Communications, Inc.	55,151,312
1,449,191		Verizon Communications	45,664,008
		TOTAL	145,697,218
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,514,924,572)	2,891,929,989
		REPURCHASE AGREEMENTS--0.8%
$22,501,000		Interest in $3,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,500,392,778 on 11/1/2005. The market value of the underlying security at the end of the period was $3,570,000,001	22,501,000
5,000		Interest in $1,000,000,000 joint repurchase agreement 4.04%, dated 10/31/2005 under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $1,000,112,222 on 11/1/2005. The market value of the underlying securities at the end of the period was $1,022,185,524 (held as collateral for securities lending)	5,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	22,506,000
		TOTAL INVESTMENTS--99.6% (IDENTIFIED COST $2,537,430,572) [3]	2,914,435,989
		OTHER ASSETS AND LIABILITIES - NET--0.4%	11,181,216
		TOTAL NET ASSETS--100%	$2,925,617,205

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $2,552,877,949.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005

Assets:
Total investments in securities, at value including $1,990 of securities loaned (identified cost $2,537,430,572)		$2,914,435,989
Cash		12,715
Income receivable		3,104,535
Receivable for investments sold		18,526,768
Receivable for shares sold		2,177,962
TOTAL ASSETS		2,938,257,969
Liabilities:
Payable for shares redeemed	$10,112,306
Payable for transfer and dividend disbursing agent fees and expenses	1,333,437
Payable for collateral due to broker	5,000
Payable for distribution services fee (Note 5)	445,111
Payable for shareholder services fee (Note 5)	626,069
Accrued expenses	118,841
TOTAL LIABILITIES		12,640,764
Net assets for 117,612,365 shares outstanding		$2,925,617,205
Net Assets Consist of:
Paid-in capital		$2,511,485,289
Net unrealized appreciation of investments		377,005,417
Accumulated net realized gain on investments and futures contracts		27,705,665
Undistributed net investment income		9,420,834
TOTAL NET ASSETS		$2,925,617,205
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,225,781,397 ÷ 88,817,041 shares outstanding), no par value, unlimited shares authorized		$25.06
Offering price per share (100/94.50 of $25.06) [1]		$26.52
Redemption proceeds per share		$25.06
Class B Shares:
Net asset value per share ($507,271,391 ÷ 20,872,519 shares outstanding), no par value, unlimited shares authorized		$24.30
Offering price per share		$24.30
Redemption proceeds per share (94.50/100 of $24.30) [1]		$22.96

1 See "What Do Shares Cost?" in the Prospectus.

Statement of Assets and Liabilities-continued

October 31, 2005

Class C Shares:
Net asset value per share ($185,175,484 ÷ 7,626,567 shares outstanding), no par value, unlimited shares authorized	$24.28
Offering price per share (100/99.00 of $24.28) [1]	$24.53
Redemption proceeds per share (99.00/100 of $24.28) [1]	$24.04
Class K Shares:
Net asset value per share ($7,388,933 ÷ 296,238 shares outstanding), no par value, unlimited shares authorized	$24.94
Offering price per share	$24.94
Redemption proceeds per share	$24.94

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2005

Investment Income:
Dividends (including $76,434 received from affiliated issuer (Note 5))		$71,398,120
Interest (including income on securities loaned of $10,506)		1,111,037
TOTAL INCOME		72,509,157
Expenses:
Investment adviser fee (Note 5)	$24,763,953
Administrative personnel and services fee (Note 5)	2,645,902
Custodian fees	141,532
Transfer and dividend disbursing agent fees and expenses--Class A Shares	3,449,579
Transfer and dividend disbursing agent fees and expenses--Class B Shares	885,276
Transfer and dividend disbursing agent fees and expenses--Class C Shares	349,651
Transfer and dividend disbursing agent fees and expenses--Class K Shares	37,115
Directors'/Trustees' fees	31,411
Auditing fees	23,506
Legal fees	9,981
Portfolio accounting fees	201,195
Distribution services fee--Class B Shares (Note 5)	4,193,491
Distribution services fee--Class C Shares (Note 5)	1,575,263
Distribution services fee--Class K Shares (Note 5)	58,501
Shareholder services fee--Class A Shares (Note 5)	6,165,970
Shareholder services fee--Class B Shares (Note 5)	1,397,830
Shareholder services fee--Class C Shares (Note 5)	523,882
Share registration costs	92,391
Printing and postage	261,358
Insurance premiums	31,110
Interest	4,278
Miscellaneous	19,145
TOTAL EXPENSES	46,862,320

Statement of Operations-continued

Year Ended October 31, 2005

Reimbursements, Waivers and Expense Reduction:
Reimbursement of investment adviser fee	$(357)
Waiver of administrative personnel and services fee (Note 5)	(129,885)
Reimbursement of shareholder services fee- Class A Shares (Note 5)	(392,196)
Fees paid indirectly from directed brokerage arrangements	(147,007)
TOTAL REIMBURSEMENTS, WAIVERS AND EXPENSE REDUCTION		$(669,445)
Net expenses			$46,192,875
Net investment income			26,316,282
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			87,297,085
Net change in unrealized appreciation of investments			52,607,446
Net increase due to reimbursement from Adviser (Note 5)			186,934
Net realized and unrealized gain on investments			140,091,465
Change in net assets resulting from operations			$166,407,747

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,316,282	$9,235,297
Net realized gain on investments and futures contracts	87,297,085	201,932,728
Net increase due to reimbursement from Adviser (Note 5)	186,934	204,416
Net change in unrealized appreciation/depreciation of investments	52,607,446	(14,393,003)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	166,407,747	196,979,438
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(22,529,357)	(10,877,223)
Class B Shares	(936,830)	--
Class C Shares	(292,405)	--
Class K Shares	(15,263)	(100,746)
Distributions from net realized gains
Class A Shares	(2,379,876)	--
Class B Shares	(537,605)	--
Class C Shares	(202,959)	--
Class K Shares	(8,799)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,903,094)	(10,977,969)

Statement of Changes in Net Assets-continued

Share Transactions:
Proceeds from sale of shares	$493,332,211	$910,902,360
Proceeds from shares issued in connection with the tax-free transfer of assets from United Common Trust Fund Common Stock A	--	10,456,170
Proceeds from shares issued in connection with the tax-free transfer of assets from United Common Trust Fund Common Stock B	--	34,385,127
Proceeds from shares issued in connection with the taxable transfer of assets from United Common Trust Fund Common Stock EB	--	8,573,111
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Large Cap Core Fund	--	91,455,256
Proceeds from shares issued in connection with the tax-free transfer of assets from UB Discretionary Common Trust Fund	--	13,974,679
Proceeds from shares issued in connection with the taxable transfer of assets from UB Common Trust Fund B	--	3,551,531
Proceeds from shares issued in connection with the tax-free transfer of assets from Vintage Equity Fund S	68,264,263	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Vintage Equity Fund T	26,613,622	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Vintage Growth Fund	28,440,218	--
Net asset value of shares issued to shareholders in payment of distributions declared	21,865,920	8,868,906
Cost of shares redeemed	(1,251,676,124)	(768,201,509)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(613,159,890)	313,965,631
Change in net assets	(473,655,237)	499,967,100
Net Assets:
Beginning of period	3,399,272,442	2,899,305,342
End of period (including undistributed net investment income of $9,420,834 and $7,005,964, respectively)	$2,925,617,205	$3,399,272,442

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

On March 5, 2004, the Fund received a tax-free transfer of assets from the United Common Trust Fund for Common Stock A and Common Stock B and a taxable transfer for Common Stock EB of assets from the Founder Common Trust Equity Income Fund Retirement Trust, as follows:

	Class A Shares of the Fund Issued	United Common Trust Funds Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of United Common Trust Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
United Common Trust Fund Common Stock A	419,758	$10,456,170	$ 2,653,012	--	$10,456,170	--
United Common Trust Fund Common Stock B	1,380,374	34,385,127	8,626,456	--	34,385,127	--
United Common Trust Fund Common Stock EB	344,163	8,573,111	--	--	8,573,111	--
TOTAL	2,144,295	$53,414,408	$11,279,468	$3,361,167,066	$53,414,408	$3,414,581,474

1 Unrealized Appreciation is included in the United Common Trust Fund Common Stock A and Common Stock B Net Assets Received amount shown above.

On August 27, 2004, the Fund received a tax-free transfer of assets from the BankNorth Large Cap Core Fund, as follows:

	Class A Shares of the Fund Issued	BankNorth Large Cap Core Fund Net Assets Received	Unrealized Appreciation [2]	Net Assets of Fund Prior to Combination	Net Assets of BankNorth Large Cap Core Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
BankNorth Large Cap Core Fund	3,880,155	$91,455,256	$19,955,209	$3,262,041,532	$91,455,256	$3,353,496,788

2 Unrealized Appreciation is included in the BankNorth Large Cap Core Fund Net Assets Received amount shown above.

On October 22, 2004, the Fund received a tax-free transfer of assets from the UB Discretionary Common Trust Fund and a taxable transfer of assets from UB Common Trust Fund B, as follows:

	Class A Shares of the Fund Issued	UB Common Trust Funds' Net Assets Received	Unrealized Appreciation [3]	Net Assets of Fund Prior to Combination	Net Assets of UB Common Trust Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
UB Discretionary Common Trust Fund	599,772	$13,974,679	$4,558,438	--	$13,974,679	--
UB Common Trust Fund B	152,426	3,551,531	--	--	3,551,531	--
TOTAL	752,198	$17,526,210	$4,558,438	$3,287,207,991	$17,526,210	$3,304,734,201

3 Unrealized Appreciation is included in the UB Discretionary Common Trust Fund Net Assets Received amount shown above.

On September 18, 2005, the Fund received a tax-free transfer of assets from the Vintage Mutual Funds, as follows:

	Class A Shares of the Fund Issued	Vintage Mutual Funds Net Assets Received	Unrealized Appreciation [4]	Net Assets of Fund Prior to Combination	Net Assets of Vintage Mutual Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Vintage Equity Fund S	2,662,412	$ 68,264,263	$22,924,212	--	$ 68,264,263	--
Vintage Equity Fund T	1,037,973	26,613,622	8,937,186	--	26,613,622	--
Vintage Growth Fund	1,109,213	28,440,218	3,288,127	--	28,440,218	--
TOTAL	4,809,598	$123,318,103	$35,149,525	$3,099,486,870	$123,318,103	$3,222,804,973

4 Unrealized Appreciation is included in the Vintage Mutual Funds Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investment in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities, including repurchase agreements, or an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,990	$5,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,082,880	$403,158,196	30,160,790	$717,970,584
Shares issued in connection with tax- free transfer of assets from United Common Trust Fund Common Stock A	--	--	419,758	10,456,170
Shares issued in connection with tax- free transfer of assets from United Common Trust Fund Common Stock B	--	--	1,380,374	34,385,127
Shares issued in connection with taxable transfer of assets from United Common Trust Fund Common Stock EB	--	--	344,163	8,573,111
Shares issued in connection with tax- free transfer of assets from BankNorth Large Cap Core Fund	--	--	3,880,155	91,455,256
Shares issued in connection with tax- free transfer of assets from UB Discretionary Common Trust Fund	--	--	599,772	13,974,679
Shares issued in connection with taxable transfer of assets from UB Common Trust Fund B	--	--	152,426	3,551,531
Shares issued in connection with tax-free transfer of assets from Vintage Equity Fund S	2,662,412	68,264,263	--	--
Shares issued in connection with tax-free transfer of assets from Vintage Equity Fund T	1,037,973	26,613,622	--	--
Shares issued in connection with tax-free transfer of assets from Vintage Growth Fund	1,109,213	28,440,218	--	--
Shares issued to shareholders in payment of distributions declared	800,574	20,151,422	368,260	8,768,269
Shares redeemed	(41,239,454)	(1,032,140,350)	(25,464,352)	(604,312,640)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(19,546,402)	$(485,512,629)	11,841,346	$284,822,087

Year Ended October 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,898,496	$46,275,052	4,736,005	$109,697,850
Shares issued to shareholders in payment of distributions declared	53,809	1,315,656	--	--
Shares redeemed	(5,478,005)	(133,667,069)	(4,363,148)	(100,855,178)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,525,700)	$(86,076,361)	372,857	$8,842,672

Year Ended October 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,524,426	$37,110,431	3,222,553	$74,540,329
Shares issued to shareholders in payment of distributions declared	15,360	374,890	--	--
Shares redeemed	(3,143,270)	(76,480,519)	(2,034,854)	(46,966,376)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,603,484)	$(38,995,198)	1,187,699	$27,573,953

Year Ended October 31	2005		2004
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	280,524	$6,975,466	369,470	$8,693,597
Shares issued to shareholders in payment of distributions declared	958	23,952	4,241	100,637
Shares redeemed	(376,707)	(9,388,186)	(671,497)	(16,067,315)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(95,225)	$(2,388,768)	(297,786)	$(7,273,081)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(24,770,811)	$(612,972,956)	13,104,116	$313,965,631

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for capital loss carryforward limitations.

For the year ended October 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains
$9,846,373	$(127,557)	$(9,718,816)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$23,773,855	$10,977,969
Long Term Capital Gains	$ 3,129,239	--

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,420,834
Undistributed long-term capital gains	$65,271,941
Net unrealized appreciation	$361,558,040
Capital loss carryforward	$(22,118,899)

At October 31, 2005, the cost of investments for federal tax purposes was $2,552,877,949. The net unrealized appreciation of investments for federal tax purposes was $361,558,040. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $429,442,025 and net unrealized depreciation from investments for those securities having an excess of cost over value of $67,883,985.

At October 31, 2005, the Fund had a capital loss carryforward of $(22,118,899) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ (4,077,171)
2009	$ (8,544,806)
2010	$ (7,211,658)
2011	$ (978,641)
2012	$ (1,306,623)

As a result of the tax-free transfer of assets from Riggs Stock Fund, Rightime Mid Cap Fund, Federated New Economy Fund, First Merit Equity Fund, Vintage Equity Fund, and Vintage Growth Fund, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforward of $21,256,061 to offset taxable capital gains realized during the year ended October 31, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $76,434 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended October 31, 2005, FSC retained $325,346 of fees paid by the Fund.

For the year ended October 31, 2005, Class A Shares did not incur a distribution services fee.

Sales Charges

For the year ended October 31, 2005, FSC retained $307,336 in sales charges from the sale of Class A Shares. FSC also retained $5,473 of contingent deferred sales charges relating to redemptions of Class A Shares and $13,572 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended October 31, 2005, FSSC retained $229,943 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 29, 2005, FSSC is reimbursing daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. The reimbursement amounted to $392,196 for the year ended October 31, 2005.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2005, the Fund's expenses were reduced by $147,007 under these arrangements.

Other

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser contributed $204,416 to the Fund during fiscal year 2004, which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Fund's closing times.

During the fiscal year 2005, the Fund's adviser made a voluntary contribution to the Fund of $186,934 for losses on investments inadvertently sold due to a systems error.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2005, were as follows:

Purchases	$1,472,721,946
Sales	$2,035,979,682

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2005, the amount of long-term capital gains designated by the Fund was $3,129,239.

For the fiscal year ended October 31, 2005, 100.0% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2005, 100.0% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED CAPITAL APPRECIATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Capital Appreciation Fund (the "Fund"), a portfolio of Federated Equity Funds, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 20, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

G01649-04 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

5TH ANNUAL SHAREHOLDER REPORT

October 31, 2005

Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2005
Net Asset Value, Beginning of Period	$5.11
Income From Investment Operations:
Net investment income (loss)	(0.05	) [4]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.75
TOTAL FROM INVESTMENT OPERATIONS	0.70
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.29)
Net Asset Value, End of Period	$5.52
Total Return [6]	14.25%

Ratios to Average Net Assets:
Net expenses	1.95%
Net investment income (loss)	(1.01)%
Expense waiver/reimbursement [9]	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,856,427
Portfolio turnover	71%
Redemption fees consisted of the following per share amounts [10]	$0.00	[11]

1 Effective January 1, 2004, Federated Equity Management Company of Pennsylvania became the Fund's investment adviser.

2 The Fund changed its fiscal year end from December 31 to October 31. Effective April 23, 2001, Federated Investment Management Company served as the Fund's investment adviser. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser.

3 Beginning with the period ended October 31, 2001, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by another Independent Registered Public Accounting Firm.

4 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

5 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

6 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

7 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on total returns. (See Notes to Financial Statements, Note 5.)

8 Computed on an annualized basis.

9 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

10 Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Periods prior to October 31, 2001 have not been restated to reflect this change.

11 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,						Period Ended		Year Ended
2004	[1]	2003		2002		10/31/2001	[2,3]	12/31/2000
$4.90		$3.54		$4.23		$4.43		$5.95

(0.06	) [4]	(0.06	) [4]	(0.05	) [4,5]	(0.03	) [4]	(0.05)
0.31		1.42		(0.28	) [5]	(0.17)		0.76
0.25		1.36		(0.33)		(0.20)		0.71

(0.04)		--		(0.36)		--		(2.23)
$5.11		$4.90		$3.54		$4.23		$4.43
5.24	% [7]	38.42%		(8.92)%		(4.51)%		10.86%

1.95%		1.95%		1.95%		1.95	% [8]	1.89%
(1.29)%		(1.46)%		(1.25	)% [5]	(0.48	)% [8]	(0.80)%
0.47%		0.52%		0.45%		0.30	% [8]	0.12%

$3,534,720		$3,494,765		$2,603,263		$3,018,540		$3,367,994
73%		72%		65%		74%		78%
$0.00	[11]	$0.00	[11]	$0.00	[11]	$0.00	[11]	--

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,124.20	$10.39
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.43	$ 9.86

1 Expenses are equal to the Fund's annualized net expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The Federated Kaufmann Fund's Class K Shares produced a total return of 14.25% based on net asset value for the reporting period ended October 31, 2005. The fund's benchmark, the Russell Mid-Cap Growth Index 1 had a total return of 15.91% for the reporting period. The Lipper Mid-Cap Growth Index 2 and the Lipper Mid-Cap Growth Funds Average 3 had total returns of 14.19% and 14.07%, respectively.

Economic growth remained modest during the reporting period and was somewhat effected by higher energy prices and an active hurricane season. Generally mid- and small-cap growth companies continued to deliver double-digit earnings growth. Stock selection contributed to the performance of the fund. Two of our largest holdings, Advance Auto Parts and CB Richard Ellis Services , each returned over 40% during the reporting period contributing strongly to performance. Four Healthcare sector holdings, INAMED Corp , United Surgical Partners International, Inc., Cubist Pharmaceuticals, Inc. , and Kyphon, Inc. each returned over 30% during the reporting period contributing positively to performance. Two Technology sector holdings, MEMC Electronic Materials and M-Systems Flash Disk Pioneer, Ltd. , each returned over 85% during the reporting period contributing strongly to performance. Weakness in two significant pet supply retailers, PETsMart, Inc. (26)% and PETCO Animal Supplies, Inc. (46)%, hurt performance during the reporting period.

The fund's performance was also negatively impacted by the fund's relatively light exposure to the Energy and Utility sectors, which were strong performers in the benchmark index and in many of the best-performing funds in the category. At Federated Kaufmann Fund, we generally prefer companies that are growing profitably as a result of some proprietary product or service or way of doing business, whereas many Energy-related companies have been growing more as a result of commodity pricing and the regulatory environment.

1 Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

2 Lipper Mid-Cap Growth Index is the composite performance of the largest mid-cap- growth mutual funds, as categorized by Lipper, Inc. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

The following tables show the Fund's rankings and total returns as compared with its Lipper peer group and benchmark as of October 31, 2005.

Lipper Ranking Based on Total Returns [2]	1-Year	2-Year	3-Year	5-Year	10-Year	15-Year
Federated Kaufmann Fund--Class K Shares	271	242	99	21	13	1
Total Number of Mid-Cap Growth Funds	542	499	445	325	121	44

Average Annual Total Returns for the Period Ended 10/31/2005

	6-Month (Cumulative)	1-Year	3-Year	5-Year	10-Year	15-Year
Federated Kaufmann Fund--Class K Shares [3]	12.20%	14.02%	18.42%	6.51%	11.23%	17.66%
RMGI [4]	11.37%	15.91%	20.65%	(3.71)%	9.05%	12.86%
LMCGI [4]	13.00%	14.19%	16.73%	(5.25)%	6.96%	12.54%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 0.20% redemption fee. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 Lipper rankings are based on total return and do not take sales charges into account.

3 Total returns reflect the 0.20% redemption fee.

4 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Healthcare	20.7%
Information Technology	17.7%
Consumer Discretionary	16.2%
Financials	15.5%
Industrials	13.8%
Energy	3.4%
Telecommunication Services	2.3%
Consumer Staples	1.8%
Materials	0.9%
Utilities	0.2%
Options [2]	0.0%
Securities Lending Collateral [3]	5.3%
Cash Equivalents [4]	7.2%
Other Assets and Liabilities--Net [5]	(5.0)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Options, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Represent less than 0.01%.

3 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2005

Shares or Units Held			Value
		COMMON STOCKS--90.8%
		Consumer Discretionary--16.0%
750,000	[1]	1-800-FLOWERS.COM, Inc.	$5,092,500
8,491,800	[1,2]	Advance Auto Parts, Inc.	318,442,500
923,600	[1]	Bed Bath & Beyond, Inc.	37,424,272
1,778,895		Bharat Forge Ltd.	12,711,186
784,700	[1,2,3]	Brillian Corp.	5,147,632
200,000	[3]	Carnival Corp.	9,934,000
600,000		Centex Corp.	38,610,000
2,000,000	[1,2,3]	Central European Media Enterprises Ltd., Class A	92,980,000
2,938,500	[1,3]	Clear Media Ltd.	2,468,693
300,000	[1,2,3]	Concorde Career Colleges, Inc.	4,500,000
200,000		D. R. Horton, Inc.	6,138,000
370,600	[3]	DSW, Inc., Class A	7,715,892
161,400	[1,3]	Dick's Sporting Goods, Inc.	4,830,702
500,000	[3]	Domino's Pizza, Inc.	11,960,000
1,659,300	[1,3]	Earle M. Jorgensen Co.	14,070,864
1,000,000	[1]	Educate, Inc.	11,780,000
475,000	[1,3]	Expedia, Inc.	8,925,250
582,500	[1,3]	Garmin Ltd.	33,452,975
350,000	[1,3]	Getty Images, Inc.	29,053,500
101,156	[1]	Hollywood Media Corp., Warrants 5/22/2007	247,949
475,000	[1,3]	IAC Interactive Corp.	12,160,000
10,000,000	[2]	J.D. Wetherspoon PLC	52,274,343
1,000,000	[1]	Kohl's Corp.	48,130,000
1,000,000	[1,3]	Lamar Advertising Co.	44,620,000
215,500	[1]	Liberty Global, Inc., Class A	5,337,935
215,500	[1]	Liberty Global, Inc., Class C	5,111,660
700,000	[1,3]	Lodgenet Entertainment	9,100,000
435,900	[1]	Maidenform Brands, Inc.	5,487,981
1,000,000	[3]	Orient-Express Hotel Ltd.	28,200,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
459,200	[1,3]	PETCO Animal Supplies, Inc.	$8,729,392
9,040,100	[2]	PETsMART, Inc.	212,442,350
188,400	[1]	Pantaloon Retail India Ltd.	6,311,319
32,396		SKY Perfect Communications, Inc.	23,272,235
300,000		Speedway Motorsports, Inc.	10,638,000
375,000	[1,3]	Stamps.com, Inc.	7,560,000
500,000	[1,4,5]	Submarino SA	13,140,000
600,000	[1]	Texas Roadhouse, Inc.	9,444,000
249,200	[1,3]	TomTom NV	9,595,746
664,100	[3]	USS Co. Ltd.	45,500,728
10,000		Washington Post Co., Class B	7,450,000
900,000	[1,3]	Williams-Sonoma, Inc.	35,199,000
59,800		Winnebago Industries, Inc.	1,753,336
		TOTAL	1,256,943,940
		Consumer Staples--1.8%
1,800,000	[1,3]	Dean Foods Co.	65,070,000
300,000	[1]	Shoppers Drug Mart Corp.	9,979,680
850,000	[1,4,5]	Shoppers Drug Mart Corp.	28,340,530
400,000	[1,3]	TreeHouse Foods, Inc.	10,336,000
190,000		Whole Foods Market, Inc.	27,384,700
		TOTAL	141,110,910
		Energy--3.4%
351,600	[3]	Arch Coal, Inc.	27,097,812
400,000	[3]	ENSCO International, Inc.	18,236,000
500,000	[3]	Kinder Morgan, Inc.	45,450,000
715,900	[1,3]	Nabors Industries Ltd.	49,132,217
200,000	[3]	Noble Corp.	12,876,000
200,000	[1]	Oceaneering International, Inc.	9,624,000
100,000	[1]	Oil States International, Inc.	3,310,000
550,300	[3]	Peabody Energy Corp.	43,011,448
794,600	[1]	The Houston Exploration Co.	40,961,630
200,000	[1,3]	Transocean Sedco Forex, Inc.	11,498,000
130,300	[1]	Trico Marine Services, Inc.	3,321,347
		TOTAL	264,518,454
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--15.4%
2,903,235		3i Group	$38,951,526
2,490,300	[3]	Advance America Cash Advance, Inc.	30,257,145
1	[4,5]	Apollo Investment Fund V	6,406,743
510,000	[1]	Assurant, Inc.	19,482,000
2,000,000		Axis Capital Holdings Ltd.	51,860,000
4,000,000	[1,2]	CB Richard Ellis Services	195,400,000
705,000		Calamos Asset Management, Inc.	17,124,450
745,000		Capital One Financial Corp.	56,880,750
114,293,000	[1]	China Construction Bank	34,647,199
1	[4,5]	Denovo Ventures I LP	4,180,000
1,440,600		Endurance Specialty Holdings Ltd.	47,770,296
1	[1,4,5]	FA Private Equity Fund IV LP	394,673
842,400	[1,3]	First Marblehead Corp.	24,926,616
200,000		Global Signal, Inc.	8,290,000
1	[4,5]	Greenfield Technology Venture Fund	14,642
885,000		ICICI Bank Ltd.	9,778,788
563,000		IPC Holdings LTD	14,823,790
1	[4,5]	Incuvest LLC	0
1	[1,4,5]	Infrastructure Fund	130,214
1	[4,5]	Internet.com Corp.	0
541,600	[1]	James River Group, Inc.	10,236,240
655,500		Korea Investment Holdings Co. Ltd.	17,134,660
2,850,000	[1,3]	Labranche & Co. Inc.	27,189,000
1	[4,5]	Latin Healthcare Fund	11,007,388
121,800	[1]	Markel Corp.	38,732,400
2,900,000	[3]	Nuveen Investments, Class A	117,363,000
1	[4,5]	Peachtree/CB Partners	0
1	[4,5]	Peachtree Leadscope LLC	68,340
1	[1,4,5]	Peachtree Leadscope LLC	300,000
1	[4,5]	Peachtree Open Networks	132,750
1	[4,5]	Peachtree Velquest	4,775
855,000	[1,3]	Philadelphia Consolidated Holding Corp.	82,302,300
418,700	[1,4,5]	RHJ International	9,784,926
1	[4,5]	Rocket Ventures II	0
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--continued
212,790	[3]	SFCG Co. Ltd.	$51,075,086
14,072,500	[3]	Shinsei Bank Ltd.	82,037,360
735,000		St. Joe Co.	48,473,250
350,000	[3]	U-Store-It Trust	7,301,000
116,000	[3]	White Mountains Insurance Group, Inc.	70,168,400
1,935,000	[3]	Willis Group Holdings Ltd.	71,865,900
		TOTAL	1,206,495,607
		Healthcare--20.2%
500,000	[1]	ATS Medical, Inc.	1,494,750
1,640,200	[1]	AVANIR Pharmaceuticals, Class A	5,068,218
700,000	[1,3]	Abiomed, Inc.	6,041,000
91,400	[1]	Adeza Biomedical Corp.	1,558,370
1,069,200	[1,3]	Alexion Pharmaceuticals, Inc.	29,285,388
2,539,800	[1,3]	Alkermes, Inc.	41,373,342
900,000	[3]	Allergan, Inc.	80,370,000
850,000	[1,3]	Amylin Pharmaceuticals, Inc.	28,560,000
1,000,000	[1,2]	Anika Therapeutics, Inc.	12,340,000
650,000	[1,4,5]	Aradigm Corp., Warrants 12/17/2006	6,737
434,259	[1]	Ardais Corp., Warrants 1/1/2005	0
434,259	[1,4]	Ardais Corp., Warrants 4/14/2009	0
802,300	[1,3]	Arena Pharmaceuticals, Inc.	8,343,920
360,300	[1,3]	Arthrocare Corp.	13,233,819
806,900	[1,3]	Aspect Medical Systems, Inc.	26,321,078
649,000	[1]	Auxilium Pharmaceutical, Inc.	2,531,100
3,000,000	[1,2,3]	Avigen, Inc.	8,100,000
1,387,600	[1,3]	BioMarin Pharmaceutical, Inc.	11,655,840
1,000,000	[1,3]	Bioenvision, Inc.	6,130,000
100,000	[1,3]	Biosite Diagnostics, Inc.	5,523,000
100,000		Cardinal Health, Inc.	6,251,000
950,000	[1]	Caremark Rx, Inc.	49,780,000
800,000	[1,3]	Charles River Laboratories International, Inc.	35,008,000
555,000	[1,2]	Chindex International, Inc.	2,042,400
111,000	[1,2]	Chindex International, Inc., Warrants 3/31/2009	158,401
347,492	[4,5]	CompBenefits Corp.	304,055
Shares or Units Held			Value
		COMMON STOCKS--continued
		Healthcare--continued
3,634,700	[1,2,3]	Conceptus, Inc.	$37,328,369
625,000	[4,5]	Conceptus, Inc.	5,776,875
714,286	[2,4,5]	Conceptus, Inc.	7,335,717
600,000	[1,2,4,5]	Conceptus, Inc.	6,162,000
500,000	[1,4,5]	Cortek, Inc.	200,000
3,000,000	[1,2,3]	Cubist Pharmaceuticals, Inc.	60,630,000
4,451,300	[1,3]	Cytyc Corp.	112,840,455
837,100	[1]	Dexcom, Inc.	10,890,671
500,000	[1,3]	Digene Corp.	15,100,000
4,587,300	[1,2]	Dyax Corp.	19,496,025
5,204,200	[1,2,3]	Dynavax Technologies Corp.	30,756,822
868,800	[1]	Endo Pharmaceuticals Holdings, Inc.	23,388,096
3,555,556	[1]	Endologix, Inc.	16,782,224
2,312,250	[1,2,4,5]	Endologix, Inc.	10,913,820
600,000	[1]	Endologix, Inc.	2,832,000
1,250,000	[1,4,5]	Endologix, Inc.	5,900,000
494,200	[1,3]	Eyetech Pharmaceuticals, Inc.	8,717,688
1,979,000	[1,2,3]	GTX, Inc.	17,415,200
159,000	[3]	GlaxoSmithKline PLC, ADR	8,266,410
500,000		Guidant Corp.	31,500,000
1,744,100	[1]	INAMED Corp.	124,005,510
2,478,200	[1,2,3]	Illumina, Inc.	38,585,574
860,000	[1,3]	Immunicon Corp.	3,318,740
1,200,000	[1,3]	Incyte Genomics, Inc.	5,988,000
4,000,000	[1,2,3]	Isis Pharmaceuticals, Inc.	17,360,000
4,705,882	[1,4,5]	Isis Pharmaceuticals, Inc.	18,381,175
1,176,470	[1]	Isis Pharmaceuticals, Inc., Warrants 8/23/2010	2,581,934
1,000,000	[1]	Kinetic Concepts, Inc.	35,900,000
1,193,800	[1]	Kosan Biosciences, Inc.	8,464,042
1,183,100	[1,3]	Kyphon, Inc.	47,430,479
200,000	[1,3]	Medicines Co.	3,428,000
99,200		Meridian Bioscience, Inc.	2,077,248
2,559,000	[1,2]	Metabasis Therapeutics, Inc.	12,180,840
895,650	[1,4,5]	Metabasis Therapeutics, Inc., Warrants 9/30/2010	2,940,852
Shares or Units Held			Value
		COMMON STOCKS--continued
		Healthcare--continued
94,451	[1]	Migenix, Inc.	$30,388
768,100	[1,3]	Momenta Pharmaceuticals, Inc.	16,537,193
1,109,000	[1,2]	NMT Medical, Inc.	12,975,300
1,743,700	[1]	Nektar Therapeutics	26,260,122
723,800	[1,3]	Neurochem, Inc.	11,037,950
500,000	[1,3]	Neurocrine Biosciences, Inc.	26,410,000
64,600	[1,3]	Neurometrix, Inc.	2,405,058
1,476,635	[1,3]	Nicox	6,884,925
849,500	[1,3]	Northfield Laboratories, Inc.	10,567,780
310,200		Novartis AG, ADR	16,694,964
1,735,300	[1,2]	NxStage Medical, Inc.	19,695,655
106,500	[1,3]	OSI Pharmaceuticals, Inc.	2,481,450
200,000	[1,3]	Onyx Pharmaceuticals, Inc.	5,138,000
2,556,800	[1,2,3]	Pharmacyclics, Inc.	18,920,320
516,896	[1]	Point Therapeutics, Inc.	1,897,008
805,300	[1,3]	Progenics Pharmaceuticals, Inc.	18,956,762
168,300	[1]	Psychiatric Solutions, Inc.	9,206,010
436,687	[1,3]	Rita Medical Systems, Inc.	1,458,535
458,965	[1]	Sanarus Medical, Inc., Warrants	0
100,000	[1]	Sangamo BioSciences, Inc.	463,000
5,607,353	[1,2,3]	Santarus, Inc.	34,485,221
401,000	[1,3]	Sepracor, Inc.	22,556,250
200,000	[1]	Symbion, Inc.	4,526,000
1,731,600	[1,3]	Threshold Pharmaceuticals, Inc., Class THL	19,116,864
500,000		UnitedHealth Group, Inc.	28,945,000
3,000,000	[1,2,3]	United Surgical Partners International, Inc.	107,550,000
344,900	[1,3]	VCA Antech, Inc.	8,898,420
1,000,000	[1,3]	Vasogen, Inc.	2,670,000
1,858,600	[1,2]	Vical, Inc.	9,497,446
171,300	[1,3]	WebMD Health Corp., Class A	4,474,356
1,410,138	[1,2]	World Heart Corp., Warrants 9/22/2008	646,058
		TOTAL	1,587,741,219
Shares or Units Held			Value
		COMMON STOCKS--continued
		Industrials--13.8%
2,636,800	[1,3]	ABX Air, Inc.	$21,068,032
505,400		Bharat Heavy Electricals Ltd.	12,916,228
1,800,000		CNF Transportation, Inc.	101,286,000
3,000,000		Cendant Corp.	52,260,000
2,400,000		Chicago Bridge & Iron Co., N.V.	53,520,000
744,500	[1,3]	CoStar Group, Inc.	35,698,775
111,100	[1,3]	Commercial Vehicle Group, Inc.	2,168,672
100,000	[1]	Copart, Inc.	2,339,000
1,600,000	[3]	Cummins, Inc.	136,592,000
500,000	[3]	DRS Technologies, Inc.	24,630,000
1,200,000		Expeditors International Washington, Inc.	72,804,000
1,000,000		FedEx Corp.	91,930,000
200,000		Fluor Corp.	12,720,000
902,600		Forward Air Corp.	31,997,170
495,700	[1]	Genco Shipping & Trading Ltd.	8,144,351
108,700	[1]	Global Cash Access LLC	1,523,974
1,995,000	[1,2,3]	Interline Brands, Inc.	38,962,350
283,100	[1,3]	K&F Industries Holdings, Inc.	4,427,684
400,000	[1,3]	Kansas City Southern Industries, Inc.	8,864,000
274,209		Kuehne & Nagel International AG	64,178,480
462,600	[1]	Landstar System, Inc.	17,819,352
105,800		Larsen & Toubro Ltd.	3,315,082
1,265,600	[1,2,3]	NuCo2, Inc.	28,982,240
80,300	[1]	RBC Bearings, Inc.	1,254,286
2,190,000		Rinker Group Ltd.	24,844,273
750,000	[1,3]	Ryanair Holdings PLC, ADR	37,177,500
2,164,200	[1,2]	Seaspan Corp.	40,600,392
1,042,500	[3]	Simpson Manufacturing Co., Inc.	41,137,050
62,100	[1]	Suzlon Energy Ltd.	990,334
1,000,000		TNT NV	23,605,271
1,000,000		United Parcel Service, Inc.	72,940,000
709,900	[3]	Vicor Corp.	11,961,815
		TOTAL	1,082,658,311
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--17.2%
400,000	[1]	ATI Technologies, Inc.	5,757,345
1,445,000		Adtran, Inc.	43,711,250
156,700	[1,3]	Advanced Analogic Technologies, Inc.	1,708,030
1,200,000	[1,3]	Affiliated Computer Services, Inc., Class A	64,932,000
74,400	[1,3]	Altiris, Inc.	1,257,360
800,000	[1,3]	Amdocs Ltd.	21,176,000
1,000,000	[1,3]	Autodesk, Inc.	45,130,000
803,900	[1,3]	Blackboard Inc.	22,589,590
150,000	[1]	Broadcom Corp.	6,369,000
3,138,200	[1]	CSR PLC	39,976,301
1,250,000	[1,3]	Check Point Software Technologies Ltd.	27,950,000
2,000,000	[1,3]	Cirrus Logic, Inc.	13,120,000
500,000	[1,3]	Cogent, Inc.	13,275,000
375,000	[1,3]	Cognos, Inc.	14,073,750
1,000,000	[1]	Comverse Technology, Inc.	25,100,000
308,100	[1]	DST Systems, Inc.	17,290,572
352,323	[1,4,5]	Decision Management International, Inc.	0
1,500,000	[1,2,3]	eCollege.com	23,865,000
1,000,000	[1,3]	Entegris, Inc.	9,760,000
1,059,322	[4,5]	Expand Networks Ltd.	199,153
787,500	[1]	Filenet Corp.	22,168,125
155,100	[1]	Google Inc.	57,718,914
250,000	[1,3]	Greenfield Online, Inc.	1,255,000
500,000	[1]	Hewitt Associates, Inc.	13,345,000
1,500,000	[1]	Homestore.com, Inc.	5,445,000
932,700	[1]	Hyperion Solutions Corp.	45,105,372
1,133,900	[1,2,3]	Infocrossing, Inc.	7,835,249
356,234	[1,2]	Infocrossing, Inc., Warrants 10/21/2008	560,859
1,000,000		Infosys Technologies Ltd.	56,171,969
539,400	[1,3]	Intrado, Inc.	10,431,996
287,500	[1,3]	Iron Mountain, Inc.	11,212,500
1,300,000	[1,3]	Komag, Inc.	34,866,000
1,000,000	[1,3]	LG Philips LCD Co. Ltd., ADR	19,010,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
198,500	[1]	LeCroy Corp.	$3,048,960
1,450,000	[1]	M-Systems Flash Disk Pioneers Ltd.	45,950,500
4,500,000	[1,3]	MEMC Electronic Materials	80,730,000
300,000	[1]	Macromedia, Inc.	13,176,000
4,680,000	[1,2,3]	Magma Design Automation	40,622,400
1,600,000	[3]	Microsemi Corp.	37,072,000
3,000,000		Microsoft Corp.	77,100,000
900,000	[1,3]	Mobility Electronics, Inc.	8,127,000
2,192,800	[1,3]	NAVTEQ Corp.	85,782,336
3,075,000	[1,2]	NIC, Inc.	18,603,750
900,000	[1,3]	NetIQ Corp.	10,791,000
1,787,500	[1,2]	Online Resources Corp.	21,450,000
530,000	[1,2,4,5]	Online Resources Corp.	6,360,000
3,000,000	[1]	Oracle Corp.	38,040,000
915,000	[1,3]	Portalplayer, Inc.	18,473,850
1,191,600	[1,2,3]	PowerDsine Ltd.	11,367,864
1,550,000	[1]	Quest Software, Inc.	21,560,500
1,500,000	[1]	S1 Corp.	6,585,000
220,000	[1,3]	SI International, Inc.	6,351,400
880,100	[1]	SSA Global Technologies, Inc.	13,773,565
9,400		Samsung Electronics Co.	5,011,755
170,000	[1,3]	Sandisk Corp.	10,011,300
495,900		Satyam Computer Services Ltd., ADR	16,949,862
92,400	[1]	Seagate Technology Holdings	1,338,876
1	[4,5]	Sensable Technologies, Inc.	200,559
3,751,199	[4,5]	Sensable Technologies, Inc.	0
1,001,900	[1,3]	Sigmatel Inc.	13,635,859
1,100,000	[1]	TNS, Inc.	19,338,000
495,100	[1,3]	TRX, Inc.	4,238,056
63,542	[1]	Tidel Technologies, Inc.	16,521
903,900	[1,3]	Ultratech Stepper, Inc.	12,455,742
400,000	[1,3]	ValueClick, Inc.	7,000,000
837,500	[1]	Visual Networks, Inc.	1,046,875
570,600	[1]	Xyratex Ltd.	7,725,924
		TOTAL	1,346,301,789
Shares or Units Held			Value
		COMMON STOCKS--continued
		Materials--0.9%
379,780		Cemex S.A. de C.V., ADR	$19,775,144
19,910,000		China Metal International Ho	5,714,548
305,100	[1]	Frutarom	2,416,331
694,900		Frutarom, GDR	5,503,469
24,292,000	[1]	Lee & Man Paper Manufacturing Ltd.	22,796,338
380,000	[3]	Newmont Mining Corp.	16,188,000
		TOTAL	72,393,830
		Telecommunication Services--2.0%
322,376		Alltel Corp.	19,942,179
6,000,000	[1]	Bharti Televentures	43,177,202
695,700	[1]	Consolidated Communications Holdings, Inc.	9,224,982
348,800	[1,3]	NeuStar, Inc., Class A	10,673,280
20,000	[3]	PT Telekomunikasi Indonesia, Class CS, ADR	407,200
15,055,000	[3]	Singapore Telecom Ltd.	20,710,347
1,237,800	[1]	Syniverse Holdings, Inc.	22,404,180
4,000,000	[1,2,3]	Time Warner Telecom, Inc.	33,520,000
		TOTAL	160,059,370
		Utilities--0.1%
200,000	[3]	Consolidated Water Co.	3,688,000
10,000		Electricity Generating PLC	18,140
1,480,000	[1]	National Thermal Power Corp. Ltd.	3,195,119
		TOTAL	6,901,259
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,191,375,905)	7,125,124,689
		PREFERRED STOCKS--1.0%
		Financials--0.1%
297,600		Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC	11,348,976
		Healthcare--0.5%
686,009	[1,4,5]	Acadia Pharmaceuticals, Inc., Conv. Pfd.	7,203,094
1,694,915	[4,5]	Ardais Corp., Conv. Pfd.	16,949
790,960	[4,5]	Ardais Corp., Conv. Pfd., Series C	7,909
3,985	[4,5]	CompBenefits Corp., Pfd.	2,105,742
4,761,904	[4,5]	Converge Medical, Inc., Pfd., Series C	0
446,816	[4,5]	Cortek, Inc., Conv. Pfd., Series D2	178,726
1,515,152	[4,5]	Cortex, Inc., Pfd., Series D	606,061
126,065	[4,5]	Dexcom, Inc., Pfd.	1,476,095
Shares, Units Held or Principal Amount			Value
		PREFERRED STOCKS--continued
		Healthcare--continued
1,041,666	[4,5]	Dexcom, Inc., Pfd., Series B	$13,552,075
217,391	[4,5]	Dexcom, Inc., Pfd., Series C	2,828,257
645,161	[4,5]	Dia Dexus, Pfd., Series C	0
70,838	[4,5]	Migenix, Inc., Conv. Pfd.	18,233
70,838	[1]	Migenix, Inc., Conv. Pfd.	22,791
1,058,043	[4,5]	Sanarus Medical, Inc., Pfd., Series A	1,150,093
1,448,436	[4,5]	Sanarus Medical, Inc., Pfd., Series B	1,733,778
4,456,271	[4,5]	Sanarus Medical, Inc., Pfd., Series C	3,030,264
3,555,987		Sanarus Medical, Inc., Pfd., Series D	2,837,678
		TOTAL	36,767,745
		Information Technology--0.1%
20,000	[3]	Marchex, Inc., Conv. Pfd.	3,700,000
679,348	[4,5]	Multiplex, Inc., Pfd., Series C	108,696
2,000,000	[4,5]	Ryan Hankin Kent, Inc., Pfd., Series B	0
1,333,334	[4,5]	Sensable Technologies, Inc., Pfd., Series B	0
443,979	[4,5]	Sensable Technologies, Inc., Pfd., Series C	0
		TOTAL	3,808,696
		Telecommunication Services--0.3%
500,000		Crown Castle International Corp., Conv. Pfd., $3.13, Annual Dividend	25,912,500
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $84,896,469)	77,837,917
		CORPORATE BONDS--0.7%
		Consumer Discretionary--0.2%
$16,500,000	[4,5]	Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	12,930,555
		Consumer Staples--0.0%
3,500,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,548,125
		Healthcare--0.0%
1		Ardais Corp., Conv. Bond, 8.00%, 12/31/2005	21,712
		Industrials--0.0%
1,000,000		Roper Industries, Inc., Conv. Bond, 1.4813%, 1/15/2034	534,340
		Information Technology--0.4%
25,000,000	[4,5]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	32,337,750
		Telecommunication Services--0.0%
2,000,000		American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	2,080,000
		Utilities--0.1%
5,000,000	[3]	Calpine Corp., Sr. Note, 10.50%, 5/15/2006	4,325,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $52,827,997)	55,777,482
Shares or Principal Amount			Value
		CORPORATE NOTES--0.0%
		Healthcare--0.0%
1	[4,5]	Ardais Corp., Conv. Bond, 12/31/2005 (IDENTIFIED COST $434,259)	$21,712
		PURCHASED PUT OPTIONS--0.0%
26,000,000		Bank of New York EURO PUT/USD CALL, Expiration Date, 1/11/2006	143,910
27,000,000		Bank of New York CHF PUT/USD CALL, Expiration Date, 1/13/2006	151,200
5,000,000		State Street Bank & Trust Co, N.A. CHF PUT/USD CALL, Expiration Date, 1/13/2006	35,800
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $411,740)	330,910
		REPURCHASE AGREEMENTS--7.2%
$70,380,000		Interest in $3,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,500,392,778 on 11/1/2005. The market value of the underlying security at the end of the period was $3,570,000,001	70,380,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005 under which Barclays Capital Inc. will repurchase U.S. Government Agency securities with various maturities to 9/29/2025 for $1,500,168,333 on 11/1/2005. The market value of the underlying securities at the end of the period was $1,530,172,587	500,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	570,380,000
		MUTUAL FUND--5.3%
417,080,237	[2]	Prime Value Obligations Fund, IS Shares (at net asset value) (held as collateral for securities lending)	417,080,237
		TOTAL INVESTMENTS--105.0% (IDENTIFIED COST $6,317,406,607) [6]	8,246,552,947
		OTHER ASSETS AND LIABILITIES - NET--(5.0)%	(397,057,885)
		TOTAL NET ASSETS--100%	$7,849,495,062

1 Non-income producing security.

2 Affiliated company. At October 31, 2005, these securities amounted to $2,055,572,334 which represents 26.3% of total net assets.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $217,891,913 which represents 2.8% of total net assets.

5 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2005, these securities amounted to $217,891,913 which represents 2.8% of total net assets.

6 The cost of investments for federal tax purposes amounts to $6,328,948,566.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CHF	--Swiss Franc
EURO	--Euro Dollar
GDR	--Global Depository Receipt
USD	--United States Dollar

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005

Assets:
Total investments in securities, at value including $2,055,572,334 of investments in affiliated issuers and $409,187,838 of securities loaned (identified cost $6,317,406,607)		$8,246,552,947
Cash		4,312,335
Cash denominated in foreign currencies (identified cost $4,167,851)		4,169,679
Income receivable		613,284
Receivable for investments sold		133,882,747
Receivable for shares sold		10,886,238
TOTAL ASSETS		8,400,417,230
Liabilities:
Payable for investments purchased	$114,819,755
Payable for shares redeemed	11,972,074
Payable for collateral due to broker	417,080,237
Option written, at value (premium received $411,740)	406,750
Payable for distribution services fee (Note 5)	1,978,331
Payable to shareholder services fee (Note 5)	1,600,016
Accrued expenses	3,065,005
TOTAL LIABILITIES		550,922,168
Net assets for 1,431,421,120 shares outstanding		$7,849,495,062
Net Assets Consist of:
Paid-in capital		$5,491,956,510
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		1,929,145,885
Accumulated net realized gain on investments, options and foreign currency transactions		446,434,079
Accumulated net investment income (loss)		(18,041,412)
TOTAL NET ASSETS		$7,849,495,062

Statement of Assets and Liabilities-continued

October 31, 2005

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,166,467,619 ÷ 392,948,729 share outstanding), no par value, unlimited shares authorized	$5.51
Offering price per share (100/94.50 of $5.51) [1]	$5.83
Redemption proceeds per share	$5.51
Class B Shares:
Net asset value per share ($1,102,132,555 ÷ 204,764,141 shares outstanding), no par value, unlimited shares authorized	$5.38
Offering price per share	$5.38
Redemption proceeds per share (94.50/100 of $5.38) [1]	$5.08
Class C Shares:
Net asset value per share ($724,467,612 ÷ 134,572,208 shares outstanding), no par value, unlimited shares authorized	$5.38
Offering price per share (100/99.00 of $5.38) [1]	$5.43
Redemption proceeds per share (99/100 of $5.38) [1]	$5.33
Class K Shares:
Net asset value per share ($3,856,427,276 ÷ 699,136,042 shares outstanding), no par value, unlimited shares authorized	$5.52
Offering price per share	$5.52
Redemption proceeds per share (99.80/100 of $5.52) [1]	$5.51

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2005

Investment Income:
Dividends (including $2,303,050 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,533,465)		$49,269,773
Interest (including income on securities loaned of $2,322,164)		21,512,124
TOTAL INCOME		70,781,897
Expenses:
Investment adviser fee (Note 5)	$107,666,544
Administrative personnel and services fee (Note 5)	6,052,999
Custodian fees	811,460
Transfer and dividend disbursing agent fees and expenses--Class A	2,412,340
Transfer and dividend disbursing agent fees and expenses--Class B	1,294,745
Transfer and dividend disbursing agent fees and expenses--Class C	790,584
Transfer and dividend disbursing agent fees and expenses--Class K	5,215,257
Directors'/Trustees' fees	61,175
Auditing fees	37,916
Legal fees	12,686
Portfolio accounting fees	224,929
Distribution services fee--Class A Shares (Note 5)	5,038,605
Distribution services fee--Class B Shares (Note 5)	8,138,814
Distribution services fee--Class C Shares (Note 5)	4,951,431
Distribution services fee--Class K Shares (Note 5)	18,973,695
Shareholder services fee--Class A Shares (Note 5)	4,951,345
Shareholder services fee--Class B Shares (Note 5)	2,712,938
Shareholder services fee--Class C Shares (Note 5)	1,649,028
Shareholder services fee--Class K Shares (Note 5)	8,831,008
Share registration costs	174,705
Printing and postage	507,990
Insurance premiums	68,279
Miscellaneous	8,674
TOTAL EXPENSES	180,587,147

Statement of Operations-continued

Year Ended October 31, 2005

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(11,321,667)
Waiver of administrative personnel and services fee	(295,672)
Waiver of distribution services fee--Class A Shares	(720,630)
Waiver of distribution services fee--Class C Shares	(22,954)
Waiver of distribution services fee--Class K Shares	(11,270,149)
Waiver of shareholder services fee--Class A Shares	(38,505)
Reimbursement of shareholder services fee--Class A Shares	(410,872)
Reimbursement of shareholder services fee--Class B Shares	(35,298)
TOTAL WAIVERS AND REIMBURSEMENTS		$(24,115,747)
Net expenses			$156,471,400
Net investment income (loss)			(85,689,503)
Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $103,252,145 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $2,651,906)			546,532,246
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			506,520,030
Net realized and unrealized gain on investments, options, and foreign currency transactions			1,053,052,276
Change in net assets resulting from operations			$967,362,773

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(85,689,503)	$(91,016,407)
Net realized gain on investments, options and foreign currency transactions	546,532,246	496,744,523
Net increase due to reimbursement from Adviser (Note 5)	--	1,302,668
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	506,520,030	(105,953,336)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	967,362,773	301,077,448
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(103,255,249)	(11,551,661)
Class B Shares	(58,193,906)	(7,430,141)
Class C Shares	(32,903,118)	(3,378,416)
Class K Shares	(202,750,926)	(31,244,311)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(397,103,199)	(53,604,529)
Share Transactions:
Proceeds from sale of shares	1,433,931,546	1,836,299,869
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Small/Mid Cap Core Fund	--	13,145,214
Net asset value of shares issued to shareholders in payment of distributions declared	363,051,287	49,666,110
Cost of shares redeemed	(1,373,123,729)	(1,097,024,967)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	423,859,104	802,086,226
Change in net assets	994,118,678	1,049,559,145
Net Assets:
Beginning of period	6,855,376,384	5,805,817,239
End of period (including accumulated net investment income (loss) of $(18,041,412) and $0, respectively)	$7,849,495,062	$6,855,376,384

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On August 30, 2004, the Fund received a tax-free transfer of assets from the BankNorth Small/Mid Cap Core Fund, as follows:

Class A Shares of the Fund Issued	BankNorth Small/Mid Cap Core Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of BankNorth Small/Mid Cap Core Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,715,953	$13,145,214	$3,413,749	$6,435,704,175	$13,145,214	$6,448,849,389

1 Unrealized Appreciation is included in the BankNorth Small/Mid Cap Core Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2005, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended October 31, 2005, the Fund had a realized gain of $3,829,005 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2004	--	$ --
Options written	433,000,000	3,081,510
Options expired	(81,000,000)	(641,370)
Options bought to close	(258,000,000)	(1,796,200)
Options assigned	(36,000,000)	(232,200)
Outstanding at 10/31/2005	58,000,000	411,740

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral [1]
$409,187,838	$417,080,237

1 Does not include mark to market proceeds held as cash of $4,998,950.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at October 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$ 843,199
Aradigm Corp., Warrants 12/17/2006	12/17/2001	--
Ardais Corp., Conv. Bond, 8.00%, 12/31/2005	4/14/2004	434,259
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	--
BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	4/21/2005	25,000,000
CompBenefits, Corp.	4/21/1997-7/12/2000	140,678
CompBenefits, Corp., Pfd.	4/21/1997-7/12/2000	3,256,223
Conceptus, Inc.	8/11/2005	4,500,000
Conceptus, Inc.	4/10/2001	5,000,000
Converge Medical, Inc., Pfd. Series C	10/25/2001	3,000,000
Cortek, Inc.	2/29/2000	1,000,000
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	589,797
Cortex, Inc., Pfd., Series D	6/18/2001	2,000,000
Decision Management International, Inc.	7/11/2005	--
Denovo Ventures I LP	3/9/2000	4,704,785
DexCom, Inc., Pfd.	12/30/2004	678,910
DexCom, Inc., Pfd., Series B	12/01/2000	3,000,000
DexCom, Inc., Pfd., Series C	5/17/2002	1,000,000
Dia Dexus, Pfd., Series C	4/4/2000	4,999,998
Endologix, Inc.	7/7/2005	5,000,000
Endologix, Inc.	12/8/2003-3/23/2005	12,248,120
Security	Acquisition Date	Acquisition Cost
Expand Networks Ltd.	9/22/2000	$ 2,500,000
FA Private Equity Fund IV LP	3/4/2002	421,984
Greenfield Technology Venture Fund	6/15/1998	88,344
Incuvest LLC, Pfd.	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	484,175
Internet.com Venture Fund III	5/17/2000-7/28/2000	557,793
Isis Pharmaceuticals, Inc	8/23/2005	19,882,351
Latin Healthcare Fund	11/28/2000	8,573,040
Metabasis Therapeutics, Inc., Warrants 9/30/2010	10/3/2005	111,956
Migenix, Inc., Conv. Pfd.	10/27/2004	1,200,006
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Leadscope LLC	4/30/2002	3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Peachtree/CB Partners	3/8/2000	3,503,863
Rocket Ventures II	7/20/1999	7,515,342
Ryan Hankin Kent, Inc., Pfd., Series B	6/5/2000	2,000,000
Sanarus Medical, Inc., Pfd., Series A	11/16/1999-11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	0
Sensable Technologies, Inc.	12/16/2003	401,118
Sensable Technologies, Inc., Pfd., Series B	12/23/1997	2,064,237
Sensable Technologies, Inc., Pfd., Series C	4/5/2000	1,474,010

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	150,599,079	$797,198,894	199,104,620	$998,975,256
Shares issued in connection with tax-free transfer of assets from BankNorth Small/Mid Cap Core Fund	--	--	2,715,953	13,145,214
Shares issued to shareholders in payment of distributions declared	17,504,760	89,099,685	2,070,151	9,957,448
Shares redeemed	(122,304,301)	(647,088,392)	(99,878,026)	(496,795,631)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	45,799,538 45,799,538	$239,210,187 239,210,187	104,012,698	$525,282,287

Year Ended October 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	33,657,206	$174,081,420	62,567,155	$309,410,152
Shares issued to shareholders in payment of distributions declared	10,430,358	52,151,884	1,407,063	6,683,565
Shares redeemed	(37,327,135)	(194,340,651)	(27,540,244)	(135,576,086)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	6,760,429	$31,892,653	36,433,974	$180,517,631

Year Ended October 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	42,578,747	$220,727,895	55,134,068	$272,597,197
Shares issued to shareholders in payment of distributions declared	4,843,556	24,219,297	525,730	2,502,486
Shares redeemed	(23,397,117)	(121,440,701)	(14,872,665)	(73,100,606)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	24,025,186	$123,506,491	40,787,133	$201,999,077

Year Ended October 31	2005		2004
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	45,765,706	$241,923,337	50,862,351	$255,317,264
Shares issued to shareholders in payment of distributions declared	38,741,249	197,580,421	6,332,430	30,522,611
Shares redeemed	(77,226,078)	(410,253,985)	(78,282,545)	(391,552,644)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	7,280,877	$29,249,773	(21,087,764)	$(105,712,769)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	83,866,030	$423,859,104	160,146,041	$802,086,226

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, partnership adjustments, net operating loss, reclass foreign cap gains tax and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains
$(72,821)	$67,648,091	$(67,575,270)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2005, and 2004, was as follows:

	2005	2004
Ordinary income [1]	$8,730	--
Long-term capital gains	$397,094,469	$53,604,529

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$167,806
Undistributed long-term capital gain	$473,219,964
Net unrealized appreciation	$1,917,603,926
Capital loss carry forward	$(31,114,260)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership investments, discount accretion/premium amortization on debt securities and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At October 31, 2005, the cost of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and any unrealized depreciation from written options was $6,328,948,566. The net unrealized appreciation of investments for federal tax purposes was $1,917,604,381. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,181,375,724 and net unrealized depreciation from investments for those securities having an excess of cost over value of $263,771,343.

At October 31, 2005, the Fund had a capital loss carryforward of $(31,114,260) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

The Fund used capital loss carryforwards of $7,778,565 to offset taxable capital gains realized during the year ended October 31, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the Adviser voluntarily waived $11,321,667 of its fee.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $405,859 for the period.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2005, the Sub-Adviser earned a sub-adviser fee of $88,777,677.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, FSC voluntarily waived 12,013,733 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended October 31, 2005, FSC retained $10,947,274 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2005, FSC retained $988,861 in sales charges from the sale of Class A Shares. FSC also retained $1,680 of contingent deferred sales charges relating to redemptions of Class A Shares and $38,640 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees; postage; printing; telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the year ended October 31, 2005, redemption fees of $668,755 were allocated to cover the cost of redemptions.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended October 31, 2005, FSSC voluntarily waived $38,505 of its fee. For the year ended October 31, 2005, FSSC retained $8,757,502 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2005, the Fund had total commitments to limited partnerships and limited liability companies of $46,642,200; of this amount $38,131,354 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $8,510,846.

Other

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser contributed $1,302,668 to the Fund during fiscal year 2004 which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies (excluding $417,080,237 invested in Prime Value Obligations Fund) during the year ended October 31, 2005, are as follows:

	Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value
[1]	Advance Auto Parts, Inc.	$37,364,754	$109,191,899	$ --	$318,442,500
[1]	Anika Therapeutics, Inc.	-	4,333,742	--	12,340,000
[1]	Avigen, Inc.	--	--	--	8,100,000
[1]	Brillian Corp.	--	--	--	5,147,632
[1]	CB Richard Ellis Services	56,131,600	62,428,759	--	195,400,000
[1]	Central European Media Enterprises Ltd., Class A	8,434,205	--	--	92,980,000
[1]	Chindex International, Inc.	--	--	--	2,042,400
[1]	Chindex International, Inc., Warrants 3/31/2009	--	--	--	158,401
[1]	Conceptus, Inc.	347,614	28,439	--	37,328,369
[2]	Conceptus, Inc.	--	--	--	7,335,717
[1,2]	Conceptus, Inc.	--	--	--	6,162,000
[1]	Concorde Career Colleges, Inc.	--	--	--	4,500,000
[1]	Cubist Pharmaceuticals, Inc	12,860,524	610,933	--	60,630,000
[1]	Dyax Corp.	7,022,446	728,273	--	19,496,025
[1]	Dynavax Technologies Corp.	30,343,183	--	--	30,756,822
[1]	eCollege.com	3,383,896	--	--	23,865,000
[1,2]	Endologix, Inc.	6,217,040	--	--	10,913,820
[1]	GTX, Inc	15,436,200	--	--	17,415,200
[1]	[1] Illumina, Inc.	--	6,278,476	--	38,585,574
[1]	Infocrossing, Inc.	1,370,144	--	--	7,835,249
[1]	Infocrossing, Inc., Warrants 10/21/2008	--	--	--	560,859
[1]	Interline Brands, Inc	33,654,219	--	--	38,962,350
	Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value
[1]	Isis Pharmaceuticals, Inc.	$ --	$ --	$ --	$ 17,360,000
	J.D. Wetherspoon PLC	--	53,377,480	902,385	52,274,343
[1]	Magma Design Automation	10,426,970	2,348,777	--	40,622,400
[1]	Metabasis Therapeutics, Inc	14,995,740	--	--	12,180,840
[1]	NIC, Inc.	342,000	943,675	--	18,603,750
[1]	NMT Medical, Inc.	--	--	--	12,975,300
[1]	NuCo2, Inc.	14,377,031	--	--	28,982,240
[1]	NxStage Medical, Inc	17,353,000	--	--	19,695,655
[1]	Online Resources Corp.	2,443,750	--	--	21,450,000
[1,2]	Online Resources Corp.	--	--	--	6,360,000
	PetSmart, Inc.	23,484,556	68,977,610	994,806	212,442,350
[1]	Pharmacyclics, Inc.	--	162,260	--	18,920,320
[1]	PowerDsine Ltd.	--	--	--	11,367,864
[1]	Santarus, Inc.	24,134,434	--	--	34,485,221
[1]	Seaspan Corp.	44,704,702	--	--	40,600,392
[1]	Time Warner Telecom, Inc.	--	2,194,830	--	33,520,000
[1]	United Surgical Partners International, Inc.	--	21,106,548	--	107,550,000
[1]	Vical, Inc.	2,921,280	--	--	9,497,446
[1]	World Heart Corp., Warrants 9/22/2008	--	--	--	646,058
	TOTAL OF AFFILIATED TRANSACTIONS	$367,749,288	$332,711,701	$1,897,191	$1,638,492,097

1 Non-income producing security.

2 Restricted security.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2005, were as follows:

Purchases	$4,893,372,053
Sales	$5,035,225,659

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	73.9%
Bermuda	4.5%
Japan	2.6%
India	2.1%
United Kingdom	2.0%
Israel	1.2%
Netherlands	1.1%
Switzerland	1.0%
Canada	0.9%
Republic of Korea	0.5%
China	0.5%
Ireland	0.5%
Cayman Islands	0.4%
Australia	0.3%
Singapore	0.3%
Mexico	0.3%
Brazil	0.2%
Belgium	0.1%
France	0.1%
Hong Kong	0.0% [1]
Indonesia	0.0% [1]
Thailand	0.0% [1]

1 Represents less than 0.1%.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2005, the amount of long-term capital gain designated by the Fund was $397,094,469.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED KAUFMANN FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Kaufmann Fund (one of the portfolios constituting Federated Equity Funds), (the "Fund"), as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years ended and for the period ended October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 2000, were audited by other independent registered public accounting firm whose report, dated February 1, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Fund, a portfolio of Federated Equity Funds at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years ended and for the period ended October 31, 2001, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172644

26851 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

5TH ANNUAL SHAREHOLDER REPORT

October 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		Period Ended 10/31/2001	1
Net Asset Value, Beginning of Period	$5.11		$4.90		$3.54		$4.23		$4.33
Income From Investment Operations:
Net investment income (loss)	(0.05	)2	(0.06	)2	(0.06	)2	(0.05	)2,3	(0.02	)2
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.74		0.31		1.42		(0.28	)3	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.69		0.25		1.36		(0.33)		(0.10)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.29)		(0.04)		--		(0.36)		--
Net Asset Value, End of Period	$5.51		$5.11		$4.90		$3.54		$4.23
Total Return4	14.05%		5.24	%5	38.42%		(8.90)%		(2.31)%

Ratios to Average Net Assets:
Net expenses	1.93%		1.95%		1.95%		1.95%		1.95	%6
Net investment income (loss)	(1.00)%		(1.29)%		(1.45)%		(1.25	)%3	(0.93	)%6
Expense waiver/reimbursement7	0.21%		0.21%		0.24%		0.18%		0.17	%6
Supplemental Data:
Net assets, end of period (000 omitted)	$2,166,468		$1,172,380		$1,191,117		$435,500		$85,169
Portfolio turnover	71%		73%		72%		65%		74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/ amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns. (See Notes to Financial Statements, Note 5.)

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		Period Ended 10/31/2001	1
Net Asset Value, Beginning of Period	$5.02		$4.84		$3.52		$4.22		$4.33
Income From Investment Operations:
Net investment income (loss)	(0.08	)2	(0.09	)2	(0.08	)2	(0.07	)2,3	(0.03	)2
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.73		0.31		1.40		(0.27	)3	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.65		0.22		1.32		(0.34)		(0.11)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.29)		(0.04)		--		(0.36)		--
Net Asset Value, End of Period	$5.38		$5.02		$4.84		$3.52		$4.22
Total Return4	13.47%		4.68	%5	37.50%		(9.20)%		(2.54)%

Ratios to Average Net Assets:
Net expenses	2.49%		2.50%		2.50%		2.47%		2.47	%6
Net investment income (loss)	(1.56)%		(1.84)%		(2.01)%		(1.77	)%3	(1.45	)%6
Expense waiver/reimbursement7	0.16%		0.16%		0.19%		0.16%		0.15	%6
Supplemental Data:
Net assets, end of period (000 omitted)	$1,102,133		$993,477		$782,171		$427,175		$68,902
Portfolio turnover	71%		73%		72%		65%		74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns. (See Notes to Financial Statements, Note 5.)

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		Period Ended 10/31/2001	1
Net Asset Value, Beginning of Period	$5.02		$4.84		$3.52		$4.22		$4.33
Income From Investment Operations:
Net investment income (loss)	(0.08	)2	(0.09	)2	(0.08	)2	(0.07	)2,3	(0.03	)2
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.73		0.31		1.40		(0.27	)3	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.65		0.22		1.32		(0.34)		(0.11)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.29)		(0.04)		--		(0.36)		--
Net Asset Value, End of Period	$5.38		$5.02		$4.84		$3.52		$4.22
Total Return4	13.47%		4.68	%5	37.50%		(9.20)%		(2.54)%

Ratios to Average Net Assets:
Net expenses	2.49%		2.50%		2.50%		2.47%		2.47	%6
Net investment income (loss)	(1.56)%		(1.84)%		(2.00)%		(1.77	)%3	(1.45	)%6
Expense waiver/reimbursement7	0.16%		0.16%		0.19%		0.16%		0.15	%6
Supplemental Data:
Net assets, end of period (000 omitted)	$724,468		$554,799		$337,765		$127,714		$16,234
Portfolio turnover	71%		73%		72%		65%		74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns. (See Notes to Financial Statements, Note 5.)

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period1
Actual:
Class A Shares	$1,000	$1,122.20	$10.27
Class B Shares	$1,000	$1,118.50	$13.35
Class C Shares	$1,000	$1,118.50	$13.35
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.53	$ 9.75
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense net ratios are as follows:

Class A Shares	1.92%
Class B Shares	2.50%
Class C Shares	2.50%

Management's Discussion of Fund Performance

The Federated Kaufmann Fund's Class A Shares, Class B Shares and Class C Shares produced total returns of 14.05%, 13.47% and 13.47%, respectively, based on net asset value for the reporting period ended October 31, 2005. The fund's benchmark, the Russell Mid-Cap Growth Index1 had a total return of 15.91% for the reporting period and the Lipper Mid-Cap Growth Index2 and the Lipper Mid-Cap Growth Funds Average3 had total returns of 14.19% and 14.07%, respectively.

Economic growth remained modest during the reporting period and was somewhat effected by higher energy prices and an active hurricane season. Generally mid and small cap growth companies continued to deliver double-digit earnings growth. Stock selection contributed to the performance of the fund. Two of our largest holdings, Advance Auto Parts and CB Richard Ellis Services, each returned over 40% during the reporting period contributing strongly to performance. Four Healthcare sector holdings, INAMED Corp., United Surgical Partners International, Inc., Cubist Pharmaceuticals, Inc., and Kyphon, Inc. each returned over 30% during the reporting period contributing positively to performance. Two Technology sector holdings, MEMC Electronic Materials and M-Systems Flash Disk Pioneer, Ltd., each returned over 85% during the reporting period contributing strongly to performance. Weakness in two significant pet supply retailers, PETsMart, Inc. (26%) and PETCO Animal Supplies, Inc. (46%), hurt performance during the reporting period.

1 Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

2 Lipper Mid-Cap Growth Index is the composite performance of the largest mid-cap growth mutual funds, as categorized by Lipper, Inc. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

The fund's performance was also negatively impacted by the fund's relatively light exposure to the Energy and Utility sectors, which were strong performers in the benchmark index and in many of the best-performing funds in the category. At Federated Kaufmann Fund, we generally prefer companies that are growing profitably as a result of some proprietary product or service or way of doing business, whereas many Energy-related companies have been growing more as a result of commodity pricing and the regulatory environment.

FEDERATED KAUFMANN FUND-CLASS A SHARES

Average Annual Total Returns for the Period Ended 10/31/2005

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class A Shares2	6.05%	7.78%	16.22%	5.30%	10.44%	16.99%
Russell Midcap Growth Index3	11.37%	15.91%	20.65%	(3.71)%	9.05%	12.86%
Lipper Mid-Cap Growth Index3	13.00%	14.19%	16.73%	(5.25)%	6.96%	12.54%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class A Shares.

2 Total returns quoted reflect all applicable sales charges.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.

FEDERATED KAUFMANN FUND-CLASS B SHARES

Average Annual Total Returns for the Period Ended 10/31/2005

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class B Shares2	6.35%	7.97%	16.79%	5.71%	10.63%	17.12%
Russell Midcap Growth Index3	11.37%	15.91%	20.65%	(3.71)%	9.05%	12.86%
Lipper Mid-Cap Growth Index3	13.00%	14.19%	16.73%	(5.25)%	6.96%	12.54%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class B Shares.

2 Total returns quoted reflect all applicable contingent deferred sales charges.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth fund classification, as defined by Lipper, Inc. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.

FEDERATED KAUFMANN FUND-CLASS C SHARES

Average Annual Total Returns for the Period Ended 10/31/2005

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class C Shares2	9.74%	11.34%	17.37%	5.75%	10.40%	16.77%
Russell Midcap Growth Index3	11.37%	15.91%	20.65%	(3.71)%	9.05%	12.86%
Lipper Mid-Cap Growth Index3	13.00%	14.19%	16.73%	(5.25)%	6.96%	12.54%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class C Shares.

2 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The index is adjusted for the reinvestment of capital gains and income dividends. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2005, the Fund's sector composition1 was as follows:

Sector	Percentage of Total Net Assets
Healthcare	20.7%
Information Technology	17.7%
Consumer Discretionary	16.2%
Financials	15.5%
Industrials	13.8%
Energy	3.4%
Telecommunication Services	2.3%
Consumer Staples	1.8%
Materials	0.9%
Utilities	0.2%
Options2	0.0%
Securities Lending Collateral3	5.3%
Cash Equivalents4	7.2%
Other Assets and Liabilities--Net5	(5.0)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Options, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Represent less than 0.01%.

3 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2005

Shares or Units Held			Value
		COMMON STOCKS--90.8%
		Consumer Discretionary--16.0%
750,000	1	1-800-FLOWERS.COM, Inc.	$5,092,500
8,491,800	1,2	Advance Auto Parts, Inc.	318,442,500
923,600	1	Bed Bath & Beyond, Inc.	37,424,272
1,778,895		Bharat Forge Ltd.	12,711,186
784,700	1,2,3	Brillian Corp.	5,147,632
200,000	3	Carnival Corp.	9,934,000
600,000		Centex Corp.	38,610,000
2,000,000	1,2,3	Central European Media Enterprises Ltd., Class A	92,980,000
2,938,500	1,3	Clear Media Ltd.	2,468,693
300,000	1,2,3	Concorde Career Colleges, Inc.	4,500,000
200,000		D. R. Horton, Inc.	6,138,000
370,600	3	DSW, Inc., Class A	7,715,892
161,400	1,3	Dick's Sporting Goods, Inc.	4,830,702
500,000	3	Domino's Pizza, Inc.	11,960,000
1,659,300	1,3	Earle M. Jorgensen Co.	14,070,864
1,000,000	1	Educate, Inc.	11,780,000
475,000	1,3	Expedia, Inc.	8,925,250
582,500	1,3	Garmin Ltd.	33,452,975
350,000	1,3	Getty Images, Inc.	29,053,500
101,156	1	Hollywood Media Corp., Warrants 5/22/2007	247,949
475,000	1,3	IAC Interactive Corp.	12,160,000
10,000,000	2	J.D. Wetherspoon PLC	52,274,343
1,000,000	1	Kohl's Corp.	48,130,000
1,000,000	1,3	Lamar Advertising Co.	44,620,000
215,500	1	Liberty Global, Inc., Class A	5,337,935
215,500	1	Liberty Global, Inc., Class C	5,111,660
700,000	1,3	Lodgenet Entertainment	9,100,000
435,900	1	Maidenform Brands, Inc.	5,487,981
1,000,000	3	Orient-Express Hotel Ltd.	28,200,000
459,200	1,3	PETCO Animal Supplies, Inc.	8,729,392
Shares or Units Held			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
9,040,100	2	PETsMART, Inc.	$212,442,350
188,400	1	Pantaloon Retail India Ltd.	6,311,319
32,396		SKY Perfect Communications, Inc.	23,272,235
300,000		Speedway Motorsports, Inc.	10,638,000
375,000	1,3	Stamps.com, Inc.	7,560,000
500,000	1,4,5	Submarino SA	13,140,000
600,000	1	Texas Roadhouse, Inc.	9,444,000
249,200	1,3	TomTom NV	9,595,746
664,100	3	USS Co. Ltd.	45,500,728
10,000		Washington Post Co., Class B	7,450,000
900,000	1,3	Williams-Sonoma, Inc.	35,199,000
59,800		Winnebago Industries, Inc.	1,753,336
		TOTAL	1,256,943,940
		Consumer Staples--1.8%
1,800,000	1,3	Dean Foods Co.	65,070,000
300,000	1	Shoppers Drug Mart Corp.	9,979,680
850,000	1,4,5	Shoppers Drug Mart Corp.	28,340,530
400,000	1,3	TreeHouse Foods, Inc.	10,336,000
190,000		Whole Foods Market, Inc.	27,384,700
		TOTAL	141,110,910
		Energy--3.4%
351,600	3	Arch Coal, Inc.	27,097,812
400,000	3	ENSCO International, Inc.	18,236,000
500,000	3	Kinder Morgan, Inc.	45,450,000
715,900	1,3	Nabors Industries Ltd.	49,132,217
200,000	3	Noble Corp.	12,876,000
200,000	1	Oceaneering International, Inc.	9,624,000
100,000	1	Oil States International, Inc.	3,310,000
550,300	3	Peabody Energy Corp.	43,011,448
794,600	1	The Houston Exploration Co.	40,961,630
200,000	1,3	Transocean Sedco Forex, Inc.	11,498,000
130,300	1	Trico Marine Services, Inc.	3,321,347
		TOTAL	264,518,454
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--15.4%
2,903,235		3i Group	$38,951,526
2,490,300	3	Advance America Cash Advance, Inc.	30,257,145
1	4,5	Apollo Investment Fund V	6,406,743
510,000	1	Assurant, Inc.	19,482,000
2,000,000		Axis Capital Holdings Ltd.	51,860,000
4,000,000	1,2	CB Richard Ellis Services	195,400,000
705,000		Calamos Asset Management, Inc.	17,124,450
745,000		Capital One Financial Corp.	56,880,750
114,293,000	1	China Construction Bank	34,647,199
1	4,5	Denovo Ventures I LP	4,180,000
1,440,600		Endurance Specialty Holdings Ltd.	47,770,296
1	1,4,5	FA Private Equity Fund IV LP	394,673
842,400	1,3	First Marblehead Corp.	24,926,616
200,000		Global Signal, Inc.	8,290,000
1	4,5	Greenfield Technology Venture Fund	14,642
885,000		ICICI Bank Ltd.	9,778,788
563,000		IPC Holdings LTD	14,823,790
1	4,5	Incuvest LLC	0
1	1,4,5	Infrastructure Fund	130,214
1	4,5	Internet.com Corp.	0
541,600	1	James River Group, Inc.	10,236,240
655,500		Korea Investment Holdings Co. Ltd.	17,134,660
2,850,000	1,3	Labranche & Co. Inc.	27,189,000
1	4,5	Latin Healthcare Fund	11,007,388
121,800	1	Markel Corp.	38,732,400
2,900,000	3	Nuveen Investments, Class A	117,363,000
1	4,5	Peachtree/CB Partners	0
1	4,5	Peachtree Leadscope LLC	68,340
1	1,4,5	Peachtree Leadscope LLC	300,000
1	4,5	Peachtree Open Networks	132,750
1	4,5	Peachtree Velquest	4,775
855,000	1,3	Philadelphia Consolidated Holding Corp.	82,302,300
418,700	1,4,5	RHJ International	9,784,926
1	4,5	Rocket Ventures II	0
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--continued
212,790	3	SFCG Co. Ltd.	$51,075,086
14,072,500	3	Shinsei Bank Ltd.	82,037,360
735,000		St. Joe Co.	48,473,250
350,000	3	U-Store-It Trust	7,301,000
116,000	3	White Mountains Insurance Group, Inc.	70,168,400
1,935,000	3	Willis Group Holdings Ltd.	71,865,900
		TOTAL	1,206,495,607
		Healthcare--20.2%
500,000	1	ATS Medical, Inc.	1,494,750
1,640,200	1	AVANIR Pharmaceuticals, Class A	5,068,218
700,000	1,3	Abiomed, Inc.	6,041,000
91,400	1	Adeza Biomedical Corp.	1,558,370
1,069,200	1,3	Alexion Pharmaceuticals, Inc.	29,285,388
2,539,800	1,3	Alkermes, Inc.	41,373,342
900,000	3	Allergan, Inc.	80,370,000
850,000	1,3	Amylin Pharmaceuticals, Inc.	28,560,000
1,000,000	1,2	Anika Therapeutics, Inc.	12,340,000
650,000	1,4,5	Aradigm Corp., Warrants 12/17/2006	6,737
434,259	1	Ardais Corp., Warrants 1/1/2005	0
434,259	1,4	Ardais Corp., Warrants 4/14/2009	0
802,300	1,3	Arena Pharmaceuticals, Inc.	8,343,920
360,300	1,3	Arthrocare Corp.	13,233,819
806,900	1,3	Aspect Medical Systems, Inc.	26,321,078
649,000	1	Auxilium Pharmaceutical, Inc.	2,531,100
3,000,000	1,2,3	Avigen, Inc.	8,100,000
1,387,600	1,3	BioMarin Pharmaceutical, Inc.	11,655,840
1,000,000	1,3	Bioenvision, Inc.	6,130,000
100,000	1,3	Biosite Diagnostics, Inc.	5,523,000
100,000		Cardinal Health, Inc.	6,251,000
950,000	1	Caremark Rx, Inc.	49,780,000
800,000	1,3	Charles River Laboratories International, Inc.	35,008,000
555,000	1,2	Chindex International, Inc.	2,042,400
111,000	1,2	Chindex International, Inc., Warrants 3/31/2009	158,401
347,492	4,5	CompBenefits Corp.	304,055
Shares or Units Held			Value
		COMMON STOCKS--continued
		Healthcare--continued
3,634,700	1,2,3	Conceptus, Inc.	$37,328,369
625,000	4,5	Conceptus, Inc.	5,776,875
714,286	2,4,5	Conceptus, Inc.	7,335,717
600,000	1,2,4,5	Conceptus, Inc.	6,162,000
500,000	1,4,5	Cortek, Inc.	200,000
3,000,000	1,2,3	Cubist Pharmaceuticals, Inc.	60,630,000
4,451,300	1,3	Cytyc Corp.	112,840,455
837,100	1	Dexcom, Inc.	10,890,671
500,000	1,3	Digene Corp.	15,100,000
4,587,300	1,2	Dyax Corp.	19,496,025
5,204,200	1,2,3	Dynavax Technologies Corp.	30,756,822
868,800	1	Endo Pharmaceuticals Holdings, Inc.	23,388,096
3,555,556	1	Endologix, Inc.	16,782,224
2,312,250	1,2,4,5	Endologix, Inc.	10,913,820
600,000	1	Endologix, Inc.	2,832,000
1,250,000	1,4,5	Endologix, Inc.	5,900,000
494,200	1,3	Eyetech Pharmaceuticals, Inc.	8,717,688
1,979,000	1,2,3	GTX, Inc.	17,415,200
159,000	3	GlaxoSmithKline PLC, ADR	8,266,410
500,000		Guidant Corp.	31,500,000
1,744,100	1	INAMED Corp.	124,005,510
2,478,200	1,2,3	Illumina, Inc.	38,585,574
860,000	1,3	Immunicon Corp.	3,318,740
1,200,000	1,3	Incyte Genomics, Inc.	5,988,000
4,000,000	1,2,3	Isis Pharmaceuticals, Inc.	17,360,000
4,705,882	1,4,5	Isis Pharmaceuticals, Inc.	18,381,175
1,176,470	1	Isis Pharmaceuticals, Inc., Warrants 8/23/2010	2,581,934
1,000,000	1	Kinetic Concepts, Inc.	35,900,000
1,193,800	1	Kosan Biosciences, Inc.	8,464,042
1,183,100	1,3	Kyphon, Inc.	47,430,479
200,000	1,3	Medicines Co.	3,428,000
99,200		Meridian Bioscience, Inc.	2,077,248
Shares or Units Held			Value
		COMMON STOCKS--continued
		Healthcare--continued
2,559,000	1,2	Metabasis Therapeutics, Inc.	$12,180,840
895,650	1,4,5	Metabasis Therapeutics, Inc., Warrants 9/30/2010	2,940,852
94,451	1	Migenix, Inc.	30,388
768,100	1,3	Momenta Pharmaceuticals, Inc.	16,537,193
1,109,000	1,2	NMT Medical, Inc.	12,975,300
1,743,700	1	Nektar Therapeutics	26,260,122
723,800	1,3	Neurochem, Inc.	11,037,950
500,000	1,3	Neurocrine Biosciences, Inc.	26,410,000
64,600	1,3	Neurometrix, Inc.	2,405,058
1,476,635	1,3	Nicox	6,884,925
849,500	1,3	Northfield Laboratories, Inc.	10,567,780
310,200		Novartis AG, ADR	16,694,964
1,735,300	1,2	NxStage Medical, Inc.	19,695,655
106,500	1,3	OSI Pharmaceuticals, Inc.	2,481,450
200,000	1,3	Onyx Pharmaceuticals, Inc.	5,138,000
2,556,800	1,2,3	Pharmacyclics, Inc.	18,920,320
516,896	1	Point Therapeutics, Inc.	1,897,008
805,300	1,3	Progenics Pharmaceuticals, Inc.	18,956,762
168,300	1	Psychiatric Solutions, Inc.	9,206,010
436,687	1,3	Rita Medical Systems, Inc.	1,458,535
458,965	1	Sanarus Medical, Inc., Warrants	0
100,000	1	Sangamo BioSciences, Inc.	463,000
5,607,353	1,2,3	Santarus, Inc.	34,485,221
401,000	1,3	Sepracor, Inc.	22,556,250
200,000	1	Symbion, Inc.	4,526,000
1,731,600	1,3	Threshold Pharmaceuticals, Inc., Class THL	19,116,864
500,000		UnitedHealth Group, Inc.	28,945,000
3,000,000	1,2,3	United Surgical Partners International, Inc.	107,550,000
344,900	1,3	VCA Antech, Inc.	8,898,420
1,000,000	1,3	Vasogen, Inc.	2,670,000
1,858,600	1,2	Vical, Inc.	9,497,446
171,300	1,3	WebMD Health Corp., Class A	4,474,356
1,410,138	1,2	World Heart Corp., Warrants 9/22/2008	646,058
		TOTAL	1,587,741,219
Shares or Units Held			Value
		COMMON STOCKS--continued
		Industrials--13.8%
2,636,800	1,3	ABX Air, Inc.	$21,068,032
505,400		Bharat Heavy Electricals Ltd.	12,916,228
1,800,000		CNF Transportation, Inc.	101,286,000
3,000,000		Cendant Corp.	52,260,000
2,400,000		Chicago Bridge & Iron Co., N.V.	53,520,000
744,500	1,3	CoStar Group, Inc.	35,698,775
111,100	1,3	Commercial Vehicle Group, Inc.	2,168,672
100,000	1	Copart, Inc.	2,339,000
1,600,000	3	Cummins, Inc.	136,592,000
500,000	3	DRS Technologies, Inc.	24,630,000
1,200,000		Expeditors International Washington, Inc.	72,804,000
1,000,000		FedEx Corp.	91,930,000
200,000		Fluor Corp.	12,720,000
902,600		Forward Air Corp.	31,997,170
495,700	1	Genco Shipping & Trading Ltd.	8,144,351
108,700	1	Global Cash Access LLC	1,523,974
1,995,000	1,2,3	Interline Brands, Inc.	38,962,350
283,100	1,3	K&F Industries Holdings, Inc.	4,427,684
400,000	1,3	Kansas City Southern Industries, Inc.	8,864,000
274,209		Kuehne & Nagel International AG	64,178,480
462,600	1	Landstar System, Inc.	17,819,352
105,800		Larsen & Toubro Ltd.	3,315,082
1,265,600	1,2,3	NuCo2, Inc.	28,982,240
80,300	1	RBC Bearings, Inc.	1,254,286
2,190,000		Rinker Group Ltd.	24,844,273
750,000	1,3	Ryanair Holdings PLC, ADR	37,177,500
2,164,200	1,2	Seaspan Corp.	40,600,392
1,042,500	3	Simpson Manufacturing Co., Inc.	41,137,050
62,100	1	Suzlon Energy Ltd.	990,334
1,000,000		TNT NV	23,605,271
1,000,000		United Parcel Service, Inc.	72,940,000
709,900	3	Vicor Corp.	11,961,815
		TOTAL	1,082,658,311
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--17.2%
400,000	1	ATI Technologies, Inc.	$5,757,345
1,445,000		Adtran, Inc.	43,711,250
156,700	1,3	Advanced Analogic Technologies, Inc.	1,708,030
1,200,000	1,3	Affiliated Computer Services, Inc., Class A	64,932,000
74,400	1,3	Altiris, Inc.	1,257,360
800,000	1,3	Amdocs Ltd.	21,176,000
1,000,000	1,3	Autodesk, Inc.	45,130,000
803,900	1,3	Blackboard Inc.	22,589,590
150,000	1	Broadcom Corp.	6,369,000
3,138,200	1	CSR PLC	39,976,301
1,250,000	1,3	Check Point Software Technologies Ltd.	27,950,000
2,000,000	1,3	Cirrus Logic, Inc.	13,120,000
500,000	1,3	Cogent, Inc.	13,275,000
375,000	1,3	Cognos, Inc.	14,073,750
1,000,000	1	Comverse Technology, Inc.	25,100,000
308,100	1	DST Systems, Inc.	17,290,572
352,323	1,4,5	Decision Management International, Inc.	0
1,500,000	1,2,3	eCollege.com	23,865,000
1,000,000	1,3	Entegris, Inc.	9,760,000
1,059,322	4,5	Expand Networks Ltd.	199,153
787,500	1	Filenet Corp.	22,168,125
155,100	1	Google Inc.	57,718,914
250,000	1,3	Greenfield Online, Inc.	1,255,000
500,000	1	Hewitt Associates, Inc.	13,345,000
1,500,000	1	Homestore.com, Inc.	5,445,000
932,700	1	Hyperion Solutions Corp.	45,105,372
1,133,900	1,2,3	Infocrossing, Inc.	7,835,249
356,234	1,2	Infocrossing, Inc., Warrants 10/21/2008	560,859
1,000,000		Infosys Technologies Ltd.	56,171,969
539,400	1,3	Intrado, Inc.	10,431,996
287,500	1,3	Iron Mountain, Inc.	11,212,500
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
1,300,000	1,3	Komag, Inc.	$34,866,000
1,000,000	1,3	LG Philips LCD Co. Ltd., ADR	19,010,000
198,500	1	LeCroy Corp.	3,048,960
1,450,000	1	M-Systems Flash Disk Pioneers Ltd.	45,950,500
4,500,000	1,3	MEMC Electronic Materials	80,730,000
300,000	1	Macromedia, Inc.	13,176,000
4,680,000	1,2,3	Magma Design Automation	40,622,400
1,600,000	3	Microsemi Corp.	37,072,000
3,000,000		Microsoft Corp.	77,100,000
900,000	1,3	Mobility Electronics, Inc.	8,127,000
2,192,800	1,3	NAVTEQ Corp.	85,782,336
3,075,000	1,2	NIC, Inc.	18,603,750
900,000	1,3	NetIQ Corp.	10,791,000
1,787,500	1,2	Online Resources Corp.	21,450,000
530,000	1,2,4,5	Online Resources Corp.	6,360,000
3,000,000	1	Oracle Corp.	38,040,000
915,000	1,3	Portalplayer, Inc.	18,473,850
1,191,600	1,2,3	PowerDsine Ltd.	11,367,864
1,550,000	1	Quest Software, Inc.	21,560,500
1,500,000	1	S1 Corp.	6,585,000
220,000	1,3	SI International, Inc.	6,351,400
880,100	1	SSA Global Technologies, Inc.	13,773,565
9,400		Samsung Electronics Co.	5,011,755
170,000	1,3	Sandisk Corp.	10,011,300
495,900		Satyam Computer Services Ltd., ADR	16,949,862
92,400	1	Seagate Technology Holdings	1,338,876
1	4,5	Sensable Technologies, Inc.	200,559
3,751,199	4,5	Sensable Technologies, Inc.	0
1,001,900	1,3	Sigmatel Inc.	13,635,859
1,100,000	1	TNS, Inc.	19,338,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
495,100	1,3	TRX, Inc.	$4,238,056
63,542	1	Tidel Technologies, Inc.	16,521
903,900	1,3	Ultratech Stepper, Inc.	12,455,742
400,000	1,3	ValueClick, Inc.	7,000,000
837,500	1	Visual Networks, Inc.	1,046,875
570,600	1	Xyratex Ltd.	7,725,924
		TOTAL	1,346,301,789
		Materials--0.9%
379,780		Cemex S.A. de C.V., ADR	19,775,144
19,910,000		China Metal International Ho	5,714,548
305,100	1	Frutarom	2,416,331
694,900		Frutarom, GDR	5,503,469
24,292,000	1	Lee & Man Paper Manufacturing Ltd.	22,796,338
380,000	3	Newmont Mining Corp.	16,188,000
		TOTAL	72,393,830
		Telecommunication Services--2.0%
322,376		Alltel Corp.	19,942,179
6,000,000	1	Bharti Televentures	43,177,202
695,700	1	Consolidated Communications Holdings, Inc.	9,224,982
348,800	1,3	NeuStar, Inc., Class A	10,673,280
20,000	3	PT Telekomunikasi Indonesia, Class CS, ADR	407,200
15,055,000	3	Singapore Telecom Ltd.	20,710,347
1,237,800	1	Syniverse Holdings, Inc.	22,404,180
4,000,000	1,2,3	Time Warner Telecom, Inc.	33,520,000
		TOTAL	160,059,370
		Utilities--0.1%
200,000	3	Consolidated Water Co.	3,688,000
10,000		Electricity Generating PLC	18,140
1,480,000	1	National Thermal Power Corp. Ltd.	3,195,119
		TOTAL	6,901,259
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,191,375,905)	7,125,124,689
Shares or Units Held			Value
		PREFERRED STOCKS--1.0%
		Financials--0.1%
297,600		Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC	$11,348,976
		Healthcare--0.5%
686,009	1,4,5	Acadia Pharmaceuticals, Inc., Conv. Pfd.	7,203,094
1,694,915	4,5	Ardais Corp., Conv. Pfd.	16,949
790,960	4,5	Ardais Corp., Conv. Pfd., Series C	7,909
3,985	4,5	CompBenefits Corp., Pfd.	2,105,742
4,761,904	4,5	Converge Medical, Inc., Pfd., Series C	0
446,816	4,5	Cortek, Inc., Conv. Pfd., Series D2	178,726
1,515,152	4,5	Cortex, Inc., Pfd., Series D	606,061
126,065	4,5	Dexcom, Inc., Pfd.	1,476,095
1,041,666	4,5	Dexcom, Inc., Pfd., Series B	13,552,075
217,391	4,5	Dexcom, Inc., Pfd., Series C	2,828,257
645,161	4,5	Dia Dexus, Pfd., Series C	0
70,838	4,5	Migenix, Inc., Conv. Pfd.	18,233
70,838	1	Migenix, Inc., Conv. Pfd.	22,791
1,058,043	4,5	Sanarus Medical, Inc., Pfd., Series A	1,150,093
1,448,436	4,5	Sanarus Medical, Inc., Pfd., Series B	1,733,778
4,456,271	4,5	Sanarus Medical, Inc., Pfd., Series C	3,030,264
3,555,987		Sanarus Medical, Inc., Pfd., Series D	2,837,678
		TOTAL	36,767,745
		Information Technology--0.1%
20,000	3	Marchex, Inc., Conv. Pfd.	3,700,000
679,348	4,5	Multiplex, Inc., Pfd., Series C	108,696
2,000,000	4,5	Ryan Hankin Kent, Inc., Pfd., Series B	0
1,333,334	4,5	Sensable Technologies, Inc., Pfd., Series B	0
443,979	4,5	Sensable Technologies, Inc., Pfd., Series C	0
		TOTAL	3,808,696
Shares, Units Held or Principal Amount			Value
		PREFERRED STOCKS--continued
		Telecommunication Services--0.3%
500,000		Crown Castle International Corp., Conv. Pfd., $3.13, Annual Dividend	$25,912,500
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $84,896,469)	77,837,917
		CORPORATE BONDS--0.7%
		Consumer Discretionary--0.2%
$16,500,000	4,5	Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	12,930,555
		Consumer Staples--0.0%
3,500,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,548,125
		Healthcare--0.0%
1		Ardais Corp., Conv. Bond, 8.00%, 12/31/2005	21,712
		Industrials--0.0%
1,000,000		Roper Industries, Inc., Conv. Bond, 1.4813%, 1/15/2034	534,340
		Information Technology--0.4%
25,000,000	4,5	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	32,337,750
		Telecommunication Services--0.0%
2,000,000		American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	2,080,000
		Utilities--0.1%
5,000,000	3	Calpine Corp., Sr. Note, 10.50%, 5/15/2006	4,325,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $52,827,997)	55,777,482
		CORPORATE NOTES--0.0%
		Healthcare--0.0%
1	4,5	Ardais Corp., Conv. Bond, 12/31/2005 (IDENTIFIED COST $434,259)	21,712
		PURCHASED PUT OPTIONS--0.0%
26,000,000		Bank of New York EURO PUT/USD CALL, Expiration Date, 1/11/2006	143,910
27,000,000		Bank of New York CHF PUT/USD CALL, Expiration Date, 1/13/2006	151,200
5,000,000		State Street Bank & Trust Co, N.A. CHF PUT/USD CALL, Expiration Date, 1/13/2006	35,800
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $411,740)	330,910
Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS--7.2%
$70,380,000		Interest in $3,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,500,392,778 on 11/1/2005. The market value of the underlying security at the end of the period was $3,570,000,001	$70,380,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005 under which Barclays Capital Inc. will repurchase U.S. Government Agency securities with various maturities to 9/29/2025 for $1,500,168,333 on 11/1/2005. The market value of the underlying securities at the end of the period was $1,530,172,587	500,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	570,380,000
		MUTUAL FUND--5.3%
417,080,237	2	Prime Value Obligations Fund, IS Shares (at net asset value) (held as collateral for securities lending)	417,080,237
		TOTAL INVESTMENTS--105.0% (IDENTIFIED COST $6,317,406,607)6	8,246,552,947
		OTHER ASSETS AND LIABILITIES - NET--(5.0)%	(397,057,885)
		TOTAL NET ASSETS--100%	$7,849,495,062

1 Non-income producing security.

2 Affiliated company. At October 31, 2005, these securities amounted to $2,055,572,334 which represents 26.3% of total net assets.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $217,891,913 which represents 2.8% of total net assets.

5 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2005, these securities amounted to $217,891,913 which represents 2.8% of total net assets.

6 The cost of investments for federal tax purposes amounts to $6,328,948,566.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CHF	--Swiss Franc
EURO	--Euro Dollar
GDR	--Global Depository Receipt
USD	--United States Dollar

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005

Assets:
Total investments in securities, at value including $2,055,572,334 of investments in affiliated issuers and $409,187,838 of securities loaned (identified cost $6,317,406,607)		$8,246,552,947
Cash		4,312,335
Cash denominated in foreign currencies (identified cost $4,167,851)		4,169,679
Income receivable		613,284
Receivable for investments sold		133,882,747
Receivable for shares sold		10,886,238
TOTAL ASSETS		8,400,417,230
Liabilities:
Payable for investments purchased	$114,819,755
Payable for shares redeemed	11,972,074
Payable for collateral due to broker	417,080,237
Option written, at value (premium received $411,740)	406,750
Payable for distribution services fee (Note 5)	1,978,331
Payable to shareholder services fee (Note 5)	1,600,016
Accrued expenses	3,065,005
TOTAL LIABILITIES		550,922,168
Net assets for 1,431,421,120 shares outstanding		$7,849,495,062
Net Assets Consist of:
Paid-in capital		$5,491,956,510
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		1,929,145,885
Accumulated net realized gain on investments, options and foreign currency transactions		446,434,079
Accumulated net investment income (loss)		(18,041,412)
TOTAL NET ASSETS		$7,849,495,062

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,166,467,619 ÷ 392,948,729 share outstanding), no par value, unlimited shares authorized	$5.51
Offering price per share (100/94.50 of $5.51) [1]	$5.83
Redemption proceeds per share	$5.51
Class B Shares:
Net asset value per share ($1,102,132,555 ÷ 204,764,141 shares outstanding), no par value, unlimited shares authorized	$5.38
Offering price per share	$5.38
Redemption proceeds per share (94.50/100 of $5.38) [1]	$5.08
Class C Shares:
Net asset value per share ($724,467,612 ÷ 134,572,208 shares outstanding), no par value, unlimited shares authorized	$5.38
Offering price per share (100/99.00 of $5.38) [1]	$5.43
Redemption proceeds per share (99/100 of $5.38) [1]	$5.33
Class K Shares:
Net asset value per share ($3,856,427,276 ÷ 699,136,042 shares outstanding), no par value, unlimited shares authorized	$5.52
Offering price per share	$5.52
Redemption proceeds per share (99.80/100 of $5.52) [1]	$5.51

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2005

Investment Income:
Dividends (including $2,303,050 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,533,465)		$49,269,773
Interest (including income on securities loaned of $2,322,164)		21,512,124
TOTAL INCOME		70,781,897
Expenses:
Investment adviser fee (Note 5)	$107,666,544
Administrative personnel and services fee (Note 5)	6,052,999
Custodian fees	811,460
Transfer and dividend disbursing agent fees and expenses--Class A	2,412,340
Transfer and dividend disbursing agent fees and expenses--Class B	1,294,745
Transfer and dividend disbursing agent fees and expenses--Class C	790,584
Transfer and dividend disbursing agent fees and expenses--Class K	5,215,257
Directors'/Trustees' fees	61,175
Auditing fees	37,916
Legal fees	12,686
Portfolio accounting fees	224,929
Distribution services fee--Class A Shares (Note 5)	5,038,605
Distribution services fee--Class B Shares (Note 5)	8,138,814
Distribution services fee--Class C Shares (Note 5)	4,951,431
Distribution services fee--Class K Shares (Note 5)	18,973,695
Shareholder services fee--Class A Shares (Note 5)	4,951,345
Shareholder services fee--Class B Shares (Note 5)	2,712,938
Shareholder services fee--Class C Shares (Note 5)	1,649,028
Shareholder services fee--Class K Shares (Note 5)	8,831,008
Share registration costs	174,705
Printing and postage	507,990
Insurance premiums	68,279
Miscellaneous	8,674
TOTAL EXPENSES	180,587,147

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(11,321,667)
Waiver of administrative personnel and services fee	(295,672)
Waiver of distribution services fee--Class A Shares	(720,630)
Waiver of distribution services fee--Class C Shares	(22,954)
Waiver of distribution services fee--Class K Shares	(11,270,149)
Waiver of shareholder services fee--Class A Shares	(38,505)
Reimbursement of shareholder services fee--Class A Shares	(410,872)
Reimbursement of shareholder services fee--Class B Shares	(35,298)
TOTAL WAIVERS AND REIMBURSEMENTS		$(24,115,747)
Net expenses			$156,471,400
Net investment income (loss)			(85,689,503)
Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $103,252,145 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $2,651,906)			546,532,246
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			506,520,030
Net realized and unrealized gain on investments, options, and foreign currency transactions			1,053,052,276
Change in net assets resulting from operations			$967,362,773

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(85,689,503)	$(91,016,407)
Net realized gain on investments, options and foreign currency transactions	546,532,246	496,744,523
Net increase due to reimbursement from Adviser (Note 5)	--	1,302,668
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	506,520,030	(105,953,336)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	967,362,773	301,077,448
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(103,255,249)	(11,551,661)
Class B Shares	(58,193,906)	(7,430,141)
Class C Shares	(32,903,118)	(3,378,416)
Class K Shares	(202,750,926)	(31,244,311)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(397,103,199)	(53,604,529)
Share Transactions:
Proceeds from sale of shares	1,433,931,546	1,836,299,869
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Small/Mid Cap Core Fund	--	13,145,214
Net asset value of shares issued to shareholders in payment of distributions declared	363,051,287	49,666,110
Cost of shares redeemed	(1,373,123,729)	(1,097,024,967)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	423,859,104	802,086,226
Change in net assets	994,118,678	1,049,559,145
Net Assets:
Beginning of period	6,855,376,384	5,805,817,239
End of period (including accumulated net investment income (loss) of $(18,041,412) and $0, respectively)	$7,849,495,062	$6,855,376,384

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On August 30, 2004, the Fund received a tax-free transfer of assets from the BankNorth Small/Mid Cap Core Fund, as follows:

Class A Shares of the Fund Issued	BankNorth Small/Mid Cap Core Fund Net Assets Received	Unrealized Appreciation1	Net Assets of Fund Prior to Combination	Net Assets of BankNorth Small/Mid Cap Core Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,715,953	$13,145,214	$3,413,749	$6,435,704,175	$13,145,214	$6,448,849,389

1 Unrealized Appreciation is included in the BankNorth Small/Mid Cap Core Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2005, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended October 31, 2005, the Fund had a realized gain of $3,829,005 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2004	--	$ --
Options written	433,000,000	3,081,510
Options expired	(81,000,000)	(641,370)
Options bought to close	(258,000,000)	(1,796,200)
Options assigned	(36,000,000)	(232,200)
Outstanding at 10/31/2005	58,000,000	411,740

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral1
$409,187,838	$417,080,237

1 Does not include mark to market proceeds held as cash of $4,998,950.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at October 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$ 843,199
Aradigm Corp., Warrants 12/17/2006	12/17/2001	--
Ardais Corp., Conv. Bond, 8.00%, 12/31/2005	4/14/2004	434,259
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	--
BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	4/21/2005	25,000,000
CompBenefits, Corp.	4/21/1997-7/12/2000	140,678
CompBenefits, Corp., Pfd.	4/21/1997-7/12/2000	3,256,223
Conceptus, Inc.	8/11/2005	4,500,000
Conceptus, Inc.	4/10/2001	5,000,000
Converge Medical, Inc., Pfd. Series C	10/25/2001	3,000,000
Cortek, Inc.	2/29/2000	1,000,000
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	589,797
Cortex, Inc., Pfd., Series D	6/18/2001	2,000,000
Decision Management International, Inc.	7/11/2005	--
Denovo Ventures I LP	3/9/2000	4,704,785
DexCom, Inc., Pfd.	12/30/2004	678,910
DexCom, Inc., Pfd., Series B	12/01/2000	3,000,000
DexCom, Inc., Pfd., Series C	5/17/2002	1,000,000
Dia Dexus, Pfd., Series C	4/4/2000	4,999,998
Endologix, Inc.	7/7/2005	5,000,000
Endologix, Inc.	12/8/2003-3/23/2005	12,248,120
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	421,984
Greenfield Technology Venture Fund	6/15/1998	88,344
Security	Acquisition Date	Acquisition Cost
Incuvest LLC, Pfd.	1/6/2000	$ 5,000,000
Infrastructure Fund	8/11/2000	484,175
Internet.com Venture Fund III	5/17/2000-7/28/2000	557,793
Isis Pharmaceuticals, Inc	8/23/2005	19,882,351
Latin Healthcare Fund	11/28/2000	8,573,040
Metabasis Therapeutics, Inc., Warrants 9/30/2010	10/3/2005	111,956
Migenix, Inc., Conv. Pfd.	10/27/2004	1,200,006
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Leadscope LLC	4/30/2002	3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Peachtree/CB Partners	3/8/2000	3,503,863
Rocket Ventures II	7/20/1999	7,515,342
Ryan Hankin Kent, Inc., Pfd., Series B	6/5/2000	2,000,000
Sanarus Medical, Inc., Pfd., Series A	11/16/1999-11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	0
Sensable Technologies, Inc.	12/16/2003	401,118
Sensable Technologies, Inc., Pfd., Series B	12/23/1997	2,064,237
Sensable Technologies, Inc., Pfd., Series C	4/5/2000	1,474,010

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	150,599,079	$797,198,894	199,104,620	$998,975,256
Shares issued in connection with tax-free transfer of assets from BankNorth Small/Mid Cap Core Fund	--	--	2,715,953	13,145,214
Shares issued to shareholders in payment of distributions declared	17,504,760	89,099,685	2,070,151	9,957,448
Shares redeemed	(122,304,301)	(647,088,392)	(99,878,026)	(496,795,631)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	45,799,538	$239,210,187	104,012,698	$525,282,287

Year Ended October 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	33,657,206	$174,081,420	62,567,155	$309,410,152
Shares issued to shareholders in payment of distributions declared	10,430,358	52,151,884	1,407,063	6,683,565
Shares redeemed	(37,327,135)	(194,340,651)	(27,540,244)	(135,576,086)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	6,760,429	$31,892,653	36,433,974	$180,517,631

Year Ended October 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	42,578,747	$220,727,895	55,134,068	$272,597,197
Shares issued to shareholders in payment of distributions declared	4,843,556	24,219,297	525,730	2,502,486
Shares redeemed	(23,397,117)	(121,440,701)	(14,872,665)	(73,100,606)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	24,025,186	$123,506,491	40,787,133	$201,999,077

Year Ended October 31	2005		2004
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	45,765,706	$241,923,337	50,862,351	$255,317,264
Shares issued to shareholders in payment of distributions declared	38,741,249	197,580,421	6,332,430	30,522,611
Shares redeemed	(77,226,078)	(410,253,985)	(78,282,545)	(391,552,644)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	7,280,877	$29,249,773	(21,087,764)	$(105,712,769)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	83,866,030	$423,859,104	160,146,041	$802,086,226

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, partnership adjustments, net operating loss, reclass foreign cap gains tax and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains
$(72,821)	$67,648,091	$(67,575,270)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2005, and 2004, was as follows:

	2005	2004
Ordinary income1	$ 8,730	--
Long-term capital gains	$397,094,469	$53,604,529

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$167,806
Undistributed long-term capital gain	$473,219,964
Net unrealized appreciation	$1,917,603,926
Capital loss carryforward	$(31,114,260)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership investments, discount accretion/premium amortization on debt securities and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At October 31, 2005, the cost of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and any unrealized depreciation from written options was $6,328,948,566. The net unrealized appreciation of investments for federal tax purposes was $1,917,604,381. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,181,375,724 and net unrealized depreciation from investments for those securities having an excess of cost over value of $263,771,343.

At October 31, 2005, the Fund had a capital loss carryforward of $(31,114,260) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

The Fund used capital loss carryforwards of $7,778,565 to offset taxable capital gains realized during the year ended October 31, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the Adviser voluntarily waived $11,321,667 of its fee.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $405,859 for the period.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2005, the Sub-Adviser earned a sub-adviser fee of $88,777,677.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, FSC voluntarily waived 12,013,733 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended October 31, 2005, FSC retained $10,947,274 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2005, FSC retained $988,861 in sales charges from the sale of Class A Shares. FSC also retained $1,680 of contingent deferred sales charges relating to redemptions of Class A Shares and $38,640 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees; postage; printing; telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the year ended October 31, 2005, redemption fees of $668,755 were allocated to cover the cost of redemptions.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended October 31, 2005, FSSC voluntarily waived $38,505 of its fee. For the year ended October 31, 2005, FSSC retained $8,757,502 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2005, the Fund had total commitments to limited partnerships and limited liability companies of $46,642,200; of this amount $38,131,354 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $8,510,846.

Other

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser contributed $1,302,668 to the Fund during fiscal year 2004 which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies (excluding $417,080,237 invested in Prime Value Obligations Fund) during the year ended October 31, 2005, are as follows:

	Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value
1	Advance Auto Parts, Inc.	$37,364,754	$109,191,899	$ --	$318,442,500
1	Anika Therapeutics, Inc.	-	4,333,742	--	12,340,000
1	Avigen, Inc.	--	--	--	8,100,000
1	Brillian Corp.	--	--	--	5,147,632
1	CB Richard Ellis Services	56,131,600	62,428,759	--	195,400,000
1	Central European Media Enterprises Ltd., Class A	8,434,205	--	--	92,980,000
1	Chindex International, Inc.	--	--	--	2,042,400
1	Chindex International, Inc., Warrants 3/31/2009	--	--	--	158,401
1	Conceptus, Inc.	347,614	28,439	--	37,328,369
[2]	Conceptus, Inc.	--	--	--	7,335,717
[1,2]	Conceptus, Inc.	--	--	--	6,162,000
[1]	Concorde Career Colleges, Inc.	--	--	--	4,500,000
[1]	Cubist Pharmaceuticals, Inc	12,860,524	610,933	--	60,630,000
[1]	Dyax Corp.	7,022,446	728,273	--	19,496,025
[1]	Dynavax Technologies Corp.	30,343,183	--	--	30,756,822
[1]	eCollege.com	3,383,896	--	--	23,865,000
	Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value
[1,2]	Endologix, Inc.	$ 6,217,040	$ --	$ --	$ 10,913,820
[1]	GTX, Inc	15,436,200	--	--	17,415,200
[1]	1Illumina, Inc.	--	6,278,476	--	38,585,574
[1]	Infocrossing, Inc.	1,370,144	--	--	7,835,249
[1]	Infocrossing, Inc., Warrants 10/21/2008	--	--	--	560,859
[1]	Interline Brands, Inc	33,654,219	--	--	38,962,350
[1]	Isis Pharmaceuticals, Inc.	--	--	--	17,360,000
	J.D. Wetherspoon PLC	--	53,377,480	902,385	52,274,343
[1]	Magma Design Automation	10,426,970	2,348,777	--	40,622,400
[1]	Metabasis Therapeutics, Inc	14,995,740	--	--	12,180,840
[1]	NIC, Inc.	342,000	943,675	--	18,603,750
[1]	NMT Medical, Inc.	--	--	--	12,975,300
[1]	NuCo2, Inc.	14,377,031	--	--	28,982,240
[1]	NxStage Medical, Inc	17,353,000	--	--	19,695,655
[1]	Online Resources Corp.	2,443,750	--	--	21,450,000
[1,2]	Online Resources Corp.	--	--	--	6,360,000
	PetSmart, Inc.	23,484,556	68,977,610	994,806	212,442,350
[1]	Pharmacyclics, Inc.	--	162,260	--	18,920,320
[1]	PowerDsine Ltd.	--	--	--	11,367,864
[1]	Santarus, Inc.	24,134,434	--	--	34,485,221
[1]	Seaspan Corp.	44,704,702	--	--	40,600,392
[1]	Time Warner Telecom, Inc.	--	2,194,830	--	33,520,000
[1]	United Surgical Partners International, Inc.	--	21,106,548	--	107,550,000
[1]	Vical, Inc.	2,921,280	--	--	9,497,446
[1]	World Heart Corp., Warrants 9/22/2008	--	--	--	646,058
	TOTAL OF AFFILIATED TRANSACTIONS	$367,749,288	$332,711,701	$1,897,191	$1,638,492,097

1 Non-income producing security.

2 Restricted security.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2005, were as follows:

Purchases	$4,893,372,053
Sales	$5,035,225,659

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	73.9%
Bermuda	4.5%
Japan	2.6%
India	2.1%
United Kingdom	2.0%
Israel	1.2%
Netherlands	1.1%
Switzerland	1.0%
Canada	0.9%
Republic of Korea	0.5%
China	0.5%
Ireland	0.5%
Cayman Islands	0.4%
Australia	0.3%
Singapore	0.3%
Mexico	0.3%
Brazil	0.2%
Belgium	0.1%
France	0.1%
Hong Kong	0.0%1
Indonesia	0.0%1
Thailand	0.0%1

1 Represents less than 0.1%.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2005, the amount of long-term capital gain designated by the Fund was $397,094,469.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED KAUFMANN FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Kaufmann Fund (one of the portfolios constituting Federated Equity Funds), (the "Fund"), as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Fund, a portfolio of Federated Equity Funds at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

26396 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

3RD ANNUAL SHAREHOLDER REPORT

October 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended
	2005		2004		10/31/2003	[1]
Net Asset Value, Beginning of Period	$19.30		$17.07		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.35	) [2]	(0.31	) [2]	(0.21	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	2.76		2.79		7.28
TOTAL FROM INVESTMENT OPERATIONS	2.41		2.48		7.07
Less Distributions:
Distributions from net realized gain on investments	(1.11)		(0.25)		--
Net Asset Value, End of Period	$20.60		$19.30		$17.07
Total Return [3]	12.79%		14.72%		70.70%

Ratios to Average Net Assets:
Net expenses	1.95%		1.95%		1.95	% [4]
Net investment income (loss)	(1.73)%		(1.72)%		(1.67	)% [4]
Expense waiver/reimbursement [5]	0.28%		0.31%		0.85	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$371,092		$216,310		$121,125
Portfolio turnover	42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended
	2005		2004		10/31/2003	[1]
Net Asset Value, Beginning of Period	$19.16		$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.46	) [2]	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	2.74		2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	2.28		2.37		7.04
Less Distributions:
Distributions from net realized gain on investments	(1.11)		(0.25)		--
Net Asset Value, End of Period	$20.33		$19.16		$17.04
Total Return [3]	12.17%		14.09%		70.40%

Ratios to Average Net Assets:
Net expenses	2.50%		2.50%		2.50	% [4]
Net investment income (loss)	(2.28)%		(2.27)%		(2.22	)% [4]
Expense waiver/reimbursement [5]	0.23%		0.26%		0.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$117,744		$87,938		$43,390
Portfolio turnover	42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,			Period Ended
	2005		2004	10/31/2003	[1]
Net Asset Value, Beginning of Period	$19.16		$17.04	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.46	) [2]	(0.41) [2]	(0.29	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	2.74		2.78	7.33
TOTAL FROM INVESTMENT OPERATIONS	2.28		2.37	7.04
Less Distributions:
Distributions from net realized gain on investments	(1.11)		(0.25)	--
Net Asset Value, End of Period	$20.33		$19.16	$17.04
Total Return [3]	12.17%		14.09%	70.40%

Ratios to Average Net Assets:
Net expenses	2.50%		2.50%	2.50	% [4]
Net investment income (loss)	(2.28)%		(2.27)%	(2.22	)% [4]
Expense waiver/reimbursement [5]	0.23%		0.26%	0.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$152,232		$100,873	$47,696
Portfolio turnover	42%		68%	70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,104.60	$10.34
Class B Shares	$1,000	$1,101.30	$13.24
Class C Shares	$1,000	$1,101.90	$13.24
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.38	$ 9.91
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68

1 Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%

Management's Discussion of Fund Performance

For the 12-month reporting period ended October 31, 2005, the Federated Kaufmann Small Cap Fund Class A, B, and C Shares, based on net asset value, generated total returns of 12.79%, 12.17%, and 12.17% respectively, while its benchmark, the Russell 2000 Growth Index 1 returned 10.91%, and the Lipper Small Cap Growth Funds Average 2 returned 11.79%. The performance of the fund's Class A Shares from December 31, 2002 (the next available ranking date following the fund's inception on December 17, 2002) to October 31, 2005, ranks it among the top 1% (4 of 447) in the Lipper Small Cap Growth Funds Category based on total return. The fund was ranked 196 of 515 funds for the one-year period ended October 31, 2005. 2

Economic growth remained modest during the reporting period. Economic growth was somewhat effected by higher energy prices and an active hurricane season. Small-cap companies, as a whole, continued to deliver double-digit earnings growth. During the reporting period, stock selection accounted for the outperformance of the fund versus the benchmark. Two of our largest positions, Advance Auto Parts and Central European Media , each returned over 30% during the reporting period, contributing strongly to performance. Exposure to transportation industry companies Forward Air , EGL Inc. , Overnite Corp. , ABX Air , and Quality Distribution all contributed positively to performance. Two information technology companies, CSR PLC and MEMC Electronic Materials, performed extremely well, each returned over 85% during the reporting period contributing positively to returns.

Energy was the best performing sector in the benchmark index for the prior 12-month period. The fund's lack of Energy holdings negatively impacted performance, relative to the fund's benchmark. Exposure to retailer PETCO Animal Supplies also hurt performance, as the company experienced operating difficulty during the period. Finally fundamental weakness in retailer Movie Gallery also hurt performance, and note that this holding was sold from the fund's portfolio.

1 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales chares. Rankings for other classes will vary.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Kaufmann Small Cap Fund (Class A Shares) (the "Fund") from December 18, 2002 (start of performance) to October 31, 2005, compared to the Russell 2000 Growth Index (R2000G) 2 and the Lipper Small Cap Growth Funds Average (LSCGFA) 2 ..

Average Annual Total Return [3] for the Period Ended 10/31/2005
1 Year	6.60%
Start of Performance (12/18/2002)	29.22%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The R2000G and the LSCGFA are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Kaufmann Small Cap Fund (Class B Shares) (the "Fund") from December 18, 2002 (start of performance) to October 31, 2005, compared to the Russell 2000 Growth Index (R2000G) 2 and the Lipper Small Cap Growth Funds Average (LSCGFA) 2 ..

Average Annual Total Return [3] for the Period Ended 10/31/2005
1 Year	6.67%
Start of Performance (12/18/2002)	30.35%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The R2000G and the LSCGFA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Kaufmann Small Cap Fund (Class C Shares) (the "Fund") from December 18, 2002 (start of performance) to October 31, 2005, compared to the Russell 2000 Growth Index (R2000G) 2 and the Lipper Small Cap Growth Funds Average (LSCGFA) 2 ..

Average Annual Total Return [3] for the Period Ended 10/31/2005
1 Year	10.08%
Start of Performance (12/18/2002)	30.74%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date . The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The R2000G and the LSCGFA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Consumer Discretionary	26.9%
Healthcare	23.5%
Industrials	22.4%
Information Technology	22.2%
Financials	3.4%
Telecommunication Services	0.7%
Utilities	0.1%
Energy	0.0%
Cash Equivalents [2]	1.7%
Other Assets and Liabilities--Net [3]	(0.9)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2005

Shares			Value
		COMMON STOCKS--99.2%
		Consumer Discretionary--26.9%
325,290	[1]	1-800-FLOWERS.COM, Inc.	$2,208,719
210,396	[1]	A.C. Moore Arts & Crafts, Inc.	2,895,049
1,020,900	[1]	Advance Auto Parts, Inc.	38,283,750
66,050		Applebee's International, Inc.	1,447,156
24,200		Arbitron, Inc.	905,322
6,000	[1]	Blue Nile, Inc.	215,220
154,000	[1]	Buffalo Wild Wings, Inc.	4,225,760
60,000	[1]	Cabela's, Inc., Class A	984,000
100,000	[1]	Carter's, Inc.	6,315,000
162,894	[1]	Celebrate Express, Inc.	2,218,616
766,100	[1]	Central European Media Enterprises Ltd., Class A	35,615,989
63,216	[1]	Citi Trends, Inc.	1,809,874
73,740	[1]	Concorde Career Colleges, Inc.	1,106,100
89,745	[1]	Cost Plus, Inc.	1,378,483
57,600	[1]	Ctrip.com International Ltd., ADR	3,313,728
37,600	[1]	DSW, Inc., Class A	782,832
38,400	[1]	Design Within Reach, Inc.	309,888
315,318	[1]	Dick's Sporting Goods, Inc.	9,437,468
166,217	[1]	eCost.com, Inc.	272,596
101,000	[1]	Educate, Inc.	1,189,780
616,520		J.D. Wetherspoon PLC	3,222,818
440,800	[1]	Knology, Inc.	837,520
53,150	[1]	Lamar Advertising Co.	2,371,553
129,000	[1]	Lodgenet Entertainment	1,677,000
35,600	[1]	Maidenform Brands, Inc.	448,204
308,498	[1]	Monro Muffler Brake, Inc.	9,239,515
203,500	[1]	New York & Company	2,747,250
76,506		Orient-Express Hotel Ltd.	2,157,469
137,700	[1]	PC Mall, Inc.	772,497
701,800	[1]	PETCO Animal Supplies, Inc.	13,341,218
4,400		PETsMART, Inc.	103,400
133,400	[1]	Provide Commerce, Inc.	3,245,622
Shares			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
1,699		SKY Perfect Communications, Inc.	$1,220,506
153,200		Speedway Motorsports, Inc.	5,432,472
38,300	[1,2]	Submarino SA	1,006,524
324,600	[1]	Texas Roadhouse, Inc.	5,109,204
50,000	[1]	Volcom, Inc.	1,529,000
67,400		Winnebago Industries, Inc.	1,976,168
35,000	[1]	Zumiez Inc.	1,194,900
		TOTAL	172,548,170
		Energy--0.0%
10,600	[1]	Trico Marine Services, Inc.	270,194
		Financials--3.4%
140,000		Advance America Cash Advance, Inc.	1,701,000
23,958	[1]	Affiliated Managers Group	1,838,777
23,400		Endurance Specialty Holdings Ltd.	775,944
91,600		First Potomac Realty Trust	2,321,144
21,500		Global Signal, Inc.	891,175
1,279,410	[1]	Infrastructure Development Finance Co. Ltd.	1,857,941
46,600		IPC Holdings Ltd.	1,226,978
16,300		Mercury General Corp.	985,335
29,100	[1]	Philadelphia Consolidated Holding Corp.	2,801,166
32,300	[1,2]	RHJ International	754,844
6,820		SFCG Co. Ltd.	1,636,976
380,300	[1]	QC Holdings, Inc.	4,613,039
28,300		U-Store-It Trust	590,338
		TOTAL	21,994,657
		Healthcare--23.5%
622,600	[1]	Abgenix, Inc.	6,475,040
34,200	[1]	Acadia Pharmaceuticals, Inc.	359,100
690,900	[1]	Acusphere, Inc.	3,509,772
59,000	[1,2]	Adaltis, Inc.	149,860
253,000	[1,2]	Adaltis, Inc.	642,621
24,300	[1]	Adeza Biomedical Corp.	414,315
359,878	[1]	Alexion Pharmaceuticals, Inc.	9,857,058
44,200	[1]	Arthrocare Corp.	1,623,466
279,600	[1]	Auxilium Pharmaceutical, Inc.	1,090,440
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
132,700	[1]	AVANIR Pharmaceuticals, Class A	$410,043
46,600	[1]	Avigen, Inc.	125,820
251,200	[1]	Bioenvision, Inc.	1,539,856
185,300	[1]	Biovail Corp.	4,037,687
73,700	[1]	CV Therapeutics, Inc.	1,846,922
693,800	[1]	Cambridge Heart, Inc.	187,326
766,100	[1]	Ciphergen Biosystems, Inc.	1,493,895
1,200	[1]	Conceptus, Inc.	12,324
219,200	[1]	Cubist Pharmaceuticals, Inc.	4,430,032
187,180	[1]	Cytyc Corp.	4,745,013
56,600	[1]	Digene Corp.	1,709,320
387,500	[1]	Discovery Partners International	1,116,000
350,000	[1]	Dyax Corp.	1,487,500
777,100	[1]	Dynavax Technologies Corp.	4,592,661
70,200	[1]	Endo Pharmaceuticals Holdings, Inc.	1,889,784
119,200	[1]	Endologix, Inc.	562,624
124,700	[1]	Eyetech Pharmaceuticals, Inc.	2,199,708
415,800	[1]	Genaera Corp.	644,490
253,300	[1]	Human Genome Sciences, Inc.	2,115,055
67,100	[1]	ICOS Corp.	1,810,358
188,594	[1]	INAMED Corp.	13,409,033
150,572	[1]	Illumina, Inc.	2,344,406
392,800	[1]	Incyte Genomics, Inc.	1,960,072
67,900	[1]	Inhibitex, Inc.	659,988
81,900	[1]	Kinetic Concepts, Inc.	2,940,210
319,300	[1]	Kosan Biosciences, Inc.	2,263,837
105,934	[1]	Kyphon, Inc.	4,246,894
41,100	[1]	MWI Veterinary Supply, Inc.	921,462
92,100	[1]	Magellan Health Services, Inc.	2,738,133
170,100	[1]	Medicines Co.	2,915,514
215,600	[1]	Nektar Therapeutics	3,246,936
318,100	[1]	Neurochem, Inc.	4,851,025
41,000	[1]	Neurocrine Biosciences, Inc.	2,165,620
5,145	[1]	Neurometrix, Inc.	191,548
63,200	[1]	Northfield Laboratories, Inc.	786,208
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
142,200	[1]	NxStage Medical, Inc.	$1,613,970
255,981	[1]	Orthofix International NV	9,645,364
133,100	[1]	OSI Pharmaceuticals, Inc.	3,101,230
264,700	[1]	Penwest Pharmaceuticals Co.	4,198,142
975,000	[1]	Point Therapeutics, Inc.	3,578,250
147,300	[1]	Progenics Pharmaceuticals, Inc.	3,467,442
38,400	[1]	Psychiatric Solutions, Inc.	2,100,480
192,500	[1]	Regeneron Pharmaceuticals, Inc.	2,408,175
58,600	[1]	Sepracor, Inc.	3,296,250
309,400	[1]	Spectrum Pharmaceuticals, Inc.	1,339,702
155,300	[1]	Threshold Pharmaceuticals, Inc., Class THL	1,714,512
113,490	[1]	United Surgical Partners International, Inc.	4,068,617
467,300	[1]	Vical, Inc.	2,387,903
7,300	[1]	WebMD Health Corp., Class A	190,676
170,100	[1]	YM Biosciences, Inc.	496,863
6,500	[1]	Zoll Medical Corp.	161,330
		TOTAL	150,487,882
		Industrials--22.4%
2,435,200	[1]	ABX Air, Inc.	19,457,248
199,200		CNF Transportation, Inc.	11,208,984
65,182	[1]	CoStar Group, Inc.	3,125,477
111,100	[1]	Commercial Vehicle Group, Inc.	2,168,672
118,040		DRS Technologies, Inc.	5,814,650
612,700	[1]	EGL, Inc.	17,173,981
107,204		Expeditors International Washington, Inc.	6,504,067
38,612	[1]	Exponent, Inc.	1,112,798
500,840		Forward Air Corp.	17,754,778
8,800	[1]	Global Cash Access LLC	123,376
675,000	[1]	Innovative Solutions and Support, Inc.	9,645,750
85,400	[1]	Interline Brands, Inc.	1,667,862
23,000	[1]	K&F Industries Holdings, Inc.	359,720
266,400	[1]	Kenexa Corp.	4,456,872
16,200		Kuehne & Nagel International AG	3,791,602
200,000	[1]	Landstar System, Inc.	7,704,000
70,426	[1]	Monster Worldwide, Inc.	2,310,677
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
235,800	[1]	NuCo2, Inc.	$5,399,820
667,900	[1]	Quality Distribution, Inc.	5,089,398
32,800		Roper Industries, Inc.	1,236,560
238,800		Ryder Systems, Inc.	9,473,196
66,700		Simpson Manufacturing Co., Inc.	2,631,982
144,400	[1]	Taleo Corp., Class A	1,667,820
208,288		Vicor Corp.	3,509,653
		TOTAL	143,388,943
		Information Technology--22.2%
203,800		ARM Holdings PLC, ADR	1,171,850
171,300		Adtran, Inc.	5,181,825
12,900	[1]	Advanced Analogic Technologies, Inc.	140,610
64,600	[1]	Blackboard Inc.	1,815,260
72,000	[1]	Business Objects SA, ADR	2,467,440
1,322,100	[1]	CSR PLC	16,841,714
93,660	[1]	Cabot Microelectronics Corp.	2,753,604
360,000	[1]	Cirrus Logic, Inc.	2,361,600
87,252	[1]	Cognos, Inc.	3,274,567
130,400	[1]	Dolby Laboratories, Class A	2,099,440
144,449	[1]	eCollege.com	2,298,183
681,200	[1]	EMCORE Corp.	3,773,848
243,000	[1]	Entegris, Inc.	2,371,680
486,600	[1]	Epicor Software Corp.	5,975,448
105,552	[1]	Filenet Corp.	2,971,289
53,072	[1]	Foundry Networks, Inc.	633,149
119,000	[1]	Fundtech Ltd.	1,192,380
227,400	[1]	Greenfield Online, Inc.	1,141,548
54,000	[1]	Hummingbird Communications Ltd.	1,195,560
124,600	[1]	Hyperion Solutions Corp.	6,025,656
298,333	[1]	Infocrossing, Inc.	2,061,481
89,059	[1]	Infocrossing, Inc., Warrants	140,216
6,375	[1]	Intrado, Inc.	123,293
145,000	[1]	Jamdat Mobile, Inc.	2,670,900
199,900	[1]	Jupitermedia Corp.	3,398,300
161,500	[1]	Komag, Inc.	4,331,430
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
77,700	[1]	M-Systems Flash Disk Pioneers Ltd.	$2,462,313
447,100	[1]	MEMC Electronic Materials	8,020,974
77,400	[1]	MKS Instruments, Inc.	1,460,538
260,802	[1]	Magma Design Automation	2,263,761
1,167,100	[1]	Maxtor Corp.	4,084,850
210,000	[1]	Microsemi Corp.	4,865,700
186,500	[1]	Mobility Electronics, Inc.	1,684,095
174,800	[1]	Motive, Inc.	636,272
68,000	[1]	NAVTEQ Corp.	2,660,160
57,800	[1]	NCI, Inc.	699,380
298,142	[1]	NIC, Inc.	1,803,759
114,500	[1]	NetIQ Corp.	1,372,855
399,659	[1]	Online Resources Corp.	4,795,908
45,000	[1,2]	Online Resources Corp.	540,000
286,800	[1]	Onvia.com, Inc.	1,520,040
266,880	[1]	Pervasive Software, Inc.	1,120,896
352,400	[1]	PowerDsine Ltd.	3,361,896
185,200	[1]	Quest Software, Inc.	2,576,132
181,100	[1]	S1 Corp.	795,029
9,602,000	[1]	SIM Technology Group Ltd.	1,684,540
67,800	[1]	SSA Global Technologies, Inc.	1,061,070
69,100		SS&C Technologies, Inc.	2,476,544
81,712	[1]	Sigmatel Inc.	1,112,100
120,400	[1]	Support.com, Inc.	482,804
64,600	[1]	TNS, Inc.	1,135,668
313,700	[1]	Ultratech Stepper, Inc.	4,322,786
144,228	[1]	ValueClick, Inc.	2,523,990
613,650	[1]	Visual Networks, Inc.	767,063
70,500	[1]	WebSideStory, Inc.	1,225,995
20,800	[1]	Xyratex Ltd.	281,632
		TOTAL	142,211,021
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--0.7%
28,400	[1]	NeuStar, Inc., Class A	$869,040
415,100	[1]	Time Warner Telecom, Inc.	3,478,538
		TOTAL	4,347,578
		Utilities--0.1%
39,400		Consolidated Water Co.	726,536
		TOTAL COMMON STOCKS (IDENTIFIED COST $544,513,084)	635,974,981
		PREFERRED STOCKS--0.0%
		Consumer Discretionary--0.0%
23,626		Knology, Inc. (IDENTIFIED COST $236,260)	224,447
		REPURCHASE AGREEMENT--1.7%
$11,114,000		Interest in $3,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,500,392,778 on 11/1/2005. The market value of the underlying security at the end of the period was $3,570,000,001. (AT AMORTIZED COST)	11,114,000
		TOTAL INVESTMENTS--100.9% (IDENTIFIED COST $555,863,344) [3]	647,313,428
		OTHER ASSETS AND LIABILITIES - NET--(0.9)%	(6,245,467)
		TOTAL NET ASSETS--100%	$641,067,961

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $3,093,849 which represents 0.5% of total net assets.

3 The cost of investments for federal tax purposes amounts to $557,804,656.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005

Assets:
Total investments in securities, at value (identified cost $555,863,344)		$647,313,428
Cash		22,855
Cash denominated in foreign currencies (identified cost $11,017)		10,947
Income receivable		54,994
Receivable for investments sold		4,529,943
Receivable for shares sold		2,460,442
TOTAL ASSETS		654,392,609
Liabilities:
Payable for investments purchased	$11,682,362
Payable for shares redeemed	835,765
Payable for distribution services fee (Note 5)	234,521
Payable for shareholder services fee (Note 5)	133,802
Accrued expenses	438,198
TOTAL LIABILITIES		13,324,648
Net assets for 31,292,825 shares outstanding		$641,067,961
Net Assets Consist of:
Paid-in capital		$541,406,111
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		91,449,581
Accumulated net realized gain on investments and foreign currency transactions		9,280,890
Accumulated net investment income (loss)		(1,068,621)
TOTAL NET ASSETS		$641,067,961
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($371,091,883 ÷ 18,013,276 shares outstanding), no par value, unlimited shares authorized		$20.60
Offering price per share (100/94.50 of $20.60) [1]		$21.80
Redemption proceeds per share		$20.60
Class B Shares:
Net asset value per share ($117,743,749 ÷ 5,790,940 shares outstanding), no par value, unlimited shares authorized		$20.33
Offering price per share		$20.33
Redemption proceeds per share (94.50/100 of $20.33) [1]		$19.21
Class C Shares:
Net asset value per share ($152,232,329 ÷ 7,488,609 shares outstanding), no par value, unlimited shares authorized		$20.33
Offering price per share (100/99.00 of $20.33) [1]		$20.54
Redemption proceeds per share (99.00/100 of $20.33) [1]		$20.13

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2005

Investment Income:			'
Dividends (including $2,808 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $7,729)				$795,895
Interest				503,621
TOTAL INCOME				1,299,516
Expenses:
Investment adviser fee (Note 5)		$8,192,334
Administrative personnel and services fee (Note 5)		460,490
Custodian fees		32,996
Transfer and dividend disbursing agent fees and expenses		921,900
Directors'/Trustees' fees		4,995
Auditing fees		51,471
Legal fees		10,154
Portfolio accounting fees		127,875
Distribution services fee--Class A Shares (Note 5)		821,914
Distribution services fee--Class B Shares (Note 5)		837,671
Distribution services fee--Class C Shares (Note 5)		1,008,342
Shareholder services fee--Class A Shares (Note 5)		817,292
Shareholder services fee--Class B Shares (Note 5)		279,224
Shareholder services fee--Class C Shares (Note 5)		335,715
Share registration costs		111,791
Printing and postage		53,530
Insurance premiums		10,442
Interest Expense		8,071
Miscellaneous		3,536
TOTAL EXPENSES		14,089,743
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,307,420)
Waiver of administrative personnel and services fee	(22,416)
Waiver of distribution services fee--Class A Shares	(158,039)
Waiver of shareholder services fee--Class A Shares	(3,764)
Reimbursement of shareholder services fee--Class A Shares	(8,464)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,500,103)
Net expenses				12,589,640
Net investment income (loss)				(11,290,124)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $88,355)				20,447,430
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency				46,403,478
Net realized and unrealized gain on investments and foreign currency transactions				66,850,908
Change in net assets resulting from operations				$55,560,784

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(11,290,124)	$(6,460,798)
Net realized gain on investments and foreign currency transactions	20,447,430	29,801,195
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	46,403,478	14,366,268
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	55,560,784	37,706,665
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(13,099,914)	(1,808,137)
Class B Shares	(5,217,982)	(675,185)
Class C Shares	(5,922,027)	(775,015)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,239,923)	(3,258,337)
Share Transactions:
Proceeds from sale of shares	358,564,556	302,826,615
Net asset value of shares issued to shareholders in payment of distributions declared	20,393,809	2,672,605
Cost of shares redeemed	(174,331,644)	(147,038,105)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	204,626,721	158,461,115
Change in net assets	235,947,582	192,909,443
Net Assets:
Beginning of period	405,120,379	212,210,936
End of period (including accumulated net investment income (loss) of $(1,068,621) and $(6,626), respectively)	$641,067,961	$405,120,379

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,576,253	$252,717,292	10,018,883	$183,214,693
Shares issued to shareholders in payment of distributions declared	558,182	10,901,287	84,607	1,437,466
Shares redeemed	(6,328,729)	(127,488,883)	(5,990,616)	(108,147,571)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,805,706	$136,129,696	4,112,874	$76,504,588

Year Ended October 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,039,514	$40,864,120	2,969,353	$54,192,213
Shares issued to shareholders in payment of distributions declared	235,510	4,561,837	34,604	586,541
Shares redeemed	(1,073,199)	(21,629,015)	(961,187)	(17,500,463)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,201,825	$23,796,942	2,042,770	$37,278,291

Year Ended October 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,226,561	$64,983,144	3,599,810	$65,419,709
Shares issued to shareholders in payment of distributions declared	254,553	4,930,685	38,265	648,598
Shares redeemed	(1,258,382)	(25,213,746)	(1,171,866)	(21,390,071)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,222,732	$44,700,083	2,466,209	$44,678,236
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,230,263	$204,626,721	8,621,853	$158,461,115

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and net operating losses.

For the year ended October 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$10,228,129	$(10,228,129)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2005, and 2004 was as follows:

	2005	2004
Ordinary income [1]	$19,125,482	$3,258,337
Long-term capital gains	$ 5,114,441	$--

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$5,216,344
Undistributed long-term capital gains	$5,025,585
Net unrealized appreciation	$89,508,269

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At October 31, 2005, the cost of investments for federal tax purposes was $557,804,656. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $89,508,772. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $146,771,889 and net unrealized depreciation from investments for those securities having an excess of cost over value of $57,263,117.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the Adviser voluntarily waived $1,307,420 of its fee.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and totaled $2,808 for the period.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2005, the Sub-Adviser earned a sub-adviser fee of $6,755,082.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, FSC voluntarily waived $158,039 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended October 31, 2005, FSC retained $1,109,596 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2005, FSC retained $209,868 in sales charges from the sale of Class A Shares. FSC also retained $1,798 of contingent deferred sales charges relating to redemptions of Class A Shares and $11,308 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended October 31, 2005, FSSC voluntarily waived $3,764 of its fee. For the year ended October 31, 2005, FSSC retained $33,252 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2005, were as follows:

Purchases	$410,411,904
Sales	$234,377,722

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2005, the amount of long-term capital gains designated by the Fund was $5,114,441.

For the fiscal year ended October 31, 2005, 27.33% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of year distributions of form 1099-DIV.

10. SUBSEQUENT EVENT

On November 1, 2005, Class K Shares of the fund were declared effective by the Securities and Exchange Commission.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED KAUFMANN SMALL CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Kaufmann Small Cap Fund (one of the portfolios constituting Federated Equity Funds), (the "Fund"), as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Small Cap Fund, a portfolio of Federated Equity Funds at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance for the one year period was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies of Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610

29503 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Large Cap Growth Fund

Established 1998

A Portfolio of Federated Equity Funds

7TH ANNUAL SHAREHOLDER REPORT

October 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$7.56		$7.37		$6.47		$7.95		$13.37
Income From Investment Operations:
Net investment income (loss)	0.01	[1]	(0.02	) [1]	(0.03	) [1]	(0.04	) [1]	(0.06)
Net realized and unrealized gain (loss) on investments	0.56		0.21		0.93		(1.44)		(5.36)
TOTAL FROM INVESTMENT OPERATIONS	0.57		0.19		0.90		(1.48)		(5.42)
Net Asset Value, End of Period	$8.13		$7.56		$7.37		$6.47		$7.95
Total Return [2]	7.54%		2.58%		13.91%		(18.62)%		(40.54)%

Ratios to Average Net Assets:
Net expenses	1.45	% [3]	1.44	% [3]	1.56	% [3]	1.46	% [3]	1.37%
Net investment income (loss)	0.07%		(0.31)%		(0.44)%		(0.47)%		(0.60)%
Expense waiver/reimbursement [4]	0.02%		0.01%		0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$104,837		$144,921		$148,090		$144,499		$228,433
Portfolio turnover	128%		103%		126%		233%		221%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.45%, 1.43%, 1.54%, and 1.44% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$7.26		$7.13		$6.31		$7.82		$13.24
Income From Investment Operations:
Net investment income (loss)	(0.05	) [1]	(0.08	) [1]	(0.08	) [1]	(0.09	) [1]	(0.16)
Net realized and unrealized gain (loss) on investments	0.55		0.21		0.90		(1.42)		(5.26)
TOTAL FROM INVESTMENT OPERATIONS	0.50		0.13		0.82		(1.51)		(5.42)
Net Asset Value, End of Period	$7.76		$7.26		$7.13		$6.31		$7.82
Total Return [2]	6.89%		1.82%		13.00%		(19.31)%		(40.94)%

Ratios to Average Net Assets:
Net expenses	2.20	% [3]	2.19	% [3]	2.31	% [3]	2.21	% [3]	2.12%
Net investment income (loss)	(0.69)%		(1.06)%		(1.19)%		(1.22)%		(1.35)%
Expense waiver/reimbursement [4]	0.02%		0.01%		0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$78,152		$95,901		$116,166		$121,572		$205,699
Portfolio turnover	128%		103%		126%		233%		221%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.19%, 2.18%, 2.29%, and 2.19% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$7.26		$7.13		$6.31		$7.82		$13.23
Income From Investment Operations:
Net investment income (loss)	(0.05	) [1]	(0.08	) [1]	(0.08	) [1]	(0.09	) [1]	(0.15)
Net realized and unrealized gain (loss) on investments	0.55		0.21		0.90		(1.42)		(5.26)
TOTAL FROM INVESTMENT OPERATIONS	0.50		0.13		0.82		(1.51)		(5.41)
Net Asset Value, End of Period	$7.76		$7.26		$7.13		$6.31		$7.82
Total Return [2]	6.89%		1.82%		13.00%		(19.31)%		(40.89)%

Ratios to Average Net Assets:
Net expenses	2.20	% [3]	2.19	% [3]	2.31	% [3]	2.21	% [3]	2.12%
Net investment income (loss)	(0.69)%		(1.06)%		(1.19)%		(1.22)%		(1.35)%
Expense waiver/reimbursement [4]	0.02%		0.01%		0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,007		$13,866		$15,444		$16,067		$30,148
Portfolio turnover	128%		103%		126%		233%		221%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.19%, 2.18%, 2.29%, and 2.19% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,061.40	$ 7.27
Class B Shares	$1,000	$1,057.20	$11.10
Class C Shares	$1,000	$1,057.20	$11.10
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.15	$ 7.12
Class B Shares	$1,000	$1,014.42	$10.87
Class C Shares	$1,000	$1,014.42	$10.87

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.40%
Class B Shares	2.14%
Class C Shares	2.14%

Management Discussion of Fund Performance

For the 12-month period from November 1, 2004 through October 31, 2005, Class A Shares of the Federated Large Cap Growth Fund appreciated by 7.54% on a total return basis (based on net asset value), under performing its benchmark -- the Russell 1000 Growth Index 1 , which gained 9.24%. The total return for Class B Shares and Class C Shares was 6.89%.

The equity market experienced a see-saw pattern during the past year, failing to sustain the positive momentum it enjoyed during November and December 2004. The market drifted lower during the first four months of calendar 2005, witnessed a summer rally, and then retrenched during the final three months of the reporting period, as investors rotated out of high-quality, large-cap stocks, and into lower quality, mid- and small-cap stocks. This final shift did not benefit the fund's positioning, as it cost the fund more than 150 basis points in relative performance during September and October alone.

Investors focused their concerns during the reporting period on the potential for slowing economic growth due to rising energy prices, higher interest rates from the Fed, and the economic impact from damaging hurricanes Katrina, Rita and Wilma. As inflationary pressures began to build during the year, the market began to grow increasingly concerned about stagflation, the unwholesome combination of slowing economic growth and rising inflation.

On the positive side, the fund's overweighted position in the strongly performing Energy sector resulted in a relative performance advantage of 130 basis points over the Russell 1000 Growth Index, with Transocean Inc. and Schlumberger Ltd. among our stellar performers. Good stock selection in Health Care helped to add 78 basis points of positive performance, with notable standouts such as Genentech and United Health Group .. Similarly, favorable stock selection in Consumer Staples sector added 50 basis points of positive performance, with Altria Group leading the charge. Finally, our overweight position and favorable security selection in Consumer Discretionary sector added 23 basis points of positive performance, with a variety of retail stocks such as Nordstrom Inc. pitching in with good performance.

1 Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index is not adjusted to reflect sales loads, expenses of other fees that the Securities and Exchange Commission requires to be reflected in the fund's performance. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

On the negative side, despite an underweight position, poor stock selection in the Financials sector cost the fund 99 basis points in relative performance. The bulk of the damage (71 basis points) was sustained by Doral Financial Corp. , a bank whose previously strong performance was derailed in short order by some operational, legal and compliance missteps by management. Similarly, despite an underweight position, poor stock selection in Industrials sector cost the fund 49 basis points in relative performance. Most of this loss (39 basis points) was attributed to a collapse in 3M Co. after their highly regarded Chief Executive Officer unexpectedly resigned to join Boeing Co. Finally, an overweight position and poor stock selection in the Materials sector cost the fund 30 basis points in relative performance, although virtually all of this weakness (29 basis points) was due to poor performance at Placer Dome Inc. , in conjunction with a sharp decline in the price of gold.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Large Cap Growth Fund (Class A Shares) (the "Fund") from December 29, 1998 (start of performance) to October 31, 2005, compared to the Russell 1000 Growth Index (R1000G) 2 and the Lipper Large Cap Growth Funds Index (LLCGF) 3 ..

Average Annual Total Return [4] for the Period Ended 10/31/2005
1 Year	1.63%
5 Years	(10.49)%
Start of Performance (12/29/1998)	(3.78)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGF have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 The R1000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LLCGF measures the performance of the 30 largest funds in the large cap growth category as tracked by Lipper, Inc. The index is unmanaged and unlike the fund, is not affected by cashflows. It is not possible to invest directly in an index. The LLCGF is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Large Cap Growth Fund (Class B Shares) (the "Fund") from December 29, 1998 (start of performance) to October 31, 2005, compared to the Russell 1000 Growth Index (R1000G) 2 and the Lipper Large Cap Growth Funds Index (LLCGF) 3 ..

Average Annual Total Return [4] for the Period Ended 10/31/2005
1 Year	1.39%
5 Years	(10.50)%
Start of Performance (12/29/1998)	(3.64)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund doesn't reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGF have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 The R1000G is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LLCGF measures the performance of the 30 largest funds in the large cap growth category as tracked by Lipper, Inc. The index is unmanaged and unlike the fund, is not affected by cashflows. It is not possible to invest directly in an index. The LLCGF is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable contingent deferred sales charges

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Large Cap Growth Fund (Class C Shares) (the "Fund") from December 29, 1998 (start of performance) to October 31, 2005, compared to the Russell 1000 Growth Index (R1000G) 2 and the Lipper Large Cap Growth Funds Index (LLCGF) 3 ..

Average Annual Total Return [4] for the Period Ended 10/31/2005
1 Year	4.88%
5 Years	(10.30)%
Start of Performance (12/29/1998)	(3.78)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 invested minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGF have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 The R1000G is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LLCGF measures the performance of the 30 largest funds in the large cap growth category as tracked by Lipper, Inc. The index is unmanaged and unlike the fund, is not affected by cashflows. It is not possible to invest directly in an index. The LLCGF is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	27.2%
Healthcare	21.3%
Consumer Discretionary	19.4%
Energy	9.0%
Industrials	8.4%
Financials	6.0%
Consumer Staples	5.0%
Materials	3.1%
Securities Lending Collateral [2]	0.1%
Other Assets and Liabilities-Net [3]	0.5%
TOTAL	100.0%

1 Except for Securities Lending Collateral and other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market funds.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2005

Shares			Value
		COMMON STOCKS--99.4%
		Consumer Discretionary--19.4%
55,000	[1]	Bed Bath & Beyond, Inc.	$2,228,600
45,000		Best Buy Co., Inc.	1,991,700
22,000		Carnival Corp.	1,092,740
20,000		Centex Corp.	1,287,000
65,000	[1]	Coach, Inc.	2,091,700
80,000	[1]	eBay, Inc.	3,168,000
100,000		Hasbro, Inc.	1,884,000
90,000		Home Depot, Inc.	3,693,600
20,000		Lennar Corp., Class A	1,111,600
35,200		Lowe's Cos., Inc.	2,139,104
26,400	[2]	MGM Mirage	986,568
18,400		Marriott International, Inc., Class A	1,097,008
100,000		McDonald's Corp.	3,160,000
30,000		Nike, Inc., Class B	2,521,500
30,000		Nordstrom, Inc.	1,039,500
17,600		Station Casinos, Inc.	1,128,160
60,000		Target Corp.	3,341,400
66,000		Viacom, Inc., Class B	2,044,020
60,000	[1,2]	XM Satellite Radio Holdings, Inc., Class A	1,729,800
		TOTAL	37,736,000
		Consumer Staples--5.0%
34,300		Altria Group, Inc.	2,574,215
40,000		CVS Corp.	976,400
46,000		Coca-Cola Co.	1,967,880
35,200		PepsiCo, Inc.	2,079,616
40,000		Procter & Gamble Co.	2,239,600
		TOTAL	9,837,711
		Energy--9.0%
17,600		Apache Corp.	1,123,408
33,000		Devon Energy Corp.	1,992,540
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
39,600		Exxon Mobil Corp.	$2,223,144
52,800		Halliburton Co.	3,120,480
15,000		Peabody Energy Corp.	1,172,400
35,200		Schlumberger Ltd.	3,195,104
44,000	[1]	Transocean Sedco Forex, Inc.	2,529,560
20,000		Valero Energy Corp.	2,104,800
		TOTAL	17,461,436
		Financials--6.0%
40,000		Bank of America Corp.	1,749,600
55,000		Capital One Financial Corp.	4,199,250
35,000		Commerce Bancorp, Inc.	1,066,450
20,000		Merrill Lynch & Co., Inc.	1,294,800
61,600		Morgan Stanley	3,351,656
		TOTAL	11,661,756
		Healthcare--21.3%
40,000	[1]	Amgen, Inc.	3,030,400
51,050	[1]	Caremark Rx, Inc.	2,675,020
52,800	[1]	Genentech, Inc.	4,783,680
25,000	[1]	Gilead Sciences, Inc.	1,181,250
40,000		HCA, Inc.	1,927,600
133,000		Johnson & Johnson	8,328,460
40,000		McKesson HBOC, Inc.	1,817,200
83,000	[1]	Medimmune, Inc.	2,903,340
66,000		Medtronic, Inc.	3,739,560
160,000		Pfizer, Inc.	3,478,400
55,600		UnitedHealth Group, Inc.	3,218,684
57,200		Wyeth	2,548,832
30,000	[1]	Zimmer Holdings, Inc.	1,913,100
		TOTAL	41,545,526
		Industrials--8.4%
30,000		Deere & Co.	1,820,400
310,000		General Electric Co.	10,512,100
44,000		United Parcel Service, Inc.	3,209,360
17,600		United Technologies Corp.	902,528
		TOTAL	16,444,388
Shares			Value
		COMMON STOCKS--continued
		Information Technology--27.2%
150,000		Adobe Systems, Inc.	$4,837,500
55,000	[1]	Amdocs Ltd.	1,455,850
120,000		Applied Materials, Inc.	1,965,600
50,000	[1]	Check Point Software Technologies Ltd.	1,118,000
277,200	[1]	Cisco Systems, Inc.	4,837,140
90,000	[1]	Dell, Inc.	2,869,200
176,000	[1]	EMC Corp. Mass	2,456,960
14,000	[1]	Google Inc.	5,209,960
55,000		IBM Corp.	4,503,400
200,000		Intel Corp.	4,700,000
20,000		KLA-Tencor Corp.	925,800
30,000		Linear Technology Corp.	996,300
350,000		Microsoft Corp.	8,995,000
90,000		Motorola, Inc.	1,994,400
330,000	[1]	Oracle Corp.	4,184,400
85,000		Xilinx, Inc.	2,035,750
		TOTAL	53,085,260
		Materials--3.1%
70,000		Georgia-Pacific Corp.	2,277,100
45,000		Newmont Mining Corp.	1,917,000
50,000		United States Steel Corp.	1,826,500
		TOTAL	6,020,600
		TOTAL COMMON STOCKS (IDENTIFIED COST $168,094,515)	193,792,677
		MUTUAL FUND--0.1%
283,211	[3]	Prime Value Obligations Fund, IS Shares (at net asset value) (held as collateral for securities lending)	283,211
		TOTAL INVESTMENTS-99.5% (IDENTIFIED COST $168,377,726) [4]	194,075,888
		OTHER ASSETS AND LIABILITIES - NET--0.5%	920,379
		TOTAL NET ASSETS-100%	$194,996,267

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $170,383,680.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005

Assets:
Total investments in securities, at value including $283,211 of investments in affiliated issuers (Note 5) and $276,779 of securities loaned (identified cost $168,377,726)		$194,075,888
Income receivable		44,653
Receivable for investments sold		2,416,764
Receivable for shares sold		257,964
TOTAL ASSETS		196,795,269
Liabilities:
Payable for shares redeemed	$868,056
Payable to bank	285,382
Payable for distribution services fee (Note 5)	80,071
Payable for shareholder services fee (Note 5)	19,159
Payable for collateral due to broker	283,211
Payable for transfer and dividend disbursing agent fees and expenses	191,578
Accrued expenses	71,545
TOTAL LIABILITIES		1,799,002
Net assets for 24,515,664 shares outstanding		$194,996,267
Net Assets Consist of:
Paid-in capital		$595,361,496
Net unrealized appreciation of investments		25,698,162
Accumulated net realized loss on investments		(426,062,227)
Accumulated net investment income (loss)		(1,164)
TOTAL NET ASSETS		$194,996,267

Statement of Assets and Liabilities - continued

October 31, 2005

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($104,837,205 ÷ 12,892,740 shares outstanding), no par value, unlimited shares authorized	$8.13
Offering price per share (100/94.50 of $8.13) [1]	$8.60
Redemption proceeds per share	$8.13
Class B Shares:
Net asset value per share ($78,151,745 ÷ 10,074,859 shares outstanding), no par value, unlimited shares authorized	$7.76
Offering price per share	$7.76
Redemption proceeds per share (94.50/100 of $7.76) [1]	$7.33
Class C Shares:
Net asset value per share ($12,007,317 ÷ 1,548,065 shares outstanding), no par value, unlimited shares authorized	$7.76
Offering price per share (100/99.00 of $7.76) [1]	$7.84
Redemption proceeds per share (99.00/100 of $7.76) [1]	$7.68

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2005

Investment Income:
Dividends (including $2,405 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $7,023)			$3,553,219
Interest (including income on securities loaned of $15,689)			67,911
TOTAL INCOME			3,621,130
Expenses:
Investment adviser fee (Note 5)		$1,789,817
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		14,053
Transfer and dividend disbursing agent fees and expenses		658,754
Directors'/Trustees' fees		3,638
Auditing fees		25,216
Legal fees		8,905
Portfolio accounting fees		87,693
Distribution services fee--Class A Shares (Note 5)		338,500
Distribution services fee--Class B Shares (Note 5)		672,733
Distribution services fee--Class C Shares (Note 5)		101,585
Shareholder services fee--Class B Shares (Note 5)		224,244
Shareholder services fee--Class C Shares (Note 5)		33,523
Share registration costs		53,942
Printing and postage		44,972
Insurance premiums		9,709
Miscellaneous		3,572
TOTAL EXPENSES		4,300,856
Waiver, Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(4,719)
Waiver of administrative personnel and services fee (Note 5)	(48,155)
Fees paid indirectly from directed brokerage arrangements	(18,475)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(71,349)
Net expenses			4,229,507
Net investment income (loss)			(608,377)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			16,328,739
Net change in unrealized appreciation of investments			2,254,705
Net realized and unrealized gain on investments			18,583,444
Change in net assets resulting from operations			$17,975,067

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(608,377)	$(1,801,281)
Net realized gain on investments	16,328,739	31,352,618
Net change in unrealized appreciation/depreciation of investments	2,254,705	(23,768,805)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,975,067	5,782,532
Share Transactions:
Proceeds from sale of shares	39,930,819	59,715,920
Cost of shares redeemed	(117,597,335)	(90,510,454)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(77,666,516)	(30,794,534)
Change in net assets	(59,691,449)	(25,012,002)
Net Assets:
Beginning of period	254,687,716	279,699,718
End of period (including accumulated net investment income (loss) of $(1,164) and $0, respectively)	$194,996,267	$254,687,716

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$276,779	$283,211

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,045,776	$32,488,458	6,029,655	$46,409,335
Shares redeemed	(10,331,242)	(83,289,957)	(6,951,396)	(52,887,279)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,285,466)	$(50,801,499)	(921,741)	$(6,477,944)

Year Ended October 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	648,423	$4,995,635	1,236,738	$9,202,313
Shares redeemed	(3,778,874)	(29,100,067)	(4,313,960)	(31,661,850)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,130,451)	$(24,104,432)	(3,077,222)	$(22,459,537)

Year Ended October 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	319,358	$2,446,726	555,356	$4,104,272
Shares redeemed	(680,783)	(5,207,311)	(810,747)	(5,961,325)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(361,425)	$(2,760,585)	(255,391)	$(1,857,053)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(9,777,342)	$(77,666,516)	(4,254,354)	$(30,794,534)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating loss.

For the year ended October 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)
$(607,213)	$607,213

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$23,692,208
Capital loss carryforward	$(424,057,437)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

At October 31, 2005, the cost of investments for federal tax purposes was $170,383,680. The net unrealized appreciation of investments for federal tax purposes was $23,692,208. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,475,105 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,782,897.

At October 31, 2005, the Fund had a capital loss carryforward of $(424,057,437) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ (31,243,882)
2009	$(294,478,872)
2010	$ (76,646,626)
2011	$ (21,688,057)

The Fund used capital loss carryforwards of $15,191,185 to offset taxable gains realized during the year ended October 31, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. (FGIMC), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. FGIMC may voluntarily choose to waive any portion of its fee. FGIMC can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $2,405 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended October 31, 2005, FSC retained $360,777 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2005, FSC retained $19,500 in sales charges from the sale of Class A Shares. FSC also retained $232 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended October 31, 2005, FSSC did not retain any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2005, the Fund's expenses were reduced by $18,475 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2005, were as follows:

Purchases	$299,373,461
Sales	$377,041,168

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED LARGE CAP GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Large Cap Growth Fund (the "Fund"), a portfolio of Federated Equity Funds, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 20, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies On Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Large Cap Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

G02516-01 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

5TH ANNUAL SHAREHOLDER REPORT

October 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,								Period Ended
	2005		2004		2003		2002		10/31/2001	1
Net Asset Value, Beginning of Period	$13.48		$12.32		$10.77		$11.14		$10.00
Income From Investment Operations:
Net investment income	0.20		0.24	2	0.44		0.39	3	0.42
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.31		1.26		1.57		(0.30	)3	1.13
TOTAL FROM INVESTMENT OPERATIONS	0.51		1.50		2.01		0.09		1.55
Less Distributions:
Distributions from net investment income	(0.32)		(0.34)		(0.40)		(0.42)		(0.41)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.19)		--		(0.06)		(0.04)		--
TOTAL DISTRIBUTIONS	(0.51)		(0.34)		(0.46)		(0.46)		(0.41)
Net Asset Value, End of Period	$13.48		$13.48		$12.32		$10.77		$11.14
Total Return4	3.89%		12.29%		19.09%		0.56%		15.67%

Ratios to Average Net Assets:
Net expenses	1.24	%5	1.23	%5	1.29	%5	1.31	%5	1.28	%6
Net investment income	1.64%		1.83%		3.90%		3.90	%3	4.63	%6
Expense waiver/reimbursement7	0.01%		0.01%		0.00	%8	0.00	%8	0.99	%6
Supplemental Data:
Net assets, end of period (000 omitted)	$1,377,618		$997,231		$480,376		$189,611		$36,774
Portfolio turnover	61%		85%		115%		105%		60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.75% to 3.90%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.24%, 1.23%, 1.28% and 1.31% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,								Period Ended
	2005		2004		2003		2002		10/31/2001	1
Net Asset Value, Beginning of Period	$13.42		$12.27		$10.74		$11.12		$10.00
Income From Investment Operations:
Net investment income	0.10		0.14	2	0.34		0.35	3	0.38
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.31		1.25		1.57		(0.35	)3	1.10
TOTAL FROM INVESTMENT OPERATIONS	0.41		1.39		1.91		0.00		1.48
Less Distributions:
Distributions from net investment income	(0.22)		(0.24)		(0.32)		(0.34)		(0.36)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.19)		--		(0.06)		(0.04)		--
TOTAL DISTRIBUTIONS	(0.41)		(0.24)		(0.38)		(0.38)		(0.36)
Net Asset Value, End of Period	$13.42		$13.42		$12.27		$10.74		$11.12
Total Return4	3.15%		11.46%		18.16%		(0.19)%		15.00%

Ratios to Average Net Assets:
Net expenses	1.99	%5	1.98	%5	2.04	%5	2.06	%5	2.03	%6
Net investment income	0.89%		1.08%		3.14%		3.30	%3	3.81	%6
Expense waiver/reimbursement7	0.00	%8	0.01%		0.00	%8	0.00	%8	0.99	%6
Supplemental Data:
Net assets, end of period (000 omitted)	$459,181		$391,890		$248,695		$115,531		$33,481
Portfolio turnover	61%		85%		115%		105%		60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.16% to 3.30%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.99%, 1.98%, 2.03% and 2.06% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,								Period Ended
	2005		2004		2003		2002		10/31/2001	1
Net Asset Value, Beginning of Period	$13.40		$12.25		$10.73		$11.11		$10.00
Income From Investment Operations:
Net investment income	0.12		0.14	2	0.32		0.36	3	0.37
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.29		1.26		1.58		(0.36	)3	1.10
TOTAL FROM INVESTMENT OPERATIONS	0.41		1.40		1.90		0.00		1.47
Less Distributions:
Distributions from net investment income	(0.23)		(0.25)		(0.32)		(0.34)		(0.36)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.19)		--		(0.06)		(0.04)		--
TOTAL DISTRIBUTIONS	(0.42)		(0.25)		(0.38)		(0.38)		(0.36)
Net Asset Value, End of Period	$13.39		$13.40		$12.25		$10.73		$11.11
Total Return4	3.10%		11.54%		18.11%		(0.20)%		14.90%

Ratios to Average Net Assets:
Net expenses	1.99	%5	1.98	%5	2.04	%5	2.06	%5	2.03	%6
Net investment income	0.89%		1.07%		3.04%		3.29	%3	3.80	%6
Expense waiver/reimbursement7	0.00	%8	0.01%		0.00	%8	0.00	%8	0.99	%6
Supplemental Data:
Net assets, end of period (000 omitted)	$879,348		$554,661		$189,539		$56,586		$17,845
Portfolio turnover	61%		85%		115%		105%		60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.15% to 3.29%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.99%, 1.99%, 2.03% and 2.06% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period1
Actual:
Class A Shares	$1,000	$1,035.00	$ 6.51
Class B Shares	$1,000	$1,031.40	$10.34
Class C Shares	$1,000	$1,031.50	$10.34
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$ 6.46
Class B Shares	$1,000	$1,015.02	$10.26
Class C Shares	$1,000	$1,015.02	$10.26

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.27%
Class B Shares	2.02%
Class C Shares	2.02%

Management Discussion of Fund Performance

The fund's total return, based on net asset value, for the fiscal year ended October 31, 2005 was 3.89% for Class A Shares, 3.15% for Class B Shares, and 3.10% for Class C Shares. The total return for the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index was 9.30% for the same period.1 The fund's total return for the fiscal year reflected actual cash flows, transaction costs, and other expenses which were not reflected in the total return of the Index. The Lipper Flexible Fund average return for the period was 8.23%.2

MARKET OVERVIEW

The U.S. stock market produced almost its entire gain over the reporting period in the last two months of 2004. The U.S. dollar continued its declining trend in the last two months of 2004 but reversed and moved sharply higher through the first ten months of 2005.

FUND PERFORMANCE

The fund's strategy is an unconventional one that includes holding cash and using put options to emphasize capital preservation when valuations and market risks seem high. This will cause the fund's returns to lag those of market benchmarks and peers during periods of rising stock prices. In addition, the fund tends to have substantial non-U.S. investments that are generally not hedged against changes in currency values. Periods of rising values of the U.S. dollar in foreign exchange markets will cause currency losses on the fund's non-U.S. investments as foreign market prices become worth less when converted into (more expensive) U.S. dollars.

1 The 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. Merrill Lynch 91 Day Treasury Bill Index measures the return on U.S. Treasury Bills maturing in 90 days. Indexes are unmanaged. Individuals cannot invest in an index.

2 Lipper figures represent the average of the total returns by all of the mutual designated by Lipper, Inc. as falling into the category indicated. Figures do not reflect sales charges.

Both of these market conditions occurred during the fund's latest fiscal year. First, the U.S. stock market rose sharply in the last two months of 2004, and the fund's put options on the U.S. market fell sharply in price. The fund also had large holdings of cash equivalents and short-term government bonds, which resulted in lagging returns in a sharply rising stock market. The fund later offset most of the losses on put options with gains on put options so far in 2005. Second, the U.S. dollar has rebounded sharply in 2005, resulting in currency losses on the fund's non-U.S. holdings. For example, the Japanese yen declined 13% and the Swedish krona fell 20% in 2005 through October. These currency declines reduced the value of the fund's investments in Japanese equities and Japanese and Swedish government instruments. The Canadian dollar held its value much better, as it gained a bit more than 1% against the U.S. dollar so far in 2005.

Among individual holdings, energy stocks contributed the most to the fund's return, led by Husky Energy, Petro-Canada, Statoil, OMV, and Santos. Gold stocks, particularly Placer Dome and AngloGold Ashanti, had the next best contribution. Japanese stocks, particularly Kirin Brewery, Takeda Pharmaceutical, and NTT Urban Development, were next. Put options on Dell Computer and Best Buy also made significant positive contributions. Aside from losses on foreign currency and put options, the fund was negatively impacted by Daiichi Sankyo stock and put options on SanDisk.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class A Shares) (the "Fund") from December 4, 2000 (start of performance) to October 31, 2005, compared to the Russell Mid-Cap Value Index (RMCV)2,3, the Russell 3000 Value Index (R3000V)2,3 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB)2.

Average Annual Total Return4 for the Period Ended 10/31/2005
1 Year	(1.79)%
Start of Performance (12/4/2000)	9.01%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCV, the R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The RMCV, the R3000V and the 70%RMCV/30%ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 The Fund's Adviser has elected to change the benchmark index from the RMCV to the R3000V because the R3000V is more reflective of the securities in which the Fund invests.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class B Shares) (the "Fund") from December 4, 2000 (start of performance) to October 31, 2005, compared to the Russell Mid-Cap Value Index (RMCV)2,3, the Russell 3000 Value Index (R3000V)2,3 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Return4 for the Period Ended 10/31/2005
1 Year	(2.35)%
Start of Performance (12/4/2000)	9.19%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCV, the R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The RMCV, the R3000V and the 70%R3000V/30%ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 The Fund's Adviser has elected to change the benchmark index from the RMCV to the R3000V because the R3000V is more reflective of the securities in which the Fund invests.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class C Shares) (the "Fund") from December 4, 2000 (start of performance) to October 31, 2005, compared to the Russell Mid-Cap Value Index (RMCV)2,3, the Russell 3000 Value Index (R3000V)2,3 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB)2.

Average Annual Total Return4 for the Period Ended 10/31/2005
1 Year	1.04%
Start of Performance (12/4/2000)	9.23%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCV, the R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The RMCV, the R3000V and the 70%R3000V/30%ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 The Fund's Adviser has elected to change the benchmark index from the RMCV to the R3000V because the R3000V is more reflective of the securities in which the Fund invests.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2005, the Fund's portfolio composition1 by asset class was as follows:

Percentage of Total Net Assets
U.S. Fixed Income Securities	44.7%
International Fixed-Income Securities	13.5%
International Equity Securities2	12.7%
U.S. Equity Securities2	2.9%
Options	1.4%
Cash Equivalents3	23.8%
Other Assets and Liabilities4--Net	1.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Equity securities include securities convertible into equity securities.

3 Cash Equivalents includes investments in money market mutual funds and/or overnight repurchase agreements.

4 See Statement of Asset and Liabilities.

Portfolio of Investments

October 31, 2005

Shares			Value
		COMMON STOCKS--13.1%
		Beverages--1.0%
2,397,000		Kirin Brewery Co. Ltd.	$26,543,515
		Containers & Packaging--0.3%
259,582		Mayr-Melnhof Karton AG, ADR	8,892,916
		Diversified Telecommunication Services--0.4%
3,614,100		Telstra Corp. Ltd.	11,368,882
		Food & Staples Retailing--0.3%
350,800		Boots Group PLC, ADR	7,717,600
		Leisure Equipment & Products--0.3%
252,900		Fuji Photo Film Co., ADR	8,105,445
		Metals & Mining--2.7%
420,500		Anglo American PLC	12,422,432
834,800		Harmony Gold Mining Co. Ltd., ADR	8,723,660
233,600		Newmont Mining Corp.	9,951,360
2,068,100		Placer Dome, Inc.	41,258,595
		TOTAL	72,356,047
		Oil & Gas--1.8%
137,400		OMV AG, ADR	7,405,681
360,400		Petro-Canada	12,559,533
329,600		Royal Dutch Shell PLC, Class A, ADR	20,448,384
240,700		Santos Ltd., ADR	7,878,111
		TOTAL	48,291,709
		Pharmaceuticals--4.9%
1,182,500		Astellas Pharma, Inc.	42,283,437
2,423,600		Daiichi Sankyo Co. Ltd.	43,929,181
279,400		Ono Pharmaceutical Co. Ltd.	12,450,540
516,000		Taisho Pharmaceutical Co.	9,268,523
280,400		Takeda Pharmaceutical Co. Ltd.	15,418,565
1,028,000		Tanabe Seiyaku Co. Ltd.	9,910,355
		TOTAL	133,260,601
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Real Estate--1.4%
6,188,600		Investa Property Group	$9,035,977
5,139,700		Mirvac Group	14,712,368
2,500		NTT Urban Development	14,560,605
		TOTAL	38,308,950
		TOTAL COMMON STOCKS (IDENTIFIED COST $300,536,385)	354,845,665
		CORPORATE BONDS--0.6%
		Healthcare Providers & Services--0.6%
$18,500,000		Tenet Healthcare Corp., 6.50%, 6/1/2012 (IDENTIFIED COST $16,596,250)	16,187,500
		GOVERNMENTS/AGENCIES--13.9%
27,630,000		Bundesobligation, 3.25%, 4/9/2010	33,551,928
29,600,000		Bundesschatzanweisungen, Note, 2.50%, 3/23/2007	35,420,914
1,180,000,000		European Investment Bank, 2.125%, 9/20/2007	10,522,790
4,600,000,000		Japan, Government of, 1/20/2006	39,515,159
3,250,000,000		Japan, Government of, Bond,.10%, 10/20/2006	27,920,350
3,250,000,000		Japan, Government of, Bond,.10%, 12/20/2006	27,910,747
467,500,000		Sweden, Government of, 9/20/2006	57,739,432
240,000,000		Sweden, Government of, Bond, 4.00%, 12/1/2009	31,538,052
301,000,000		Sweden, Government of, Bond, 5.00%, 1/28/2009	40,521,673
18,850,000		U.K. Treasury, Bond, 4.75%, 6/7/2010	33,944,360
21,800,000		U.K. Treasury, Gilt, 4.50%, 3/7/2007	38,721,034
		TOTAL GOVERNMENT/AGENCIES (IDENTIFIED COST $401,927,891)	377,306,439
		PREFERRED STOCKS--2.5%
		Metals & Mining--2.6%
734,272	2	Morgan Stanley & Co., Inc., PERCS	29,969,312
508,000	2	Morgan Stanley & Co., Inc., PERCS	12,209,780
1,585,000	2	Morgan Stanley & Co., Inc., PERCS	27,238,225
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $62,498,999)	69,417,317
		U.S. TREASURY--43.7%
60,000,000		United States Treasury Note, 1.50%, 3/31/2006	59,360,154
60,000,000		United States Treasury Note, 1.875%, 11/30/2005	59,906,250
65,000,000		United States Treasury Note, 1.875%, 12/31/2005	64,774,021
Principal Amount or Shares			Value
		U.S. TREASURY--continued
$60,000,000		United States Treasury Note, 2.25%, 4/30/2006	$59,423,436
60,000,000		United States Treasury Note, 2.375%, 8/15/2006	59,098,398
40,000,000		United States Treasury Note, 2.50%, 5/31/2006	39,606,248
65,000,000		United States Treasury Note, 2.75%, 6/30/2006	64,355,356
55,500,000		United States Treasury Note, 3.00%, 11/15/2007	54,019,260
65,000,000		United States Treasury Note, 3.00%, 12/31/2006	63,973,774
57,000,000		United States Treasury Note, 3.375%, 2/15/2008	55,726,723
75,000,000		United States Treasury Note, 3.50%, 5/31/2007	73,995,938
56,200,000		United States Treasury Note, 3.625%, 1/15/2010	54,394,137
75,000,000		United States Treasury Note, 3.625%, 4/30/2007	74,163,555
59,000,000		United States Treasury Note, 4.00%, 2/15/2015	56,422,703
57,000,000		United States Treasury Note, 4.00%, 3/15/2010	55,956,968
80,000,000		United States Treasury Note, 4.00%, 9/30/2007	79,431,536
80,000,000		United States Treasury Note, 4.125%, 8/15/2008	79,412,496
80,000,000		United States Treasury Note, 4.25%, 10/31/2007	79,793,752
55,500,000		United States Treasury Note, 4.25%, 11/15/2014	54,148,236
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,194,793,968)	1,187,962,941
		PURCHASE PUT OPTIONS--1.4%
		Communications Equipment--0.2%
6,000	1	Qualcomm, Inc., Expiration Date 1/16/2006	5,880,000
		Computers & Peripherals--0.1%
5,500	1	Apple Computer, Inc., Expiration Date 1/21/2006	2,365,000
6,000	1	Sandisk Corp., Expiration Date 1/21/2006	1,650,000
		TOTAL	4,015,000
		Internet & Catalog Retail--0.3%
5,500	1	Amazon.com, Inc., Expiration Date 1/24/2006	8,305,000
		Internet Software & Services--0.1%
800	1	Google Inc., Expiration Date 1/21/2006	1,368,000
		Semiconductor Equipment & Products--0.5%
5,000	1	KLA-Tencor Corp., Expiration Date 12/16/2005	4,400,000
12,000	1	National Semiconductor Corp., Expiration Date 1/21/2006	6,120,000
10,000	1	Texas Instruments, Inc., Expiration Date 1/23/2006	2,450,000
		TOTAL	12,970,000
Shares or Principal Amount			Value
		PURCHASE PUT OPTIONS--continued
		Specialty Retail--0.1%
4,000	1	Best Buy Co., Inc., 1/23/2006, Expiration Date 1/21/2006	$3,960,000
		TOTAL PURCHASE PUT OPTIONS (IDENTIFIED COST $39,228,922)	36,498,000
		REPURCHASE AGREEMENTS--23.8%
$146,053,000		Interest in $3,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,500,392,778 on 11/1/2005. The market value of the underlying security at the end of the period was $3,570,000,001.	146,053,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005, under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 9/29/2025 for $1,500,168,333 on 11/1/2005. The market value of the underlying securities at the end of the period was $1,530,172,587.	500,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	646,053,000
		TOTAL INVESTMENTS--99.0% (IDENTIFIED COST $2,661,635,415)3	2,688,270,862
		OTHER ASSETS AND LIABILITIES - NET--1.0%	27,875,838
		TOTAL NET ASSETS--100%	$2,716,146,700

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $69,417,317 which represents 2.6% of total net assets.

3 The cost of investments for federal tax purposes amounts to $2,660,686,114.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005

Assets:
Investments in securities	$2,042,217,862
Investments in repurchase agreements	646,053,000
Total investments in securities, (identified cost $2,661,635,415)		$2,688,270,862
Cash		11,575
Cash denominated in foreign currencies (identified cost $5,567,610)		5,466,050
Income receivable		15,020,993
Receivable for shares sold		14,103,679
TOTAL ASSETS		2,722,873,159
Liabilities:
Payable for shares redeemed	4,424,620
Payable for transfer and dividend disbursing agent fees and expenses	684,709
Payable for distribution services fee (Note 5)	844,797
Payable for shareholder services fee (Note 5)	571,308
Accrued expenses	201,025
TOTAL LIABILITIES		6,726,459
Net assets for 202,026,673 shares outstanding		$2,716,146,700
Net Assets Consist of:
Paid-in capital		$2,524,282,977
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		26,331,761
Accumulated net realized gain on investments, options and foreign currency transactions		163,640,165
Undistributed net investment income		1,891,797
TOTAL NET ASSETS		$2,716,146,700
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,377,617,546 ÷ 102,159,481 shares outstanding), no par value, unlimited shares authorized		$13.48
Offering price per share (100/94.50 of $13.48)1		$14.26
Redemption proceeds per share		$13.48
Class B Shares:
Net asset value per share ($459,181,328 ÷ 34,212,579 shares outstanding), no par value, unlimited shares authorized		$13.42
Offering price per share		$13.42
Redemption proceeds per share (94.50/100 of $13.42)1		$12.68
Class C Shares:
Net asset value per share ($879,347,826 ÷ 65,654,613 shares outstanding), no par value, unlimited shares authorized		$13.39
Offering price per share (100/99.00 of $13.39)1		$13.53
Redemption proceeds per share (99.00/100 of $13.39)1		$13.26

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2005

Investment Income:
Dividends (including $461,331 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,183,409)			$16,428,587
Interest			51,564,328
TOTAL INCOME			67,992,915
Expenses:
Investment adviser fee (Note 5)		$17,676,620
Administrative personnel and services fee (Note 5)		1,887,888
Custodian fees		276,959
Transfer and dividend disbursing agent fees and expenses		2,909,689
Directors'/Trustees' fees		19,314
Auditing fees		42,258
Legal fees		8,438
Portfolio accounting fees		215,653
Distribution services fee--Class B Shares (Note 5)		3,243,574
Distribution services fee--Class C Shares (Note 5)		5,451,099
Shareholder services fee--Class A Shares (Note 5)		2,973,700
Shareholder services fee--Class B Shares (Note 5)		1,081,191
Shareholder services fee--Class C Shares (Note 5)		1,816,393
Share registration costs		183,825
Printing and postage		238,989
Insurance premiums		19,932
Miscellaneous		9,677
TOTAL EXPENSES		38,055,199
Waivers, Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(2,048)
Waiver of administrative personnel and services fee (Note 5)	(91,944)
Reimbursement of shareholder services fee--Class A Shares	(44,225)
Fees paid indirectly from directed brokerage arrangements	(17,603)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(155,820)
Net expenses			37,899,379
Net investment income			30,093,536
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $2,969,394 on sales of investments in affiliated issuers) (Note 5)			162,740,379
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(101,787,161)
Net realized and unrealized gain on investments, options and foreign currency transactions			60,953,218
Change in net assets resulting from operations			$91,046,754

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,093,536	$20,493,511
Net realized gain on investments, options and foreign currency transactions	162,740,379	58,511,444
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(101,787,161)	73,503,123
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	91,046,754	152,508,078
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(27,869,225)	(18,097,240)
Class B Shares	(7,160,148)	(5,759,543)
Class C Shares	(11,675,931)	(6,502,821)
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(13,822,945)	--
Class B Shares	(5,496,489)	--
Class C Shares	(7,925,043)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(73,949,781)	(30,359,604)
Share Transactions:
Proceeds from sale of shares	1,264,081,387	1,158,412,999
Net asset value of shares issued to shareholders in payment of distributions declared	58,793,620	24,661,580
Cost of shares redeemed	(567,608,024)	(280,050,314)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	755,266,983	903,024,265
Change in net assets	772,363,956	1,025,172,739
Net Assets:
Beginning of period	1,943,782,744	918,610,005
End of period (including undistributed net investment income of $1,891,797 and $18,610,223, respectively)	$2,716,146,700	$1,943,782,744

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares; Class B Shares; and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide moderate capital appreciation and high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended October 31, 2005, the Fund had no realized gain/loss on written options.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At October 31, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	53,895,455	$712,296,668	49,190,394	$636,690,852
Shares issued to shareholders in payment of distributions declared	2,604,349	34,355,446	1,192,468	15,426,228
Shares redeemed	(28,338,514)	(375,315,081)	(15,379,856)	(197,952,246)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	28,161,290	$371,337,033	35,003,006	$454,164,834

Year Ended October 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	10,099,974	$132,791,459	12,390,247	$159,360,310
Shares issued to shareholders in payment of distributions declared	778,261	10,208,955	354,646	4,566,715
Shares redeemed	(5,868,696)	(77,317,103)	(3,812,936)	(48,920,042)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	5,009,539	$65,683,311	8,931,957	$115,006,983

Year Ended October 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	31,910,917	$418,993,260	28,158,850	$362,361,837
Shares issued to shareholders in payment of distributions declared	1,086,077	14,229,219	362,878	4,668,637
Shares redeemed	(8,749,614)	(114,975,840)	(2,583,489)	(33,178,026)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	24,247,380	$318,246,639	25,938,239	$333,852,448
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	57,418,209	$755,266,983	69,873,202	$903,024,265

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, dividends earned on REIT's and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gains (Losses)
$(106,658)	$106,658

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income1	$46,705,304	$30,359,604
Long-term capital gains	$27,244,477	$--

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$43,220,108
Undistributed long-term capital gain	$121,362,553
Net unrealized appreciation/depreciation	$27,584,748

At October 31, 2005, the cost of investments for federal tax purposes was $2,660,686,114. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $27,584,748. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $76,379,299 and net unrealized depreciation from investments for those securities having an excess of cost over value of $48,794,551.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due to differing treatments for discount accretion/premium amortization on debt securities and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the Adviser voluntarily waived $2,048 of its fee.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and totaled $461,331 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended October 31, 2005, FSC retained $2,898,934 of fees paid by the Fund.

For the year ended October 31, 2005, Class A Shares did not incur a distribution services fee.

Sales Charges

For the year ended October 31, 2005, FSC retained $933,623 in sales charges from the sale of Class A Shares. FSC also retained $11,900 of contingent deferred sales charges relating to redemptions of Class A Shares and $81,799 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended October 31, 2005, FSSC did not retain any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2005, the Fund's expenses were reduced by $17,603 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2005, were as follows:

Purchases	$735,900,389
Sales	$881,104,683

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2005, the amount of long-term capital gains designated by the Fund was $27,244,477.

For the fiscal year ended October 31, 2005, 45.6% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2005, 12.0% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED MARKET OPPORTUNITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Market Opportunity Fund (the "Fund"), a portfolio of Federated Equity Funds, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and from December 4, 2000 (start of performance) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 20, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contracts. The Board's decision to approve the contract these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

26852 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund

Established 1984

A Portfolio of Federated Equity Funds

21ST ANNUAL SHAREHOLDER REPORT

October 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$27.44		$25.14		$19.02		$23.34		$40.66
Income From Investment Operations:
Net investment income (loss)	(0.10	) [1]	(0.21	) [1]	(0.18	) [1]	(0.13	) [1]	(0.15	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.51		2.51		6.30		(4.19)		(14.48)
TOTAL FROM INVESTMENT OPERATIONS	4.41		2.30		6.12		(4.32)		(14.63)
Less Distributions:
Distributions from net realized gain on investments	--		--		--		--		(2.69)
Net Asset Value, End of Period	$31.85		$27.44		$25.14		$19.02		$23.34
Total Return [2]	16.07	% [3]	9.15	% [4]	32.18%		(18.51)%		(38.31)%

Ratios to Average Net Assets:
Net expenses [5]	1.21	% [6]	1.32	% [6]	1.39	% [6]	1.34	% [6]	1.27%
Net investment income (loss)	(0.32)%		(0.81)%		(0.86)%		(0.56)%		(0.51)%
Expense waiver/reimbursement [7]	0.06%		0.00	% [8]	--		--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$537,322		$486,643		$504,998		$439,072		$665,021
Portfolio turnover	139%		144%		181%		207%		211%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.07% on the total return. See Notes to Financial Statements (Note 5).

4 During the period, the Fund was reimbursed by the adviser, which had an impact of 0.04% on total return. See Notes to Financial Statements (Note 5).

5 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee will be reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.19%, 1.31%, 1.36% and 1.32% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$25.31		$23.36		$17.80		$22.02		$38.79
Income From Investment Operations:
Net investment income (loss)	(0.32	) [1]	(0.38	) [1]	(0.31	) [1]	(0.28	) [1]	(0.35	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.14		2.33		5.87		(3.94)		(13.73)
TOTAL FROM INVESTMENT OPERATIONS	3.82		1.95		5.56		(4.22)		(14.08)
Less Distributions:
Distributions from net realized gain on investments	--		--		--		--		(2.69)
Net Asset Value, End of Period	$29.13		$25.31		$23.36		$17.80		$22.02
Total Return [2]	15.09%		8.35	% [3]	31.24%		(19.16)%		(38.77)%

Ratios to Average Net Assets:
Net expenses [4]	2.04	% [5]	2.07	% [5]	2.14	% [5]	2.09	% [5]	2.02%
Net investment income (loss)	(1.13)%		(1.56)%		(1.61)%		(1.31)%		(1.26)%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	--		--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$129,155		$144,819		$162,097		$147,013		$237,630
Portfolio turnover	139%		144%		181%		207%		211%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the adviser, which had an impact of 0.09% on total return. See Notes to Financial Statements (Note 5).

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee will be reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.02%, 2.06%, 2.11% and 2.07% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$25.56		$23.59		$17.98		$22.23		$39.14
Income From Investment Operations:
Net investment income (loss)	(0.33	) [1]	(0.39	) [1]	(0.31	) [1]	(0.28	) [1]	(0.35	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.18		2.36		5.92		(3.97)		(13.87)
TOTAL FROM INVESTMENT OPERATIONS	3.85		1.97		5.61		(4.25)		(14.22)
Less Distributions:
Distributions from net realized gain on investments	--		--		--		--		(2.69)
Net Asset Value, End of Period	$29.41		$25.56		$23.59		$17.98		$22.23
Total Return [2]	15.06%		8.35	% [3]	31.20%		(19.12)%		(38.78)%

Ratios to Average Net Assets:
Net expenses [4]	2.04	% [5]	2.07	% [5]	2.14	% [5]	2.09	% [5]	2.02%
Net investment income (loss)	(1.13)%		(1.56)%		(1.61)%		(1.31)%		(1.26)%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	--		--		0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$30,903		$33,015		$35,472		$30,194		$46,173
Portfolio turnover	139%		144%		181%		207%		211%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the adviser, which had an impact of 0.08% on total return. See Notes to Financial Statements (Note 5).

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee will be reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.02%, 2.06%, 2.11% and 2.07% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,111.30	$ 6.01
Class B Shares	$1,000	$1,107.20	$10.68
Class C Shares	$1,000	$1,106.90	$10.67
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.51	$ 5.75
Class B Shares	$1,000	$1,015.07	$10.21
Class C Shares	$1,000	$1,015.07	$10.21

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.13%
Class B Shares	2.01%
Class C Shares	2.01%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the fiscal year ended October 31, 2005 was 16.07% for Class A Shares, 15.09% for Class B Shares, and 15.06% for Class C Shares. The total return of the Russell Midcap Growth Index ("RMG Index") was 15.91% for the same period. 1 The fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the RMG Index.

The following discussion will focus on the performance of the fund's Class A Shares.

MARKET OVERVIEW

Mid cap growth stocks, as measured by the RMG Index, were reasonably strong for most of the fund's fiscal year and especially so in the last six months of the fiscal year. Mid cap growth stocks also substantially outperformed both large cap and small cap growth stocks over the fund's twelve month reporting period.

The biggest issue over the past year was the rise in energy prices and the impact it is expected to have on economic growth and inflation.

FUND PERFORMANCE

The fund's performance, compared to the RMG Index, was aided by its overweight in the Telecommunication Services and Energy sectors relative to the RMG Index and stock selection in those sectors. Additionally, the fund's strong returns in its Consumer Discretionary stocks overcame its being underweight in that sector relative to the RMG Index and positively contributed to the fund's performance during the reporting period.

1 The RMG Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index is unmanaged. Investments cannot be made in an index.

Individual stocks contributing to the fund's performance cut across a variety of sectors and included: Joy Global (averaged 1.1% of net assets), a leading manufacturer of coal mining equipment, which gained 106% during the reporting period; NII Holdings (1.0% of net assets), a U.S.-based provider of wireless telecommunication services to Latin and South American markets, which rose 97% during the reporting period; and Peabody Energy (0.7% of net assets), a miner of predominantly low sulfur coal, which gained 147% during the reporting period.

The fund's relative performance was hurt by the fund's stock selection in Information Technology and Materials, as well as its modest holding of cash. Specific fund holdings that detracted from performance included: RSA Security (averaged 0.4% of net assets), a provider of security systems for information networks; Elan (0.4% of net assets), an Irish pharmaceuticals manufacturer; and AK Steel (0.3% of net assets), a maker of flat rolled carbon steel.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Mid Cap Growth Strategies Fund (Class A Shares) (the "Fund") from October 31, 1995 to October 31, 2005, compared to the Russell Midcap Growth Index (RMCGI), 2 and the Lipper Mid-Cap Growth Fund Average (LMCGFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2005
1 Year	9.68%
5 Years	(4.47)%
10 Years	9.24%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RMCGI is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Mid Cap Growth Strategies Fund (Class B Shares) (the "Fund") from October 31, 1995 to October 31, 2005, compared to the Russell Midcap Growth Index (RMCGI), 2 and the Lipper Mid-Cap Growth Fund Average (LMCGFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2005
1 Year	9.59%
5 Years	(4.48)%
10 Years	9.18%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RMCGI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total return quoted reflects all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Mid Cap Growth Strategies Fund (Class C Shares) (the "Fund") from October 31, 1995 to October 31, 2005, compared to the Russell Midcap Growth Index (RMCGI), 2 and the Lipper Mid-Cap Growth Fund Average (LMCGFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2005
1 Year	12.91%
5 Years	(4.32)%
10 Years	8.97%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%, and the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RMCGI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Healthcare	18.8%
Information Technology	18.5%
Consumer Discretionary	14.4%
Industrials	12.5%
Energy	10.3%
Financials	9.1%
Telecommunication Services	4.4%
Materials	3.7%
Consumer Staples	2.6%
Utilities	1.6%
Securities Lending Collateral [2]	17.2%
Cash Equivalents [3]	4.0%
Other Assets and Liabilities--Net [4]	(17.1)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market funds.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements, other than those representing securities lending collateral.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2005

Shares			Value
		COMMON STOCKS--95.9%
		Consumer Discretionary--14.4%
180,600	[1,2]	Advance Auto Parts, Inc.	$6,772,500
74,400		Boyd Gaming Corp.	3,069,000
154,200	[1,2]	Chicos Fas, Inc.	6,097,068
147,800	[2]	Choice Hotels International, Inc.	4,890,702
127,400	[1]	Coach, Inc.	4,099,732
88,733		D. R. Horton, Inc.	2,723,216
59,100	[1,2]	Getty Images, Inc.	4,905,891
81,900	[2]	Harrah's Entertainment, Inc.	4,953,312
161,400		Hilton Hotels Corp.	3,139,230
43,400	[2]	KB HOME	2,836,190
51,100	[2]	Lennar Corp., Class A	2,840,138
136,200	[2]	MGM Mirage	5,089,794
51,900	[2]	Marriott International, Inc., Class A	3,094,278
3,700	[1,2]	NVR, Inc.	2,536,350
207,800		Nordstrom, Inc.	7,200,270
130,600	[1,2]	O'Reilly Automotive, Inc.	3,682,920
156,000	[1]	Office Depot, Inc.	4,294,680
715,400	[1,2]	Sirius Satellite Radio, Inc.	4,464,096
83,000	[2]	Starwood Hotels & Resorts Worldwide, Inc.	4,849,690
81,100		Station Casinos, Inc.	5,198,510
199,200	[1,2]	Urban Outfitters, Inc.	5,643,336
268,500	[1,2]	XM Satellite Radio Holdings, Inc., Class A	7,740,855
		TOTAL	100,121,758
		Consumer Staples--2.6%
66,800		Brown-Forman Corp., Class B	4,231,112
91,000	[2]	Bunge Ltd.	4,726,540
118,100		Kellogg Co.	5,216,477
45,300	[2]	Reynolds American, Inc.	3,850,500
		TOTAL	18,024,629
Shares			Value
		COMMON STOCKS--continued
		Energy--10.3%
70,400		Baker Hughes, Inc.	$3,869,184
63,300		CONSOL Energy, Inc.	3,854,970
64,200		Cameco Corp.	3,068,760
177,600	[1]	Cheniere Energy, Inc.	6,612,048
136,700		Chesapeake Energy Corp.	4,388,070
105,000	[1,2]	Denbury Resources, Inc.	4,581,150
91,100		ENSCO International, Inc.	4,153,249
53,400	[2]	EOG Resources, Inc.	3,619,452
108,400	[1]	Grant Prideco, Inc.	4,215,676
83,000	[2]	Helmerich & Payne, Inc.	4,598,200
97,500		Noble Energy, Inc.	3,904,875
141,800	[2]	Patterson-UTI Energy, Inc.	4,839,634
52,400		Peabody Energy Corp.	4,095,584
88,949	[1,2]	Quicksilver Resources, Inc.	3,444,995
31,000	[1]	Southwestern Energy Co.	2,248,740
93,600		Tesoro Petroleum Corp.	5,723,640
98,100		XTO Energy, Inc.	4,263,426
		TOTAL	71,481,653
		Financials--9.1%
80,500	[2]	Ace Ltd.	4,194,050
86,800	[1,2]	Affiliated Managers Group	6,661,900
102,300	[1]	CB Richard Ellis Services	4,997,355
89,300		CBL & Associates Properties, Inc.	3,335,355
14,800	[2]	Chicago Mercantile Exchange Holdings, Inc.	5,404,220
67,900	[2]	Chubb Corp.	6,312,663
101,600		HCC Insurance Holdings, Inc.	3,048,000
71,450		Legg Mason, Inc.	7,667,300
46,400		Mercantile Bankshares Corp.	2,615,104
140,900	[2]	Moody's Corp.	7,504,334
90,200		Principal Financial Group	4,476,626
66,700		Regency Centers Corp.	3,713,189
53,600		T. Rowe Price Group, Inc.	3,511,872
		TOTAL	63,441,968
Shares			Value
		COMMON STOCKS--continued
		Healthcare--18.8%
56,600		CIGNA Corp.	$6,558,242
176,100	[1,2]	Caremark Rx, Inc.	9,227,640
95,000	[1,2]	Cerner Corp.	8,022,750
162,300	[1,2]	Covance, Inc.	7,895,895
130,200	[1,2]	Coventry Health Care, Inc.	7,029,498
158,450	[1]	DaVita, Inc.	7,792,571
631,000	[1,2]	Exelixis, Inc.	4,877,630
97,400	[1,2]	Express Scripts, Inc., Class A	7,344,934
89,300	[1]	Genzyme Corp.	6,456,390
139,400	[1]	Gilead Sciences, Inc.	6,586,650
109,400	[1,2]	Henry Schein, Inc.	4,336,616
158,100	[1]	Humana, Inc.	7,018,059
115,700	[1]	LifePoint Hospitals, Inc.	4,523,870
149,700	[2]	McKesson HBOC, Inc.	6,800,871
119,500	[1,2]	Medco Health Solutions, Inc.	6,751,750
192,500	[1,2]	Medimmune, Inc.	6,733,650
249,900	[1,2]	Protein Design Laboratories, Inc.	7,002,198
115,700		Quest Diagnostic, Inc.	5,404,347
67,700	[1,2]	Sierra Health Services, Inc.	5,077,500
120,800		St. Jude Medical, Inc.	5,806,856
		TOTAL	131,247,917
		Industrials--12.5%
143,400	[2]	AMETEK, Inc.	5,840,682
110,200	[2]	Alexander and Baldwin, Inc.	5,393,188
72,400	[1,2]	Alliant Techsystems, Inc.	5,083,928
208,700	[1,2]	Ceradyne, Inc.	8,181,040
79,200		Corporate Executive Board Co.	6,545,088
53,800	[2]	Expeditors International Washington, Inc.	3,264,046
173,600	[2]	GATX Corp.	6,487,432
135,100	[2]	Goodrich (B.F.) Co.	4,873,057
97,600	[2]	Jacobs Engineering Group, Inc.	6,222,000
154,750	[2]	Joy Global, Inc.	7,098,382
70,400		L-3 Communications Holdings, Inc.	5,478,528
128,400		Precision Castparts Corp.	6,081,024
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
112,900		Rockwell Automation, Inc.	$6,000,635
124,500		Rockwell Collins	5,704,590
60,400	[2]	UTI Worldwide, Inc.	5,166,616
		TOTAL	87,420,236
		Information Technology--18.5%
301,500	[1,2]	ADC Telecommunications, Inc.	5,261,175
1,130,300		ARM Holdings PLC, ADR	6,499,225
242,400	[1,2]	ASM Lithography Holding NV	4,115,952
320,800	[1,2]	ATI Technologies, Inc.	4,635,560
371,821	[1]	Activision, Inc.	5,863,622
220,500	[1,2]	Advanced Micro Devices, Inc.	5,120,010
132,400	[1]	Amdocs Ltd.	3,504,628
86,800		Amphenol Corp., Class A	3,469,396
185,000	[1]	Ansys, Inc.	6,893,100
120,800	[1,2]	Anteon International Corp.	5,460,160
129,800	[1]	Autodesk, Inc.	5,857,874
338,900	[1,2]	Cadence Design Systems, Inc.	5,415,622
156,500	[1]	Citrix Systems, Inc.	4,314,705
84,000	[1]	Cognizant Technology Solutions Corp.	3,694,320
169,300	[1,2]	Comverse Technology, Inc.	4,249,430
131,200		Global Payments, Inc.	5,621,920
2,192,100	[1,2]	JDS Uniphase Corp.	4,603,410
116,200	[1,2]	Jabil Circuit, Inc.	3,468,570
126,900	[1,2]	Lam Research Corp.	4,281,606
363,400	[1,2]	MEMC Electronic Materials	6,519,396
94,300	[1,2]	Macromedia, Inc.	4,141,656
192,600	[1]	McAfee, Inc.	5,783,778
114,500	[1]	NCR Corp.	3,460,190
154,700	[1]	NVIDIA Corp.	5,190,185
293,400	[1,2]	Sybase, Inc.	6,528,150
226,700	[1]	aQuantive, Inc.	4,908,055
		TOTAL	128,861,695
Shares			Value
		COMMON STOCKS--continued
		Materials--3.7%
65,500	[2]	Cleveland Cliffs, Inc.	$5,340,870
346,200	[1,2]	Mosaic Co./The	4,569,840
34,000		Phelps Dodge Corp.	4,095,980
91,800		Potash Corp. of Saskatchewan, Inc.	7,556,976
64,200		Vulcan Materials Co.	4,173,000
		TOTAL	25,736,666
		Telecommunication Services--4.4%
329,600	[1,2]	Alamosa Holdings, Inc.	4,878,080
298,100	[1,2]	American Tower Systems Corp.	7,109,685
117,000	[1,2]	NII Holdings, Inc.	9,701,640
299,800	[1]	NeuStar, Inc., Class A	9,173,880
		TOTAL	30,863,285
		Utilities--1.6%
279,300	[1,2]	AES Corp.	4,438,077
64,500		Constellation Energy Group	3,534,600
267,500	[1,2]	Sierra Pacific Resources	3,464,125
		TOTAL	11,436,802
		TOTAL COMMON STOCKS (IDENTIFIED COST $567,806,430)	668,636,609
Principal Amounts			Value
		REPURCHASE AGREEMENT--21.2%
$27,854,000		Interest in $3,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,500,392,778 on 11/1/2005. The market value of the underlying security at the end of the period was $3,570,000,001.	$27,854,000
60,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.04%, dated 10/31/2005 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 11/25/2035 for $2,000,224,444 on 11/1/2005. The market value of the underlying securities at the end of the period was $2,060,002,229 (held as collateral for securities lending).	60,000,000
60,006,000		Interest in $1,000,000,000 joint repurchase agreement 4.04%, dated 10/31/2005 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $1,000,112,222 on 11/1/2005. The market value of the underlying securities at the end of the period was $1,022,185,524 (held as collateral for securities lending).	60,006,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	147,860,000
		TOTAL INVESTMENTS--117.1% (IDENTIFIED COST $715,666,430) [3]	816,496,609
		OTHER ASSETS AND LIABILITIES - NET--(17.1)%	(119,116,702)
		TOTAL NET ASSETS--100%	$697,379,907

1 Non-income producing security.

2 Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.

3 The cost of investments for federal tax purposes amounts to $715,952,215.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005

Assets:
Investments in securities	$668,636,609
Investments in repurchase agreements	147,860,000
Total investments in securities, at value including $118,525,846 of securities loaned (identified cost $715,666,430)		$816,496,609
Cash		3,000
Income receivable		16,896
Receivable for investments sold		12,654,707
Receivable for shares sold		326,009
TOTAL ASSETS		829,497,221
Liabilities:
Payable for investments purchased	10,518,094
Payable for shares redeemed	954,089
Payable for collateral due to broker	120,006,000
Payable for distribution services fee (Note 5)	102,797
Payable for shareholder services fees (Note 5)	139,186
Accrued expenses	397,148
TOTAL LIABILITIES		132,117,314
Net assets for 22,357,894 shares outstanding		$697,379,907
Net Assets Consist of:
Paid-in capital		$747,265,378
Net unrealized appreciation of investments		100,830,179
Accumulated net realized loss on investments		(150,715,650)
TOTAL NET ASSETS		$697,379,907
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($537,322,044 ÷ 16,872,832 shares outstanding) no par value, unlimited shares authorized		$31.85
Offering price per share (100/94.50 of $31.85) [1]		$33.70
Redemption proceeds per share		$31.85
Class B Shares:
Net asset value per share ($129,154,975 ÷ 4,434,381 shares outstanding) no par value, unlimited shares authorized		$29.13
Offering price per share		$29.13
Redemption proceeds per share (94.50/100 of $29.13) [1]		$27.53
Class C Shares:
Net asset value per share ($30,902,888 ÷ 1,050,681 shares outstanding) no par value, unlimited shares authorized		$29.41
Offering price per share (100/99.00 of $29.41) [1]		$29.71
Redemption proceeds per share (99.00/100 of $29.41) [1]		$29.12

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2005

Investment Income:
Dividends (including $8,213 received from affiliated issuers and net of foreign taxes withheld of $17,841)(Note 5)			$5,408,450
Interest			788,532
TOTAL INCOME			6,196,982
Expenses:
Investment adviser fee (Note 5)		$5,289,345
Administrative personnel and services fee (Note 5)		565,036
Custodian fees		35,970
Transfer and dividend disbursing agent fees and expenses		1,109,143
Directors'/Trustees' fees		7,399
Auditing fees		22,922
Legal fees		8,562
Portfolio accounting fees		132,122
Distribution services fee--Class B Shares (Note 5)		1,067,117
Distribution services fee--Class C Shares (Note 5)		248,338
Shareholder services fee--Class A Shares (Note 5)		1,230,025
Shareholder services fee--Class B Shares (Note 5)		355,706
Shareholder services fee--Class C Shares (Note 5)		81,910
Share registration costs		57,269
Printing and postage		97,290
Insurance premiums		12,430
Miscellaneous		2,431
TOTAL EXPENSES		10,323,015
Waivers, Reimbursements and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(210)
Waiver of administrative personnel and services fee	(27,639)
Waiver of shareholder services fee--Class A Shares	(15,509)
Reimbursement of shareholder services fee--Class A Shares	(287,224)
Fees paid indirectly from directed broker arrangement	(126,959)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTIONS		(457,541)
Net expenses			9,865,474
Net investment income (loss)			(3,668,492)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			104,213,423
Net change in unrealized appreciation of investments			1,518,599
Net realized and unrealized gain on investments			105,732,022
Change in net assets resulting from operations			$102,063,530

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,668,492)	$(7,034,129)
Net realized gain on investments	104,213,423	134,858,764
Net increase due to reimbursement from adviser (Note 5)	--	503,345
Net change in unrealized appreciation/depreciation of investments	1,518,599	(69,029,291)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	102,063,530	59,298,689
Share Transactions:
Proceeds from sale of shares	128,563,676	106,449,956
Cost of shares redeemed	(197,715,619)	(203,847,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(69,151,943)	(97,397,568)
Change in net assets	32,911,587	(38,098,879)
Net Assets:
Beginning of period	664,468,320	702,567,199
End of period	$697,379,907	$664,468,320

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$118,525,846	$120,006,000

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,777,043	$116,540,873	3,507,607	$93,515,722
Shares redeemed	(4,638,951)	(142,588,513)	(5,858,385)	(155,762,609)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(861,908)	$(26,047,640)	(2,350,778)	$(62,246,887)

Year Ended October 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	272,622	$7,630,944	275,781	$6,816,893
Shares redeemed	(1,561,164)	(43,884,569)	(1,492,060)	(36,656,605)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,288,542)	$(36,253,625)	(1,216,279)	$(29,839,712)

Year Ended October 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	155,935	$4,391,859	246,102	$6,117,341
Shares redeemed	(397,187)	(11,242,537)	(457,975)	(11,428,310)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(241,252)	$(6,850,678)	(211,873)	$(5,310,969)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,391,702)	$(69,151,943)	(3,778,930)	$(97,397,568)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency and net operating loss.

For the year ended October 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(3,667,978)	$3,668,492	$(514)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$100,544,394
Capital loss carryforward	$(150,429,868)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

At October 31, 2005, the cost of investments for federal tax purposes was $715,952,215. The net unrealized appreciation of investments for federal tax purposes was $100,544,394. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $115,713,582 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,169,188.

At October 31, 2005, the Fund had a capital loss carryforward of $(150,429,868) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

As a result of a tax-free transfer of assets from Riggs Large Cap Growth Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee will be reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $8,213 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended October 31, 2005, FSC retained $26,496 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2005, FSC, the principal distributor, retained $21,539 in sales charges from the sale of Class A Shares. FSC also retained $90 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended October 31, 2005, FSSC voluntarily waived $15,509 of its fee. For the year ended October 31, 2005, FSSC retained $71,340 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 29, 2005, FSSC is reimbursing daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of the shareholder service fee agreement. This reimbursement amounted to $287,224 for the year ended October 31, 2005.

Other

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser contributed $240,315 to the Fund during fiscal year 2004, which relates to a contribution to Paid-in-Capital for detrimental impact to the Fund that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing time.

The Fund's Adviser also voluntarily contributed $263,030 to the Fund during fiscal year 2004, for losses on investments inadvertently sold by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2005, the Fund's expenses were reduced by $126,959 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2005, were as follows:

Purchases	$954,955,899
Sales	$1,041,450,384

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED MID CAP GROWTH STRATEGIES FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mid Cap Growth Strategies Fund (the "Fund"), a portfolio of Federated Equity Funds, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 20, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette has been the Fund's Portfolio Manager since 1994. He is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305

G01228-08 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Technology Fund

Established 1999

A Portfolio of Federated Equity Funds

7TH ANNUAL SHAREHOLDER REPORT

October 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$5.06		$4.96		$3.33		$4.76		$14.64
Income From Investment Operations:
Net investment income (loss)	(0.07)		(0.09	) [1]	(0.06	) [1]	(0.08	) [1]	(0.11	) [1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.21		0.19		1.69		(1.35)		(9.77)
TOTAL FROM INVESTMENT OPERATIONS	0.14		0.10		1.63		(1.43)		(9.88)
Net Asset Value, End of Period	$5.20		$5.06		$4.96		$3.33		$4.76
Total Return [2]	2.77%		2.02	% [3]	48.95%		(30.04)%		(67.49)%

Ratios to Average Net Assets:
Net expenses	2.00	% [4]	2.01	% [4]	2.01	% [4]	2.04	% [4]	1.67%
Net investment income (loss)	(1.24)%		(1.72)%		(1.66)%		(1.68)%		(1.29)%
Expense waiver/reimbursement [5]	0.16%		0.19%		0.35%		0.12%		0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,412		$33,111		$43,274		$29,632		$58,423
Portfolio turnover	71%		78%		96%		174%		224%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return. See Notes to Financial Statements (Note 5).

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.99%, 2.00%, 2.01%, and 2.04% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003, and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$4.87		$4.81		$3.25		$4.68		$14.53
Income From Investment Operations:
Net investment income (loss)	(0.12)		(0.12	) [1]	(0.09	) [1]	(0.11	) [1]	(0.16	) [1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.22		0.18		1.65		(1.32)		(9.69)
TOTAL FROM INVESTMENT OPERATIONS	0.10		0.06		1.56		(1.43)		(9.85)
Net Asset Value, End of Period	$4.97		$4.87		$4.81		$3.25		$4.68
Total Return [2]	2.05%		1.25	% [3]	48.00%		(30.56)%		(67.79)%

Ratios to Average Net Assets:
Net expenses	2.75	% [4]	2.76	% [4]	2.76	% [4]	2.79	% [4]	2.42%
Net investment income (loss)	(1.98)%		(2.47)%		(2.41)%		(2.43)%		(2.04)%
Expense waiver/reimbursement [5]	0.16%		0.19%		0.35%		0.12%		0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,836		$68,981		$84,252		$66,179		$126,320
Portfolio turnover	71%		78%		96%		174%		224%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return. See Notes to Financial Statements (Note 5).

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.74%, 2.75%, 2.76%, and 2.79% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$4.87		$4.81		$3.25		$4.68		$14.52
Income From Investment Operations:
Net investment income (loss)	(0.12)		(0.12	) [1]	(0.09	) [1]	(0.11	) [1]	(0.16	) [1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.22		0.18		1.65		(1.32)		(9.68)
TOTAL FROM INVESTMENT OPERATIONS	0.10		0.06		1.56		(1.43)		(9.84)
Net Asset Value, End of Period	$4.97		$4.87		$4.81		$3.25		$4.68
Total Return [2]	2.05%		1.25	% [3]	48.00%		(30.56)%		(67.77)%

Ratios to Average Net Assets:
Net expenses	2.75	% [4]	2.76	% [4]	2.76	% [4]	2.79	% [4]	2.42%
Net investment income (loss)	(1.97)%		(2.47)%		(2.41)%		(2.43)%		(2.04)%
Expense waiver/reimbursement [5]	0.16%		0.19%		0.35%		0.12%		0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,265		$12,551		$16,096		$13,055		$25,186
Portfolio turnover	71%		78%		96%		174%		224%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return. See Notes to Financial Statements (Note 5).

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.74%, 2.75%, 2.76%, and 2.79% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003, and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,092.40	$10.60
Class B Shares	$1,000	$1,087.50	$14.47
Class C Shares	$1,000	$1,089.90	$14.49
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.07	$10.21
Class B Shares	$1,000	$1,011.34	$13.94
Class C Shares	$1,000	$1,011.34	$13.94

1 Expenses are equal to the Fund's annualized net expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	2.01%
Class B Shares	2.75%
Class C Shares	2.75%

Management's Discussion of Fund Performance

The Federated Technology Fund's total return, based on net asset value, for the fiscal year ended October 31, 2005 was 2.77% for Class A Shares, 2.05% for Class B Shares and 2.05% for Class C Shares. This return trailed the 8.47% average return for the fund's peers in the Lipper Science & Technology Fund 1 category and the 8.96% return for the Merrill Lynch 100 Technology Index 2 (the "Index") for the same period. The fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Index.

MARKET OVERVIEW

Technology stocks, as measured by the Index, performed reasonably well through the first three quarters of the fund's fiscal year before giving some of those gains back in the last two months of the period. Overall, Technology stocks performed basically in line with the S&P 500 Index 3 over the reporting period.

The biggest issue over the past year was the rise in energy prices and the impact it is expected to have on economic growth and inflation.

PERFORMANCE REVIEW

The fund suffered from its larger-cap bias and focus on valuation.

The fund's performance versus the Index was hurt by weak security selection in Semiconductors, Enterprise Hardware, and Internet stocks. The fund also tended to be underweight versus the Index in Semiconductors and Internet - two of the best performing industries in Technology on an absolute basis over the reporting period. The fund benefited from its overweight and good security selection in Software, Semi-cap Equipment, Communications Equipment, and Storage stocks.

1 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

2 The Merrill Lynch 100 Technology Index is an equal dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary receipts (ADRs). The index was developed with a base value of 200 as of January 30, 1998. Indexes are unmanaged and it is not possible to invest directly in an index.

3 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.

The fund maintained an underweight position in Internet stocks due to their high valuation, but still had exposure to market leaders Google , Yahoo , and eBay .. Given the fund's increased focus on enterprise IT spending versus consumer technology, the fund steadily increased its exposure to systems hardware as more attractive opportunities were found. In Semiconductors, the fund maintained an underweight position, as many of the second-tier companies continued to be expensive.

The securities that most positively impacted the fund included Motorola , a leading provider of communications equipment that gained almost 45% over the reporting period; Cymer , a supplier of semiconductor production equipment that gained almost 22% during the reporting period; Cadence Design , a market leader in the electronic design automation software segment that was up over 28% during the reporting period; Adobe Systems , a leading provider of digital media software that was up over 15% in the reporting period; PayChex , a payroll outsourcing provider focused on the Small and Medium Business customers market that was up over 20% during the reporting period; McAfee , a security software provider that was up 24% during the reporting period; and EMC , the leader in enterprise storage that was up 8.5% during the reporting period.

The securities that most negatively impacted the fund included Unisys , an IT service provider; Lexmark , a manufacturer of printers; Celestica , an electronic manufacturing service provider; and Sigmatel , a provider of mixed-signal integrated circuits.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Technology Fund (Class A Shares) (the "Fund") from September 21, 1999 (start of performance) to October 31, 2005, compared to the NASDAQ Composite Index (NCI), 2 Merrill Lynch 100 Technology Index (MLT 100), 2 and the Lipper Science & Technology Funds Average (LSTFA). 2

Average Annual Total Returns [3] for the Periods Ended 10/31/2005
1 Year	(2.80)%
5 Years	(19.61)%
Start of Performance (9/21/1999)	(10.95)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The NCI and the MLT 100 have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 The NCI is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The MLT 100 is an equal dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADRs. The Index was developed with a base value of 200 as of January 30, 1998. The NCI and MLT 100 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LSTFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Technology Fund (Class B Shares) (the "Fund") from September 21, 1999 (start of performance) to October 31, 2005, compared to the NASDAQ Composite Index (NCI), 2 Merrill Lynch 100 Technology Index (MLT 100), 2 and the Lipper Science & Technology Funds Average (LSTFA). 2

Average Annual Total Returns [3] for the Periods Ended 10/31/2005
1 Year	(3.45)%
5 Years	(19.64)%
Start of Performance (9/21/1999)	(10.79)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The NCI and the MLT 100 have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 The NCI is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The MLT 100 is an equal dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADRs. The Index was developed with a base value of 200 as of January 30, 1998. The NCI and MLT 100 are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LSTFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Technology Fund (Class C Shares) (the "Fund") from September 21, 1999 (start of performance) to October 31, 2005, compared to the NASDAQ Composite Index (NCI), 2 Merrill Lynch 100 Technology Index (MLT 100), 2 and the Lipper Science & Technology Funds Average (LSTFA). 2

Average Annual Total Returns [3] for the Periods Ended 10/31/2005
1 Year	0.03%
5 Years	(19.46)%
Start of Performance (9/21/1999)	(10.93)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%, and the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The NCI and the MLT 100 have been adjusted to reflect reinvestment of all dividends on securities in the indexes.

2 The NCI is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The MLT 100 is an equal dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADRs. The Index was developed with a base value of 200 as of January 30, 1998. The NCI and MLT 100 are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission SEC requires to be reflected in the Fund's performance. The LSTFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	87.8%
Health Care	6.8%
Consumer Discretionary	2.2%
Industrials	0.5%
Securities Lending Collateral [2]	8.2%
Cash Equivalents [3]	1.6%
Other Assets and Liabilities-Net [4]	(7.1)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Other Assets and Liabilities-Net and Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market funds.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2005

Shares			Value
		COMMON STOCKS--97.3%
		Consumer Discretionary--2.2%
37,200	[1]	eBay, Inc.	$1,473,120
17,000	[1]	XM Satellite Radio Holdings, Inc., Class A	490,110
		TOTAL	1,963,230
		Health Care--6.8%
10,300	[1]	Cephalon, Inc.	469,577
64,700	[1]	Exelixis, Inc.	500,131
22,100		Medtronic, Inc.	1,252,186
21,300	[2]	Novartis AG, ADR	1,146,366
3,900		Roche Holding AG	582,652
10,900	[2]	Schering AG, ADR	673,511
44,800		Schering Plough Corp.	911,232
12,800		Shire Pharmaceuticals Group PLC, ADR	458,752
		TOTAL	5,994,407
		Industrials--0.5%
33,000	[1]	Global Cash Access LLC	462,660
		Information Technology--87.8%
352,600		ARM Holdings PLC, ADR	2,027,450
28,700	[1,2]	ASM Lithography Holding NV	487,326
32,400	[1,2]	ATI Technologies, Inc.	468,180
40,700	[1,2]	Accenture Ltd.	1,070,817
60,100	[2]	Adobe Systems, Inc.	1,938,225
19,600	[1]	Advanced Micro Devices, Inc.	455,112
46,300		Advantest Corp., ADR	847,290
105,800	[1]	Altera Corp.	1,761,570
77,000	[1,2]	Amdocs Ltd.	2,038,190
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
55,900		Analog Devices, Inc.	$1,944,202
18,900	[1]	Ansys, Inc.	704,214
21,900	[1]	Anteon International Corp.	989,880
91,600		Applied Materials, Inc.	1,500,408
10,800	[1]	Atos SA	742,681
117,100	[1]	Avaya, Inc.	1,348,992
71,900	[1]	Cadence Design Systems, Inc.	1,148,962
50,600	[1,2]	Celestica, Inc.	483,736
80,000	[1,2]	Check Point Software Technologies Ltd.	1,788,800
175,600	[1]	Cisco Systems, Inc.	3,064,220
39,600	[1]	Cognizant Technology Solutions Corp.	1,741,608
40,500	[1,2]	Cognos, Inc.	1,519,965
22,100	[1]	Comverse Technology, Inc.	554,710
34,700	[1]	Corning, Inc.	697,123
94,600	[1]	Dell, Inc.	3,015,848
38,600	[1]	Dolby Laboratories, Class A	621,460
190,400		EMC Corp. Mass	2,657,984
38,800	[1]	Electronics for Imaging, Inc.	974,268
36,700	[1]	Flextronics International Ltd.	340,943
3,200	[1]	Google Inc.	1,190,848
21,000		IBM Corp.	1,719,480
106,900		Intel Corp.	2,512,150
133,100	[1]	JDS Uniphase Corp.	279,510
37,300	[1]	Jabil Circuit, Inc.	1,113,405
53,900	[1,2]	Juniper Networks, Inc.	1,257,487
40,970	[2]	KLA-Tencor Corp.	1,896,501
18,400	[1]	Lexmark International Group, Class A	763,968
62,000		Linear Technology Corp.	2,059,020
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
156,600	[1]	Lucent Technologies, Inc.	$446,310
23,400	[1]	MEMC Electronic Materials	419,796
49,500	[2]	Maxim Integrated Products, Inc.	1,716,660
22,700	[1]	McAfee, Inc.	681,681
73,280		Microsoft Corp.	1,883,296
63,000		Motorola, Inc.	1,396,080
37,500	[1]	NCR Corp.	1,133,250
25,000	[1]	Network Appliance, Inc.	684,000
79,800		Nokia Oyj, Class A, ADR	1,342,236
214,500	[1]	Nortel Networks Corp.	697,125
192,600	[1]	Oracle Corp.	2,442,168
15,000	[1]	Palm, Inc.	385,350
41,800		Paychex, Inc.	1,620,168
10,200	[1]	Research in Motion Ltd.	627,198
34,600		SAP AG, ADR	1,485,724
58,100	[1]	SSA Global Technologies, Inc.	909,265
36,000	[1,2]	Salesforce.com Inc.	899,640
28,500		Scientific-Atlanta, Inc.	1,010,040
27,400	[1]	Semtech Corp.	413,192
29,500	[1,2]	Sigmatel Inc.	401,495
93,282	[1]	Symantec Corp.	2,224,776
19,700		Telefonaktiebolaget LM Ericsson, Class B, ADR	646,357
217,000	[1]	Unisys Corp.	1,108,870
81,000		Xilinx, Inc.	1,939,950
38,900	[1]	Yahoo, Inc.	1,438,133
		TOTAL	77,679,293
		TOTAL COMMON STOCKS (IDENTIFIED COST $76,619,338)	86,099,590
Shares or Principal Amounts			Value
		MUTUAL FUND--8.2%
7,265,724	[3]	Prime Value Obligations Fund, IS Shares (at net asset value) (held as collateral for securities lending)	$7,265,724
		REPURCHASE AGREEMENT--1.6%
$1,444,000		Interest in $3,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,500,392,778 on 11/1/2005. The market value of the underlying security at the end of the period was $3,570,000,001 (AT AMORTIZED COST)	1,444,000
		TOTAL INVESTMENTS-107.1% (IDENTIFIED COST $85,329,062) [4]	94,809,314
		OTHER ASSETS AND LIABILITIES - NET-(7.1)%	(6,296,828)
		TOTAL NET ASSETS-100%	$88,512,486

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $89,687,359.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005

Assets
Total investments in securities, at value including $7,265,724 of investments in affiliated issuers (Note 5) and $7,091,973 of securities loaned (identified cost $85,329,062)		$94,809,314
Cash		370
Income receivable		28,345
Receivable for investments sold		2,187,275
Receivable for shares sold		27,608
TOTAL ASSETS		97,052,912
Liabilities:
Payable for investments purchased	$633,484
Payable for shares redeemed	316,453
Payable for collateral due to broker	7,265,724
Payable for transfer and dividend disbursing agent fees and expenses	246,484
Payable for distribution services fee (Note 5)	45,477
Payable for shareholder services fee (Note 5)	13,165
Accrued expenses	19,639
TOTAL LIABILITIES		8,540,426
Net assets for 17,576,214 shares outstanding		88,512,486
Net Assets Consist of:
Paid-in capital		$840,088,777
Net unrealized appreciation of investments		9,480,252
Accumulated net realized loss on investments and foreign currency transactions		(761,056,543)
TOTAL NET ASSETS		$88,512,486
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($27,412,015 ÷ 5,272,623 shares outstanding), no par value, unlimited shares authorized		$5.20
Offering price per share (100/94.50 of $5.20) [1]		$5.50
Redemption proceeds per share		$5.20
Class B Shares:
Net asset value per share ($51,835,875 ÷ 10,437,682 shares outstanding), no par value, unlimited shares authorized		$4.97
Offering price per share		$4.97
Redemption proceeds per share (94.50/100 of $4.97) [1]		$4.70
Class C Shares:
Net asset value per share ($9,264,596 ÷ 1,865,909 shares outstanding), no par value, unlimited shares authorized		$4.97
Offering price per share (100/99.00 of $4.97) [1]		$5.02
Redemption proceeds per share (99.00/100 of $4.97) [1]		$4.92

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2005

Investment Income:
Dividends (including $2,681 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $24,005)			$711,505
Interest (including $32,036 of income on securities loaned)			49,855
TOTAL INCOME			761,360
Expenses:
Investment adviser fee (Note 5)		$767,361
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		7,324
Transfer and dividend disbursing agent fees and expenses		760,390
Directors'/Trustees' fees		2,562
Auditing fees		20,722
Legal fees		8,221
Portfolio accounting fees		69,721
Distribution services fee--Class A Shares (Note 5)		76,265
Distribution services fee--Class B Shares (Note 5)		456,550
Distribution services fee--Class C Shares (Note 5)		82,017
Shareholder services fee--Class B Shares (Note 5)		152,183
Shareholder services fee--Class C Shares (Note 5)		27,136
Share registration costs		41,148
Printing and postage		41,547
Insurance premiums		8,686
Miscellaneous		2,025
TOTAL EXPENSES		2,753,858
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(124,039)
Waiver of administrative personnel and services fee	(43,978)
Fees paid indirectly from directed brokerage arrangements	(8,955)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(176,972)
Net expenses			2,576,886
Net investment income (loss)			(1,815,526)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions			9,447,315
Net change in unrealized appreciation of investments			(5,034,291)
Net realized and unrealized gain on investments			4,413,024
Change in net assets resulting from operations			$2,597,498

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,815,526)	$(3,004,192)
Net realized gain on investments and foreign currency transactions	9,447,315	22,191,183
Net change in unrealized appreciation/depreciation of investments	(5,034,291)	(17,604,783)
Net increase due to reimbursement from Adviser (Note 5)	--	81,485
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,597,498	1,663,693
Share Transactions:
Proceeds from sale of shares	6,747,940	16,038,701
Cost of shares redeemed	(35,475,057)	(46,682,868)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,727,117)	(30,644,167)
Change in net assets	(26,129,619)	(28,980,474)
Net Assets:
Beginning of period	114,642,105	143,622,579
End of period	$88,512,486	$114,642,105

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Technology Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to achieve capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are accrued and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$7,091,973	$7,265,724

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	948,737	$4,979,046	1,574,488	$8,127,571
Shares redeemed	(2,222,502)	(11,594,611)	(3,755,611)	(19,128,541)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,273,765)	$(6,615,565)	(2,181,123)	$(11,000,970)

Year Ended October 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	233,917	$1,178,080	1,317,560	$6,537,796
Shares redeemed	(3,966,518)	(19,740,413)	(4,669,476)	(22,486,706)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,732,601)	$(18,562,333)	(3,351,916)	$(15,948,910)

Year Ended October 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	117,498	$590,814	273,776	$1,373,334
Shares redeemed	(830,707)	(4,140,033)	(1,043,396)	(5,067,621)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(713,209)	$(3,549,219)	(769,620)	$(3,694,287)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,719,575)	$(28,727,117)	(6,302,659)	$(30,644,167)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, net operating loss and capital loss carryforward on merger.

For the year ended October 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Loss
$(1,799,132)	$1,815,526	$(16,394)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$5,121,955
Capital loss carryforward	$(756,698,244)

At October 31, 2005, the cost of investments for federal tax purposes was $89,687,359. The net unrealized appreciation was $5,121,955. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,929,025 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,807,070.

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.

At October 31, 2005, the Fund had a capital loss carryforward of $(756,698,244) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$(258,731,432)
2009	$(436,150,066)
2010	$ (59,356,831)
2011	$ (2,459,915)

As a result of the tax-free transfer of assets from Federated Large Cap Technology Fund to the Fund certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $8,875,672 to offset taxable gains realized during the year ended October 31, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the Adviser voluntarily waived $124,039 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $2,681 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the net fee paid to FAS was 0.182% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended October 31, 2005, FSC retained $88,187 of fees paid by the Fund.

Sales Charges

For the year ended October 31, 2005, FSC retained $1,018 in sales charges from the sale of Class A Shares. FSC also retained $352 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended October 31, 2005, FSSC did not retain any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2005, the Fund's expenses were reduced by $8,955 under these arrangements.

Other

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser contributed $81,485 to the Fund during fiscal year 2004, which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Fund's closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2005, were as follows:

Purchases	$72,414,537
Sales	$101,951,064

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND THE SHAREHOLDERS OF FEDERATED TECHNOLOGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Technology Fund (the "Fund"), a portfolio of Federated Equity Funds, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche Llp

Boston, Massachusetts
December 20, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Technology Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172818
Cusip 314172792
Cusip 314172784

G02681-04(12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic Value Fund

Established 2005

A Portfolio of Federated Equity Funds

1ST ANNUAL SHAREHOLDER REPORT

October 31, 2005

Institutional Shares
Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout the Period)

Period Ended October 31	2005	1
Net Asset Value, Beginning of Period	$5.00
Income From Investment Operations:
Net investment income	0.13	2
Net realized and unrealized gain on investments and foreign currency transactions	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.32
Less Distributions:
Distributions from net investment income	(0.10)
Net Asset Value, End of Period	$5.22
Total Return3	6.45%

Ratios to Average Net Assets:
Net expenses	0.22	%4
Net investment income	4.37	%4
Expense waiver/reimbursement5	1.50	%4
Supplemental Data:
Net assets, end of period (000 omitted)	$21,698
Portfolio turnover	16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

Period Ended October 31	2005	1
Net Asset Value, Beginning of Period	$5.00
Income From Investment Operations:
Net investment income	0.12	2
Net realized and unrealized gain on investments and foreign currency transactions	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.31
Less Distributions:
Distributions from net investment income	(0.10)
Net Asset Value, End of Period	$5.21
Total Return3	6.12%

Ratios to Average Net Assets:
Net expenses	0.47	%4
Net investment income	3.96	%4
Expense waiver/reimbursement5	1.45	%4
Supplemental Data:
Net assets, end of period (000 omitted)	$103,674
Portfolio turnover	16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

Period Ended October 31	2005	1
Net Asset Value, Beginning of Period	$5.00
Income From Investment Operations:
Net investment income	0.10	2
Net realized and unrealized gain on investments and foreign currency transactions	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.30
Less Distributions:
Distributions from net investment income	(0.08)
Net Asset Value, End of Period	$5.22
Total Return3	5.92%

Ratios to Average Net Assets:
Net expenses	1.22	%4
Net investment income	3.26	%4
Expense waiver/reimbursement5	1.43	%4
Supplemental Data:
Net assets, end of period (000 omitted)	$23,418
Portfolio turnover	16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchases or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period1
Actual:
Institutional Shares	$1,000	$1,049.80	$1.08
Class A Shares	$1,000	$1,048.47	$2.43
Class C Shares	$1,000	$1,044.60	$6.29
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.15	$1.07
Class A Shares	$1,000	$1,022.84	$2.40
Class C Shares	$1,000	$1,019.06	$6.21

1 Expenses are equal to the Fund's annualized net expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.21%
Class A Shares	0.47%
Class C Shares	1.22%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, from its inception date of March 30, 2005 through the end of its fiscal year on October 31, 2005 was 6.12% for Class A Shares, 5.92% for Class C Shares and 6.45% for Institutional Shares. The total return over the same period was 7.57% for the Russell Midcap Value Index (the "Index")1. The fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Index.

The equity market, as measured by the Index, was modestly positive over the reporting period despite uncertainty associated with hurricanes, high energy prices and inflation. As the fund's fiscal year ended, however, there appeared to be improving news on all three of these fronts. The hurricane season was near an end. The average price of gasoline had dropped sharply, and inflation, while rising, seemed under control.

During the reporting period, the fund was positively affected by its underweighting compared to the Index of the Consumer Discretionary and Industrial sectors which underperformed, and its overweighting of the Utilities sector which performed well. On a stock selection basis, the fund was helped by favorable results in the Consumer Staples sector and hurt by relatively weak performance in Utilities.

Individual stocks contributing positively to the fund's performance included Arden Realty Group, Inc., Gables Residential Trust, Carolina Group, Scottish Power PLC and Marathon Oil Corp. On the negative side, the fund's performance was adversely impacted by investments in UST Inc., Packaging Corporation of America, ConAgra Inc., UPM and Peoples Energy Corp.

1 The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell midcap companies with lower price-to-book ratios and lower forecasted growth. The stocks are also members of the Russell 1000 Value Index. The Russell Midcap Value Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

GROWTH OF A $50,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $50,0001 in the Federated Strategic Value Fund (Institutional Shares) (the "Fund") from March 30, 2005 (start of performance) to October 31, 2005, compared to the Standard & Poor's 500 Index (S&P 500),2 and the Russell Midcap Value Index (RMCVI).2

Average Annual Total Return3 for the Period Ended 10/31/2005
Start of Performance (3/30/2005)	6.45%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $50,000 in the Fund with no sales load. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and RMCVI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RMCVI measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The S&P 500 and RMCVI are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 Total returns for less than one year are cumulative.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Value Fund (Class A Shares) (the "Fund") from March 30, 2005 (start of performance) to October 31, 2005, compared to the Standard & Poor's 500 Index (S&P 500),2 and the Russell Midcap Value Index (RMCVI).2

Average Annual Total Return3 for the Period Ended 10/31/2005
Start of Performance (3/30/2005)	0.31%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and RMCVI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RMCVI measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The S&P 500 and RMCVI are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 Total returns quoted reflect all applicable sales charges. Total returns for less than one year are cumulative.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Value Fund (Class C Shares) (the "Fund") from March 30, 2005 (start of performance) to October 31, 2005, compared to the Standard & Poor's 500 Index (S&P 500),2 and the Russell Midcap Value Index (RMCVI).2

Average Annual Total Return3 for the Period Ended 10/31/2005
Start of Performance (3/30/2005)	3.88%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the maximum contingent deferred sales charge of 1.00% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be imposed on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and RMCVI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RMCVI measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The S&P 500 and RMCVI are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total returns for less than one year are cumulative.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2005, the Fund's sector composition1 was as follows:

Sector	Percentage of Total Net Assets
Financials	38.3%
Utilities	19.3%
Consumer Staples	18.7%
Telecommunication Services	11.3%
Materials	5.3%
Industrials	1.6%
Consumer Discretionary	1.3%
Energy	1.1%
Cash Equivalents2	3.2%
Other Assets and Liabilities--Net3	(0.1)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2005

Shares			Value
		COMMON STOCKS--96.9%
		Consumer Discretionary--1.3%
500,900		Kingfisher PLC	$1,878,672
		Consumer Staples--18.7%
127,104		Boots Group PLC, ADR	2,796,288
46,174		British American Tobacco PLC, ADR	2,034,888
57,600		Diageo PLC, ADR	3,423,168
93,900		Heinz (H.J.) Co.	3,333,450
73,622		Loews Corp.	3,029,545
36,683		Reynolds American, Inc.	3,118,055
440,800		Scottish & Newcastle PLC	3,645,834
80,187		UST, Inc.	3,318,940
76,724		Unilever PLC, ADR	3,114,994
		TOTAL	27,815,162
		Energy--1.1%
27,725	1	Royal Dutch Shell PLC, Class A, ADR	1,720,059
		Financials--38.3%
124,200		Amsouth Bancorporation	3,133,566
31,157		Arden Realty Group, Inc.	1,406,427
283,700		Barclays PLC	2,810,757
38,910		CarrAmerica Realty Corp.	1,281,306
49,596		Colonial Properties Trust	2,167,841
53,302		Duke Realty Corp.	1,817,598
100,440		Equity Office Properties Trust	3,093,552
77,000		First Horizon National Corp.	2,978,360
45,285		First Industrial Realty Trust	1,839,930
175,064		HRPT Properties Trust	1,909,948
74,084		Health Care Property Investors, Inc.	1,885,438
77,107		Health Care REIT, Inc.	2,717,251
58,391		Healthcare Realty Trust, Inc.	2,209,515
33,427		Heritage Property Investment	1,089,720
38,923		Hospitality Properties Trust	1,545,243
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
69,200		ING Groep NV, ADR	$1,997,112
89,300		KeyCorp	2,879,032
41,322		Liberty Property Trust	1,722,714
410,100		Lloyds TSB Group PLC	3,362,071
85,776		National City Corp.	2,764,561
69,507		Nationwide Health Properties, Inc.	1,611,867
48,167		PNC Financial Services Group	2,924,219
93,534		Senior Housing Properties Trust	1,656,487
107,600		U.S. Bancorp	3,182,808
75,183		Washington Mutual Bank	2,977,247
		TOTAL	56,964,570
		Industrials--1.6%
223,225		BAA PLC, ADR	2,427,572
		Materials--5.3%
75,000		Du Pont (E.I.) de Nemours & Co.	3,126,750
150,033		Packaging Corp. of America	3,044,170
89,448		UPM - Kymmene Oyj, ADR	1,729,924
		TOTAL	7,900,844
		Telecommunication Services--11.3%
136,899		BCE, Inc.	3,388,251
113,700		BellSouth Corp.	2,958,474
151,200		SBC Communications, Inc.	3,606,120
777,500		Telecom Corp. of New Zealand	3,181,061
116,300		Verizon Communications	3,664,613
		TOTAL	16,798,519
		Utilities--19.3%
43,391		Ameren Corp.	2,282,367
23,449		Cinergy Corp.	935,615
37,838		Consolidated Edison Co.	1,721,629
62,922		KeySpan Corp.	2,175,214
52,591		NICOR, Inc.	2,061,567
62,474		NiSource, Inc.	1,477,510
56,560		OGE Energy Corp.	1,456,986
86,067		Peoples Energy Corp.	3,201,692
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--continued
71,758		Pepco Holdings, Inc.	$1,542,080
60,932		Pinnacle West Capital Corp.	2,544,520
48,500		Progress Energy, Inc.	2,114,115
53,242		Scottish Power PLC, ADR	2,081,762
22,638		Southern Co.	792,104
150,885		United Utilities PLC, ADR	3,376,806
53,610		Xcel Energy, Inc.	982,671
		TOTAL	28,746,638
		TOTAL COMMON STOCKS (IDENTIFIED COST $144,397,947)	144,252,036
		REPURCHASE AGREEMENTS--3.2%
$2,688,000		Interest in $3,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,500,392, 778 on 11/1/2005. The market value of the underlying security at the end of the period was $3,570,000,001.	2,688,000
2,000,000		Interest in $1,500,000,000 joint repurchase agreement 4.04%, dated 10/31/2005, under which Barclays Capital, Inc. will repurchase a U.S. Government Agency securities with various maturities to 9/29/2025 for $1,500,168,333 on 11/1/2005. The market value of the underlying securities at the end of the period was $1,530,172,587.	2,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	4,688,000
		TOTAL INVESTMENTS--100.1% (IDENTIFIED COST $149,085,947)2	148,940,036
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(149,120)
		TOTAL NET ASSETS--100%	$148,790,916

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $149,085,947.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005

Assets:
Total investments in securities, at value (identified cost $149,085,947)		$148,940,036
Cash		4,352
Income receivable		354,569
Receivable for investments sold		45,841
Receivable for shares sold		3,258,686
TOTAL ASSETS		152,603,484
Liabilities:
Payable for investments purchased	$3,573,610
Payable for shares redeemed	145,025
Payable for distribution services fee (Note 5)	13,676
Payable for shareholder services fee (Note 5)	21,023
Accrued expenses	59,234
TOTAL LIABILITIES		3,812,568
Net assets for 28,561,722 shares outstanding		$148,790,916
Net Assets Consist of:
Paid-in capital		$148,340,341
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(144,002)
Accumulated net realized gain on investments and foreign currency transactions		519,464
Undistributed net investment income		75,113
TOTAL NET ASSETS		$148,790,916
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($21,698,278 ÷ 4,159,949 shares outstanding), no par value, unlimited shares authorized		$5.22
Offering price per share		$5.22
Redemption proceeds per share		$5.22
Class A Shares:
Net asset value per share ($103,674,470 ÷ 19,912,857 shares outstanding), no par value, unlimited shares authorized		$5.21
Offering price per share (100/94.50 of $5.21)1		$5.51
Redemption proceeds per share		$5.21
Class C Shares:
Net asset value per share ($23,418,168 ÷ 4,488,916 shares outstanding), no par value, unlimited shares authorized		$5.22
Offering price per share (100/99.00 of $5.22)1		$5.27
Redemption proceeds per share		$5.22

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

For the Period From March 30, 2005 to October 31, 2005

Investment Income:
Dividends (net of foreign taxes withheld of $21,415)			$1,496,442
Interest			76,021
TOTAL INCOME			1,572,463
Expenses:
Investment adviser fee (Note 5)		$262,459
Administrative personnel and services fee (Note 5)		136,110
Custodian fees		24,366
Transfer and dividend disbursing agent fees and expenses		33,000
Auditing fees		13,894
Legal fees		3,028
Portfolio accounting fees		20,454
Distribution services fee--Class C Shares (Note 5)		50,563
Shareholder services fee--Class A Shares (Note 5)		51,309
Shareholder services fee--Class C Shares (Note 5)		16,800
Share registration costs		73,914
Printing and postage		10,732
Insurance premiums		9,200
Miscellaneous		1,752
TOTAL EXPENSES		707,581
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(262,459)
Waiver of administrative personnel and services fee	(58,231)
Reimbursement of other operating expenses	(191,099)
TOTAL WAIVERS AND REIMBURSEMENT		(511,789)
Net expenses			195,792
Net investment income			1,376,671
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions			532,650
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency			(144,002)
Net realized and unrealized gain on investments and foreign currency			388,648
Change in net assets resulting from operations			$1,765,319

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended October 31	2005	1
Increase (Decrease) in Net Assets
Operations:
Net investment income		$1,376,671
Net realized gain on investments and foreign currency transactions		532,650
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency		(144,002)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS		1,765,319
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares		(293,527)
Class A Shares		(820,805)
Class C Shares		(200,412)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS		(1,314,744)
Share Transactions:
Proceeds from sale of shares		151,066,487
Net asset value of shares issued to shareholders in payment of distributions declared		821,855
Cost of shares redeemed		(3,548,001)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS		148,340,341
Change in net assets		148,790,916
Net Assets:
Beginning of period		--
End of period (including undistributed net investment income of $75,113)		$148,790,916

1 For the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide income and long-term capital appreciation.

Effective March 30, 2005, the Fund began offering Institutional Shares, Class A Shares, and Class C Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended October 31	20051
Institutional Shares:	Shares	Amount
Shares sold	4,245,888	$22,063,743
Shares issued to shareholders in payment of distributions declared	6,503	34,129
Shares redeemed	(92,442)	(490,947)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,159,949	$21,606,925

Period Ended October 31	20051
Class A Shares:	Shares	Amount
Shares sold	20,304,382	$105,293,670
Shares issued to shareholders in payment of distributions declared	123,492	644,306
Shares redeemed	(515,017)	(2,680,511)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	19,912,857	$103,257,465

Period Ended October 31	20051
Class C Shares:	Shares	Amount
Shares sold	4,533,193	$23,709,074
Shares issued to shareholders in payment of distributions declared	27,325	143,420
Shares redeemed	(71,602)	(376,543)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	4,488,916	$23,475,951
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	28,561,722	$148,340,341

1 For the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.

For the year ended October 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$13,186	$(13,186)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended October 31, 2005, was as follows:

2005
Ordinary income1	$1,314,744

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$594,576
Net unrealized depreciation	$(145,911)

At October 31, 2005, the cost of investments for federal tax purposes was $149,085,947. The net unrealized depreciation of investments for federal tax was $145,911. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,436,639 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,582,550.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.750% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended October 31, 2005, the Adviser voluntarily waived $262,459 of its fee and reimbursed $191,099 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended October 31, 2005, the net fee paid to FAS was 0.22% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the period ended October 31, 2005, FSC retained $39,992 of fees paid by the Fund.

For the period ended October 31, 2005, Class A Shares did not incur a distribution services fee.

Sales Charges

For the period ended October 31, 2005, FSC, the principal distributor, retained $154,779 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the period ended October 31, 2005, FSSC retained $2,640 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended October 31, 2005, were as follows:

Purchases	$153,707,870
Sales	$9,698,385

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2005, 84.5% of total income (including short-term capital gains) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2005, 58.0% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED STRATEGIC VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Strategic Value Fund (one of the portfolios constituting Federated Equity Funds), (the "Fund"), as of October 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March 30, 2005 (initial public investment) through October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Strategic Value Fund of Federated Equity Funds at October 31, 2005, the results of its operations, changes in its net assets and the financial highlights for the period from March 30, 2005 (initial public investment) through October 31, 2005, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001	Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998	James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new product, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. During its review of the contract, the Board considered several factors, among the most material of which are: the Fund's proposed investment objectives and proposed investment program; the Adviser's management philosophy, investment and operating strategies, personnel, and processes to implement the proposed investment program; Federated's business rationale for proposing the creation of the Fund (including estimates for near-term growth of the Fund); the design and positioning of the Fund within Federated's overall product lineup; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services expected to be provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated family of funds, and was assisted in its deliberations by the advice of independent legal counsel.

With respect to the Fund's proposed advisory fee, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, and they are readily available to potential investors in the Fund as alternative investment vehicles. The range of their fees therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund would be competing.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as past fund performance, the Adviser's cost of providing services, the extent to which the Adviser may realize "economies of scale" as the Fund grows, and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board based its decision to approve the advisory contract (and, thus, effectively to "select" the Adviser) on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Strategic Value Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172586
Cusip 314172578
Cusip 314172560

33982 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy,
Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2005 - $216,645

                        Fiscal year ended 2004 - $156,906

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $161

                        Fiscal year ended 2004 - $84,480

            Transfer agent testing and Transfer Agent Service Auditors
      Report respectively.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $140,866 and $150,068
      respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures,
      Transfer Agent Service Auditors report and fees for review of N-14 merger documents.

      Fiscal year ended 2004- Attestation services relating to the review of fund share transactions, Transfer Agent Service Auditors report and fees for review of N-14 merger documents.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,089 and $65,000
      respectively.

      Analysis regarding the realignment of advisory companies.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $28,462 and $100,531
      respectively. Fiscal year ended 2005-Discussions with auditors related to market timing and late trading activities and executive compensation analysis. Fiscal year ended 2004- Consultation regarding information request by regulatory agencies and executive compensation analysis.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with
                  or overseen by another investment adviser), and any
                  entity controlling, controlled by, or under common
                  control with the investment adviser that provides ongoing
                  services to the registrant  at the time of the engagement
                  to be non-audit services; and
(3)               Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $249,792

            Fiscal year ended 2004 - $796,159

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Funds

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ ___J. Christopher Donahue, Principal Executive Officer______
            J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2005

By          /S/ ___Richard J. Thomas, Principal Financial Officer______
            Richard J. Thomas, Principal Financial Officer
Date        December 22, 2005